                                                             Investment
                                                             Portfolios
                                                             offered by
                                                             BlackRock Provident
                                                             Institutional Funds

                                                             Semi-Annual Report
                                                             April 30, 2002


                                                        [LOGO] BlackRock

                                    [GRAPHIC]


--------------------------------------------------------------------------------

  [LOGO] BlackRock                                 100 Bellevue Parkway
                                                              4th Floor
                                                   Wilmington, DE 19809
                                                         (302) 797-2000
                                                          www.brpif.com

                                                                   May 23, 2002

Dear Shareholder:

   We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Provident Institutional Funds for the period ended April 30, 2002.

   Included is the Investment Adviser's Report with commentary on the current status of the United States economic recovery and the performance and asset growth in our Funds.

   BlackRock Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                     Sincerely,
                                     /s/ Ralph Schlosstein
                                     Ralph Schlosstein
                                     Chairman & President

                    BLACKROCK PROVIDENT INSTITUTIONAL FUNDS
                 Semi-Annual Report of the Investment Adviser

   The U.S. economy rebounded in the final quarter of 2001, as strong consumer and military spending overcame the tragedy of September 11. The first quarter of 2002 demonstrated even stronger growth. The nation's gross domestic product grew by 5.8%, the fastest annual rate in over two years, led by a 3.5% gain in consumer spending and slower business inventory reductions. The employment picture also improved late in the first quarter. March's employment report showed an increase of 58,000 jobs, the first such gain in eight months. Finally, inflation continued to be tame. On a year-over-year basis, consumer prices in March rose only 1.5%, while producer prices fell by 1.4% in the same one-year period.

   After eleven rate reductions in 2001, the Federal Reserve ended its accommodative money policy in the first quarter to assess the impact of 475 basis points of monetary stimulus on the economy. The short-end of the money market yield curve traded close to the 1.75% federal funds rate, but longer-term rates out to thirteen months in maturity reflected a strong bias that the Fed would raise the federal funds rate to 3% or higher by the end of 2002. The Fed added weight to this sentiment by removing their easing bias at the March FOMC meeting. With one-year LIBOR rates over 3%, the money market yield curve experienced its most positive slope in seven years.

   Total assets in the BlackRock Provident Institutional Funds continued their strong growth pattern in the six month period ended April 30. The funds' performance was aided by investments made last summer and fall at yields of 3-4%. On April 30, assets in the ten money market portfolios totaled $51 billion, versus $46.9 billion six months ago and $39.1 billion last April. The funds' investment strategy continued to emphasize longer maturities to maximize yield, due primarily to the steepness of the money market yield curve. The AAA-rated funds, TempFund, FedFund, FedTrust, T-Fund and Treasury Trust were managed in the 50-55 day range, while TempCash targeted a longer average weighted maturity of 60-65 days. The issuance of non-financial commercial paper continued to plummet and yield spreads between corporate and government debt remained very narrow during the period. These tight spreads encouraged the funds to favor government obligations over corporates, particularly on longer-maturing investments to minimize credit risk. The municipal funds also continued their focus on credit quality in the wake of September 11, with particular attention on banks, insurers and issuers in the states of California and New York. With overnight rates approximating the federal funds rate of 1.75% for the last five months, the yield spread between the funds' yields and the federal funds rate has narrowed, but remains positive. On April 30, for example, the one-day yields on TempFund and TempCash were 1.81% and 1.91%, respectively, versus 1.75% on federal funds.

   We appreciate your continued interest in the BlackRock Provident Institutional Funds and look forward to meeting your institutional liquidity needs in the future.

                                 BlackRock Institutional Management Corporation

                    BlackRock Provident Institutional Funds
                              TempFund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                           Par
              Maturity    (000)          Value
              --------    --------   ----------------
AGENCY OBLIGATIONS--12.6%
Federal Home Loan Bank--5.1%
  Federal Home Loan Bank Bonds
   6.87%      05/29/02   $146,500   $    147,081,414
   6.25%      11/15/02     50,000         51,156,863
   2.25%      12/27/02    160,000        160,000,000
   5.13%      01/13/03    359,825        366,826,571
   2.60%      04/08/03    150,000        150,000,000
   2.80%      04/11/03    150,000        150,000,000
  Federal Home Loan Bank Discount Notes
   1.85%      06/26/02    152,430        151,991,340
   1.85%      06/28/02    278,785        277,954,066
   1.81%      07/03/02     75,000         74,762,437
   2.28%      02/28/03     40,000         39,956,666

                                     ----------------
                                       1,569,729,357

                                     ----------------
Federal Home Loan Mortgage Corporation--1.7%
  Federal Home Loan Mortgage Corporation Bonds
   6.25%      10/15/02     18,280         18,609,717
   4.75%      03/15/03     24,000         24,456,279
  Federal Home Loan Mortgage Corporation Discount Notes
   1.78%      05/28/02    200,000        199,733,000
   3.59%      06/20/02     81,007         80,603,090
   1.82%      07/03/02     68,500         68,281,828
   6.63%      08/15/02    114,520        115,414,331
   2.15%      11/07/02     30,000         29,659,583

                                     ----------------
                                         536,757,828

                                     ----------------
Federal National Mortgage Association--5.8%
  Federal National Mortgage Association Bonds
   6.75%      08/15/02    267,000        269,686,906
   6.38%      10/15/02     33,032         33,646,702
   2.25%      01/28/03     58,500         58,496,460
   5.00%      02/14/03     10,000         10,214,907
  Federal National Mortgage Association Discount Notes
   3.30%      05/24/02    100,000         99,789,167
   3.59%      06/14/02    234,000        232,974,690
   1.85%      06/26/02    475,000        473,633,055
   1.86%      06/26/02    365,007        363,950,913
   2.10%      10/02/02    192,000        190,279,307
   2.40%      11/15/02     45,000         44,406,000

                                     ----------------
                                       1,777,078,107

                                     ----------------
    TOTAL AGENCY OBLIGATIONS
      (Cost $3,883,565,292)            3,883,565,292

                                     ----------------
CERTIFICATES OF DEPOSIT--15.0%
Domestic Certificates of Deposit
  Bank of America, N.A. (A-1+, P-1)
   3.93%      06/18/02     50,000         49,995,230
   1.88%      08/23/02    150,000        150,000,000
  Bank of New York (A-1+, P-1)
   2.34%      02/21/03     18,000         18,000,000
   2.34%      02/24/03    162,000        162,000,000

                               Par
                Maturity      (000)           Value
                --------      --------   ----------------
CERTIFICATES OF DEPOSIT (continued)
Domestic Certificates of Deposit (continued)
  Bank One Illinois, N.A. (A-1, P-1)
   3.69%        09/17/02     $150,000    $    149,991,650
  Chase Manhattan Bank USA, N.A. (A-1+, P-1)
   1.81%        05/21/02      200,000         200,000,000
   1.87%        07/15/02      450,000         450,000,000
  Citibank, N.A. (A-1+, P-1)
   1.80%        05/21/02      329,000         329,000,000
   1.81%        05/28/02      300,000         300,000,000
  First Tennessee Bank, N.A. (A-1, P-1)
   1.80%        05/01/02       25,000          25,000,000
   1.80%        05/08/02      100,000         100,000,000
   1.82%        06/12/02      150,000         149,999,936
  Harris Trust & Savings Bank (A-1+, P-1)
   1.77%        05/24/02      300,000         300,000,000
   1.84%        06/24/02      100,000         100,000,000
   2.23%        10/24/02       50,000          50,000,000
  HSBC Bank USA (A-1+, P-1)
   1.96%        08/30/02      200,000         200,000,000
  Marshall & Ilsley Bank (A-1, P-1)
   1.72%        05/13/02       50,000          50,000,000
   1.73%        05/13/02      100,000         100,000,000
   1.86%        07/11/02      100,000         100,000,000
   1.86%        07/18/02      100,000         100,000,000
   4.19%        07/31/02      100,000         100,002,417
  National City Bank Indiana (A-1, P-1)
   2.29%        11/19/02      150,000         150,000,000
   2.40%        11/25/02      150,000         150,000,000
  State Street Bank & Trust Co. (A-1+, P-1)
   1.79%        05/09/02      250,000         250,000,000
   1.90%        08/19/02       80,000          80,000,000
   1.91%        08/21/02      140,000         140,000,000
  U.S. Bank, N.A. (A-1, P-1)
   1.78%        06/24/02      175,000         175,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
   1.80%        05/15/02      110,000         110,000,000
   1.83%        05/20/02      300,000         300,000,000
   1.80%        05/28/02      100,000         100,000,000

                                         ----------------
    TOTAL CERTIFICATES OF DEPOSIT
      (Cost $4,638,989,233)                 4,638,989,233

                                         ----------------
COMMERCIAL PAPER--39.9%
Asset Backed Securities--20.5%
  Amstel Funding Corp. (A-1+, P-1)
   1.84%        05/06/02      296,245         296,169,293
   1.83%        05/20/02      195,656         195,467,029
   1.83%        06/21/02      175,402         174,947,270
   1.90%        07/09/02      415,000         413,488,708
  Amsterdam Funding Corp. (A-1, P-1)
   1.81%        05/09/02       75,000          74,969,833
  Atlantis One Funding Corp. (A-1+, P-1)
   1.90%        07/15/02       75,000          74,703,125

                              TempFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                 Maturity       (000)          Value
               --------        --------   ----------------
COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
  Bavaria Universal Funding (A-1, P-1)
   1.84%       05/02/02      $ 58,092     $     58,089,031
  Ciesco LP (A-1+, P-1)
   1.80%       06/05/02        94,460           94,294,695
   1.81%       06/10/02       100,000           99,798,889
  Corporate Asset Funding Co. (A-1+, P-1)
   1.80%       05/29/02        66,750           66,656,550
   1.81%       05/29/02       139,000          138,804,319
   1.87%       07/10/02       140,000          139,490,944
  Corporate Receivable Corp. (A-1+, P-1)
   1.80%       05/13/02       100,000           99,940,000
   1.80%       05/15/02       100,000           99,930,000
   1.87%       07/10/02       115,000          114,581,847
  CXC, Inc. (A-1+, P-1)
   1.83%       05/01/02       147,000          147,000,000
   1.80%       05/09/02       100,000           99,960,000
   1.87%       07/15/02       100,000           99,610,417
   1.86%       07/16/02        50,000           49,803,667
  Delaware Funding Corp. (A-1+, P-1)
   1.77%       05/07/02       112,966          112,932,675
   1.78%       05/13/02        43,500           43,474,190
   1.78%       05/20/02        75,138           75,067,412
   1.78%       05/24/02        25,158           25,129,390
  Edison Asset Securitization LLC (A-1+, P-1)
   1.80%       05/08/02       200,000          199,930,000
   1.80%       05/09/02       250,000          249,900,000
   1.82%       05/24/02        78,004           77,913,299
   1.95%       06/24/02        90,000           89,736,750
   1.96%       06/24/02       338,898          337,901,640
   1.95%       08/09/02       190,000          188,970,833
  Fairway Finance Corp. (A-1, P-1)
   1.80%       05/06/02        80,108           80,087,973
   1.81%       05/13/02        75,583           75,537,398
   1.80%       05/20/02       100,000           99,905,000
   1.89%       07/15/02        50,247           50,049,152
  Fcar Owner Trust (A-1+, P-1)
   1.80%       05/23/02       100,000           99,890,000
   1.83%       05/24/02       100,000           99,883,083
   1.78%       06/13/02        50,000           49,893,694
  Jupiter Securitization Corp. (A-1, P-1)
   1.81%       05/08/02       172,491          172,430,293
   1.77%       05/23/02       100,000           99,891,833
  Moat Funding LLC (A-1+, P-1)
   1.81%       05/13/02       100,000           99,939,667
  Park Avenue Receivables (A-1, P-1)
   1.78%       05/15/02        34,804           34,779,908
   1.78%       05/24/02       168,205          168,013,714
   1.78%       05/29/02        15,028           15,007,195
  Receivables Capital Corp. (A-1+, P-1)
   1.80%       06/03/02        82,916           82,779,189
   1.80%       06/21/02       177,320          176,867,834

                               Par
                 Maturity     (000)         Value
                --------     --------  ----------------
COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
  Sheffield Receivables Corp. (A-1+, P-1)
   1.82%        05/06/02    $120,000   $    119,969,667
   1.86%        05/10/02     140,090        140,024,858
   1.79%        05/24/02      60,000         59,931,383
  Trident Capital Finance (A-1+, P-1)
   1.80%        05/02/02     200,000        199,990,000
   1.80%        05/08/02     111,800        111,760,870
   1.84%        05/15/02      56,700         56,659,428
   1.80%        06/04/02     200,000        199,660,000
  Windmill Funding Corp. (A-1+, P-1)
   1.80%        05/08/02     100,000         99,965,000

                                       ----------------
                                          6,331,578,945

                                       ----------------
Banks--8.5%
  Barclays U.S. Funding Corp. (A-1+, P-1)
   1.78%        05/10/02     350,000        349,844,250
   1.85%        07/17/02     310,000        308,773,347
  Deutsche Bank Financial LLC (A-1+, P-1)
   1.84%        07/10/02     500,000        498,211,111
   1.85%        07/24/02     200,000        199,136,667
  Forrestal Funding Master Trust (A-1+, P-1)
   1.83%        06/14/02     100,000         99,776,333
  HSBC USA, Inc. (A-1, P-1)
   1.88%        08/22/02     200,000        198,819,778
  Intrepid Capital Corp. (A-1+, P-1)
   1.94%        06/18/02      71,834         71,648,189
  Toronto-Dominion Holdings Corp. (A-1+, P-1)
   1.89%        06/19/02     100,000         99,742,750
   1.86%        07/11/02     200,000        199,268,306
   1.85%        08/23/02     200,000        198,828,333
  Variable Funding Capital (A-1, P-1)
   1.83%        06/05/02     200,000        199,644,167
   1.80%        06/10/02     200,000        199,600,000

                                       ----------------
                                          2,623,293,231

                                       ----------------
Cigarettes--0.8%
  Philip Morris Companies, Inc. (A-1, P-1)
   1.77%        05/16/02     115,000        114,915,187
   1.78%        05/23/02     125,000        124,864,028

                                       ----------------
                                            239,779,215

                                       ----------------
Communication Services--0.3%
  SBC International, Inc. (A-1+, P-1)
   1.86%        08/23/02     100,000         99,411,000

                                       ----------------
Finance Services--2.6%
  ING (US) Funding (A-1+, P-1)
   1.85%        07/15/02     300,000        298,843,750
  UBS Finance (Delaware) LLC (A-1+, P-1)
   1.85%        08/26/02     500,000        496,993,750

                                       ----------------
                                            795,837,500

                                       ----------------

                              TempFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                               Par
                  Maturity    (000)          Value
                  --------    --------  ----------------
COMMERCIAL PAPER (continued)
Pharmaceutical Preparations--0.2%
  Abbott Laboratories (A-1+, P-1)
   1.83%          05/14/02   $ 29,898   $     29,878,242
  Bayer Corp. (A-1, P-1)
   1.84%          06/03/02     51,232         51,145,589

                                        ----------------
                                              81,023,831

                                        ----------------
Security Brokers & Dealers--4.6%
  Bear Stearns Companies, Inc. (A-1, P-1)
   1.86%          07/15/02    144,000        143,442,000
   1.85%          07/19/02    200,000        199,188,056
  Morgan Stanley Dean Witter Financing (A-1+, P-1)
   1.84%          05/20/02    198,500        198,307,234
   1.92%          06/24/02    150,000        149,568,000
   1.85%          07/19/02    230,000        229,066,264
  Salomon Smith Barney Holdings, Inc. (A-1+, P-1)
   1.80%          05/24/02    500,000        499,425,000

                                        ----------------
                                           1,418,996,554

                                        ----------------
Short Term Business Credit Institutions--1.7%
  General Electric Capital Corp. (A-1+, P-1)
   2.00%          05/07/02    100,000         99,966,667
   1.97%          09/24/02    250,000        248,002,639
   2.20%          10/02/02    150,000        148,588,333
  Heller Financial, Inc. (AAA, Aaa)
   2.14%          07/26/02     25,000         25,015,243

                                        ----------------
                                             521,572,882

                                        ----------------
Sugar & Confectionary Products--0.7%
  Nestle Capital Corp. (A-1+, P-1)
   1.86%          08/23/02    207,000        205,780,770

                                        ----------------
    TOTAL COMMERCIAL PAPER
      (Cost $12,317,273,928)              12,317,273,928

                                        ----------------
VARIABLE RATE OBLIGATIONS--10.7%
Banks--4.6%
  American Express Centurion Bank (A+, Aa3)
   1.84%(b)       05/14/02    200,000        200,000,000
  Bank of America, N.A. (A-1+, P-1)
   1.97%(b)       05/20/02    100,000        100,008,542
   2.06%(b)       06/14/02     80,000         80,016,415
  J.P. Morgan Chase & Co. (A-1+, P-1)
   2.11%(b)       07/08/02     50,000         50,018,891
  National City Bank (Cleveland) (A-1, P-1)
   1.81%(b)       05/01/02    250,000        249,996,731
  SMM Trust Series 2001G (A-1+, P-1)
   1.90%(b)       06/03/02    446,957        446,957,000
   2.00%(b)       06/13/02    135,000        135,000,000
  Wells Fargo Financial, Inc. (A+, Aa2)
   1.85%(b)       05/01/02    150,000        150,008,918

                                        ----------------
                                           1,412,006,497

                                        ----------------

                               Par
                  Maturity    (000)          Value
                  --------    --------  ----------------
VARIABLE RATE OBLIGATIONS (continued)
Finance Services--0.3%
  Credit Suisse First Boston USA, Inc. (AA-, Aa3)
   1.85%(b)       05/20/02   $ 90,000   $     90,000,000

                                        ----------------
Life Insurance--0.3%
  John Hancock Global Funding II (AA+, Aa2)
   1.83%(b)       05/07/02     99,000         99,000,000

                                        ----------------
Miscellaneous Business Credit Institutions--1.7%
  American Express Credit Corp. (A+, Aa3)
   1.81%(b)       05/28/02    200,000        200,007,452
  Associates Corporation of North America (A-1+, P-1)
   1.96%(b)       05/01/02    128,700        128,700,000
  First Union National Bank (A+, Aa3)
   2.08%(b)       05/20/02     25,000         25,039,504
  General Electric Capital Corp. (AAA, Aaa)
   1.85%(b)       05/24/02    179,500        179,571,104

                                        ----------------
                                             533,318,060

                                        ----------------
Pharmaceutical Preparations--0.6%
  Merck & Co., Inc.
   1.81%(b)       05/28/02    200,000        200,000,000

                                        ----------------
Security Brokers & Dealers--3.2%
  Merrill Lynch & Co., Inc. (AA-, Aa3)
   2.08%(b)       05/07/02     36,850         36,918,420
   1.85%(b)       05/08/02    200,000        200,000,000
   1.83%(b)       05/16/02    419,000        418,969,737
   2.09%(b)       06/10/02    141,000        141,281,686
   2.18%(b)       07/08/02     12,200         12,226,933
   2.09%(b)       07/24/02     50,000         50,026,004
   2.10%(b)       07/29/02     72,950         73,064,606
  Salomon Smith Barney Holdings, Inc. (A-1+, P-1)
   2.06%(b)       05/03/02     50,000         50,000,528

                                        ----------------
                                             982,487,914

                                        ----------------
    TOTAL VARIABLE RATE OBLIGATIONS
      (Cost $3,316,812,471)                3,316,812,471

                                        ----------------
MEDIUM TERM NOTES--5.1%
Security Brokers & Dealers--2.8%
  Goldman Sachs Group PN (A-1+, P-1)
   3.59%          05/06/02    260,000        260,000,000
   3.61%          05/31/02    100,000        100,000,000
   2.00%          07/08/02    500,000        500,000,000

                                        ----------------
                                             860,000,000

                                        ----------------
Short Term Business Credit Institutions--2.3%
  General Electric Capital Corp. (AAA, Aaa)
   3.82%          07/30/02    200,000        200,000,000
   7.00%          02/03/03    134,500        139,094,734
   2.38%          02/21/03    325,000        325,000,000

                              TempFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                             Par
                Maturity    (000)          Value
                --------    --------  ----------------
MEDIUM TERM NOTES (continued)
Short Term Business Credit Institutions (continued)
  Heller Financial, Inc. (AAA, Aaa)
   7.50%        08/23/02   $ 50,032   $     50,875,262

                                      ----------------
                                           714,969,996

                                      ----------------
    TOTAL MEDIUM TERM NOTES
      (Cost $1,574,969,996)              1,574,969,996

                                      ----------------
TIME DEPOSITS--0.4%
  KeyBank, N.A.
   1.78%        05/01/02    115,000
    TOTAL TIME DEPOSITS
      (Cost $115,000,000)                  115,000,000

                                      ----------------
REPURCHASE AGREEMENTS--15.2%
  J.P. Morgan Securities, Inc.
   1.92%        05/01/02    310,000        310,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $310,016,533,
    collateralized by $339,588,460
    Government National Mortgage
    Association Bonds 5.50% to
    7.50% due from 04/15/17 to
    04/15/32. The market value is
    $319,304,323.)
  J.P. Morgan Securities, Inc.
   1.75%        05/01/02    200,000        200,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $200,009,722
    collateralized by $212,555,000
    Federal Home Loan Bank
    Discount Notes and Federal
    National Mortgage Association
    Strips 0.00% due from 05/22/02 to
    02/07/15. The market value is
    $206,002,087.)
  Merrill Lynch Government Securities Inc.
   1.80%        06/24/02    200,000        200,000,000
   (Agreement dated 04/09/02 to be
    repurchased at $200,760,000
    collateralized by $201,003,526
    Federal National Mortgage
    Association Bonds 6.50% to
    7.00% due 04/01/32. The market
    value is $206,004,435.)

                              Par
                Maturity     (000)           Value
                --------     --------   ----------------
REPURCHASE AGREEMENTS (continued)
  Morgan Stanley & Co. Incorporated
   1.85%        05/01/02    $126,500    $    126,500,000
   (Agreement dated 04/30/02 to be
    repurchased at $126,506,501
    collateralized by $137,649,756
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Bonds, Discount Notes, Medium
    Term Notes and Variable Rate
    Notes, Student Loan Marketing
    Association Discount Notes and
    U.S. Treasury Strips 0.00% to
    6.50% due from 05/28/02 to
    05/01/32. The market value is
    $130,235,744.)
  Morgan Stanley & Co. Incorporated
   1.90%        05/01/02     400,000         400,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $400,021,111
    collateralized by $435,256,146
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Bonds, Discount Notes, Medium
    Term Notes and Variable Rate
    Notes, Student Loan Marketing
    Association Discount Notes and
    U.S. Treasury Strips 0.00% to
    6.50% due from 05/28/02 to
    05/01/32. The market value is
    $411,812,629.)
  Morgan Stanley & Co. Incorporated
   1.91%        05/01/02     450,000         450,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $450,023,875
    collateralized by $489,663,163
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Bonds, Discount Notes, Medium
    Term Notes and Variable Rate
    Notes, Student Loan Marketing
    Association Discount Notes and
    U.S. Treasury Strips 0.00% to
    6.50% due from 05/28/02 to
    05/01/32. The market value is
    $463,289,208.)

                              TempFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                              Par
                Maturity     (000)           Value
                --------     --------   ----------------
REPURCHASE AGREEMENTS (continued)
  Morgan Stanley & Co. Incorporated
   1.94%        05/01/02    $346,000    $    346,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $346,018,646
    collateralized by $376,496,566
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Bonds, Discount Notes, Medium
    Term Notes and Variable Rate
    Notes, Student Loan Marketing
    Association Discount Notes and
    U.S. Treasury Strips 0.00% to
    6.50% due from 05/28/02 to
    05/01/32. The market value is
    $356,217,924.)
  Morgan Stanley & Co. Incorporated
   1.75%        05/24/02     500,000         500,000,000
   (Agreement dated 04/23/02 to be
    repurchased at $500,753,472
    collateralized by $544,070,182
    Federal Home Loan Mortgage
    Corporation Bonds, Federal
    National Mortgage Association
    Bonds, Discount Notes, Medium
    Term Notes and Variable Rate
    Notes, Student Loan Marketing
    Association Discount Notes and
    U.S. Treasury Strips 0.00% to
    6.50% due from 05/28/02 to
    05/01/32. The market value is
    $514,765,787.)
  UBS Warburg LLC.
   1.78%        05/01/02     200,000         200,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $200,009,889
    collateralized by $205,721,000
    Federal Home Loan Bank
    Discount Notes, Federal National
    Mortgage Association Bonds and
    Student Loan Marketing
    Association Discount Notes 0.00%
    to 6.25% due from 05/20/02 to
    02/17/11. The market value is
    $206,001,749.)

                              Par
                Maturity     (000)           Value
                --------     --------   ----------------
REPURCHASE AGREEMENTS (continued)
  UBS Warburg LLC.
   1.83%        05/08/02    $300,000    $    300,000,000
   (Agreement dated 03/19/02 to be
    repurchased at $300,762,500
    collateralized by $486,914,679
    Federal Home Loan Mortgage
    Corporation Bonds and Strips and
    Federal National Mortgage
    Association Bonds and Strips
    0.00% to 6.50% due 04/01/09 to
    04/01/32. The market value is
    $309,001,434.)
  UBS Warburg LLC.
   1.70%        05/13/02     600,000         600,000,000
   (Agreement dated 01/11/02 to be
    repurchased at $603,456,667
    collateralized by $1,747,738,875
    Federal National Mortgage
    Association Strips 0.00% due from
    07/01/22 to 04/01/32. The market
    value is $618,000,057.)
  UBS Warburg LLC.
   1.79%        05/24/02     400,000         400,000,000
   (Agreement dated 02/06/02 to be
    repurchased at $402,128,111
    collateralized by $397,615,000
    Federal Agricultural Mortgage
    Corporation Discount Notes and
    Medium Term Notes, Federal
    Home Loan Bank Notes, Federal
    Home Loan Mortgage Corporation
    Medium Term Notes and Federal
    National Mortgage Association
    Bonds and Discount Notes 0.00%
    to 7.125% due from 07/30/02 to
    01/15/30. The market value is
    $412,609,953.)
  UBS Warburg LLC.
   1.81%        06/24/02     250,000         250,000,000
   (Agreement dated 04/10/02 to be
    repurchased at $250,942,708
    collateralized by $398,868,373
    Federal Home Loan Mortgage
    Corporation Bonds and Federal
    National Mortgage Association
    Bonds 5.50% to 7.00% due from
    01/01/09 to 02/01/32. The market
    value is $257,500,847.)

                              TempFund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                 Maturity      (000)            Value
                 --------       --------   ----------------
REPURCHASE AGREEMENTS (continued)
  UBS Warburg LLC.
   1.89%         06/28/02     $400,000     $    400,000,000
   (Agreement dated 04/02/02 to be
    repurchased at $401,827,000
    collateralized by $766,970,750
    Federal National Mortgage
    Association Strips 0.00% due from
    04/01/27 to 04/01/32. The market
    value is $412,002,852.)
    TOTAL REPURCHASE
     AGREEMENTS
                                           ----------------
      (Cost $4,682,500,000)                   4,682,500,000

                                           ----------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $30,529,110,920(a))     98.9%  30,529,110,920
OTHER ASSETS IN EXCESS
 OF LIABILITIES                   1.1%     328,777,783
                                -----  ---------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 26,460,084,990 Institutional
 Shares, 4,137,525,499 Dollar
 Shares, 61,602,745 Cash
 Management Shares,
 199,187,399, Cash Reserve
 Shares and 13,596
 Administration Shares
 outstanding)                   100.0% $30,857,888,703
                                =====  ===============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($30,857,888,703 / 30,858,414,229)              $1.00
                                                 =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              TempFund Portfolio
                             Maturity Information
                                April 30, 2002

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days 14,346,766,000    47.1%
                       31-60 Days  5,996,248,000    19.7
                       61-90 Days  4,532,897,000    14.9
                      91-120 Days  2,498,552,000     8.2
                     121-150 Days    600,000,000     2.0
                    Over 150 Days  2,460,137,000     8.1

                      Average Weighted Maturity--59 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              TempCash Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                             Par
                Maturity    (000)          Value
                --------    --------  ---------------
AGENCY OBLIGATIONS--1.9%
Federal Home Loan Mortgage
 Corporation Discount Notes--0.3%
   1.88%        11/07/02   $ 30,000   $    29,702,333

                                      ---------------
Federal National Mortgage Association
 Discount Notes--1.6%
   1.63%        08/05/02    140,000       139,391,467

                                      ---------------
    TOTAL AGENCY OBLIGATIONS
      (Cost $169,093,800)                 169,093,800

                                      ---------------
CERTIFICATES OF DEPOSIT--30.1%
Domestic Certificates of Deposit--7.8%
  Bank of New York (A-1, P-1)
   2.34%        02/24/03     60,000        60,000,000
  Bank One Illinois, N.A. (A-1, P-1)
   3.64%        09/10/02     85,000        85,024,327
   3.69%        09/17/02     50,000        50,028,434
  Chase Manhattan Bank USA, N.A. (A-1+, P-1)
   1.87%        07/15/02     50,000        50,000,000
  Citibank, N.A. (A-1+, P-1)
   1.80%        05/21/02     50,000        50,000,000
  HSBC Bank USA (A-1, P-1)
   1.81%        05/13/02    100,000       100,000,000
   1.96%        08/30/02     50,000        50,000,000
  State Street Bank & Trust Co. (A-1+, P-1)
   1.91%        08/21/02     60,000        60,000,000
  Washington Mutual Bank (A-2, P-1, F1)
   1.99%        06/17/02    197,000       197,000,000

                                      ---------------
                                          702,052,761

                                      ---------------
Eurodollar Certificates of Deposit--1.7%
  Societe Generale Euro (A-1+, P-1)
   2.32%        10/31/02    157,000       157,003,938

                                      ---------------
Yankee Dollar Certificates of Deposit--20.6%
  ABN AMRO Bank N.V. (A-1+, P-1)
   2.64%        04/08/03     85,000        85,000,000
  Bank of Nova Scotia (Scotiabank) (A-1, P-1)
   2.11%        11/15/02     50,000        49,948,941
  Barclays Bank PLC (A-1+, P-1)
   1.70%        07/17/02    185,000       184,858,779
  Canadian Imperial Bank (A-1+, P-1)
   4.19%        07/01/02     25,000        24,999,595
   4.05%        07/15/02     75,000        74,999,252
   3.60%        09/20/02     45,000        44,998,292
  Credit Agricole Indosuez (A-1+, P-1)
   2.20%        10/16/02    250,000       250,000,000
  Credit Suisse First Boston N.Y. (A-1+, P-1)
   1.92%        06/24/02    100,000        99,995,523
   1.95%        06/25/02     19,000        19,000,000
  Foreningssparbanken AB (Swedbank) (A-1, P-1)
   3.67%        10/04/02     55,000        54,997,709
  Natexis Banque Populaires S.A. (A-1, P-1)
   1.83%        05/20/02    125,000       125,000,328

                               Par
                 Maturity     (000)           Value
                 --------     --------   ---------------
CERTIFICATES OF DEPOSIT (continued)
Yankee Dollar Certificates of Deposit (continued)
   4.20%         05/21/02    $ 50,000    $    50,000,000
   1.82%         05/28/02      73,000         73,000,000
   1.85%         07/22/02     100,000        100,000,000
  Royal Bank of Canada (A-1+, P-1)
   2.42%         04/01/03     100,000        100,000,000
  Svenska Handelsbanken (A-1, P-1)
   1.81%         05/20/02     150,000        150,000,000
   4.26%         06/18/02      47,000         46,999,700
   4.19%         06/25/02      50,000         49,998,904
   1.84%         06/26/02      50,000         50,001,155
   4.20%         07/01/02      50,000         50,000,000
  Toronto-Dominion Bank (A-1+, P-1)
   2.05%         11/13/02      25,000         24,966,709
  Westdeutsche Landesbank Girozentrale (A-1+, P-1)
   2.65%         11/29/02      60,000         60,000,000
   2.35%         01/08/03      90,500         90,500,000

                                         ---------------
                                           1,859,264,887

                                         ---------------
    TOTAL CERTIFICATES OF
     DEPOSIT
      (Cost $2,718,321,586)                2,718,321,586

                                         ---------------
COMMERCIAL PAPER--56.5%
Asset Backed Securities--30.0%
  Amstel Funding Corp. (A-1+, P-1)
   1.84%         05/13/02     105,000        104,935,600
   1.83%         06/21/02      50,000         49,870,375
  Amsterdam Funding Corp. (A-1, P-1)
   1.80%         05/10/02      50,000         49,977,500
   1.79%         05/21/02      75,000         74,925,417
   1.79%         05/22/02     150,000        149,843,375
  Bavaria Universal Funding (A-1, P-1)
   1.81%         05/13/02     163,263        163,164,498
   1.84%         05/16/02      50,000         49,961,667
  Beta Finance Corp. (A-1+, P-1)
   1.84%         05/14/02      20,724         20,710,230
  CC (USA) Inc. (A-1+, P-1)
   1.96%         06/26/02      64,500         64,303,347
  Edison Asset Securitization LLC (A-1+, P-1)
   1.95%         06/24/02     160,000        159,532,000
   1.95%         07/01/02     107,829        107,472,715
  Emerald Corp. ECN (A-1+, P-1)
   1.93%         07/01/02      43,000         42,859,378
   2.00%         07/02/02      77,100         76,834,433
   1.87%         07/25/02      92,000         91,593,794
  Fairway Finance Corp. (A-1, P-1)
   1.81%         05/07/02      22,729         22,722,143
   1.81%         05/10/02      21,033         21,023,483
  Falcon Asset Security Corp. (A-1, P-1)
   1.79%         05/17/02      71,612         71,555,029
   1.79%         05/21/02      75,000         74,925,417

                              TempCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                 Maturity       (000)          Value
               --------        --------   ---------------
COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
  Four Winds Funding Corp. (A-1, P-1)
   1.82%       05/10/02      $ 55,000     $    54,974,975
   1.82%       05/14/02       150,000         149,901,417
   1.80%       05/15/02        85,400          85,340,220
  Greyhawk Funding LLC (A-1+, P-1)
   1.82%       05/07/02       170,000         169,948,433
   1.92%       07/08/02        32,000          31,883,947
  Kitty Hawk, Inc. (A-1+, P-1)
   1.79%       05/15/02        80,126          80,070,223
  Moat Funding LLC (A-1+, P-1)
   1.97%       06/14/02        50,000          49,879,611
   1.90%       07/09/02       100,000          99,635,833
  Pennine Funding LLC (A-1+, P-1)
   1.88%       07/11/02        55,000          54,796,072
   1.85%       07/12/02        75,000          74,722,500
  Preferred Receivables Funding Corp. (A-1, P-1)
   1.80%       05/13/02       160,000         159,904,000
  Sheffield Receivables Corp. (A-1+, P-1)
   1.82%       05/06/02       100,000          99,974,722
   1.80%       05/09/02       150,220         150,159,912
   1.79%       05/24/02        50,000          49,942,820

                                          ---------------
                                            2,707,345,086

                                          ---------------
Banks--10.8%
  AB Spintab (A-1, P-1)
   1.94%       08/12/02       100,000          99,444,945
   1.92%       08/15/02        90,000          89,491,200
  Banque Et Caisse D'Epargne de L'Etat (A-1+, P-1)
   2.18%       10/04/02       100,000          99,055,333
  DEPFA Bank Europe PLC (A-1, P-1)
   1.83%       05/06/02        40,000          39,989,833
   2.22%       09/30/02       200,000         198,125,333
  Foreningssparbanken AB (Swedbank) (A-1, P-1)
   1.92%       08/16/02        20,000          19,885,867
  Forrestal Funding Master Trust (A-1+, P-1)
   1.79%       06/14/02        50,000          49,890,611
  HSBC USA Inc. (A-1, P-1)
   1.88%       08/26/02        50,000          49,694,500
  J.P. Morgan Chase & Co. (A-1+, P-1)
   2.18%       10/03/02       200,000         198,122,778
  Landesbank Schleswig-Holstein Girozentrale (A-1+, P-1)
   1.87%       08/19/02        50,000          49,714,306
  Westdeutsche Landesbank Girozentrale (A-1+, P-1)
   1.86%       08/19/02        80,000          79,545,333

                                          ---------------
                                              972,960,039

                                          ---------------
Canned, Frozen, Preserved Fruit--0.9%
  Sara Lee Corporation (A-1, P-2, F1)
   1.83%       05/08/02        70,000          69,975,092
   1.82%       06/18/02        14,500          14,464,813

                                          ---------------
                                               84,439,905

                                          ---------------

                                 Par
                  Maturity      (000)         Value
               --------        --------  ---------------
COMMERCIAL PAPER (continued)
Communication Services--1.1%
  SBC International Inc. (A-1+, P-1)
   1.85%       08/14/02       $100,000   $    99,460,417

                                         ---------------
Finance Services--0.6%
  UBS Finance (Delaware) LLC (A-1+, P-1)
   1.86%       08/19/02         50,000        49,715,833

                                         ---------------
Life Insurance--1.0%
  ZCM Matched Funding Corp. (A-1+, P-1)
   1.91%       08/21/02         50,000        49,702,889
   2.17%       09/30/02         39,000        38,642,673

                                         ---------------
                                              88,345,562

                                         ---------------
Metal Mining--0.9%
  Rio Tinto, Ltd. (A-1+, P-1)
   1.72%       05/24/02         78,474        78,387,766

                                         ---------------
Miscellaneous Business Credit Institutions--2.2%
  National Rural Utilities Cooperative
   Finance Corp. (A-1, P-1)
   1.86%       06/17/02         75,000        74,817,875
   1.85%       06/18/02         71,000        70,824,867
   1.85%       06/25/02         50,000        49,858,680

                                         ---------------
                                             195,501,422

                                         ---------------
Personal Credit Institutions--1.9%
  Countrywide Home Loans Inc. (A-1, P-2, F1)
   1.83%       05/09/02         20,000        19,991,867
   1.85%       05/20/02         94,999        94,906,244
   1.83%       05/24/02         60,000        59,929,850

                                         ---------------
                                             174,827,961

                                         ---------------
Pharmaceutical Preparations--2.8%
  Wyeth (A-1, P-2, F1)
   1.98%       06/17/02        100,000        99,741,500
   1.88%       06/25/02         55,000        54,842,028
   1.90%       06/25/02         50,000        49,854,861
   1.95%       07/11/02         50,000        49,807,708

                                         ---------------
                                             254,246,097

                                         ---------------
Short Term Business Credit Institutions--4.3%
  General Electric Capital Corporation (A-1+, P-1)
   2.00%       05/07/02        100,000        99,966,666
   2.25%       09/23/02         70,000        69,365,625
  General Electric Capital International
   Funding Inc. (A-1+, P-1)
   1.82%       05/21/02         70,000        69,929,222
   1.94%       08/12/02        150,000       149,167,417

                                         ---------------
                                             388,428,930

                                         ---------------
    TOTAL COMMERCIAL PAPER
      (Cost $5,093,659,018)                5,093,659,018

                                         ---------------

                              TempCash Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ---------------
TIME DEPOSITS--1.9%
  KeyBank, N.A. (A-1, P-1)
   1.78%           05/01/02    $170,000
    TOTAL TIME DEPOSITS
      (Cost $170,000,000)                  $   170,000,000

                                           ---------------
VARIABLE RATE OBLIGATIONS--7.5%
Banks--1.3%
  First Union National Bank (A-1, P-1)
   2.04%(b)        06/06/02      31,000         31,030,576
   2.13%(b)        07/16/02      90,000         90,034,437

                                           ---------------
                                               121,065,013

                                           ---------------
Life Insurance--2.5%
  Allstate Life Insurance Co. (A-1+, P-1)
   2.05%(b)        05/01/02      50,000         50,000,000
  John Hancock Global Funding II (A-1+, P-1)
   1.98%(b)        05/02/02      50,000         50,055,132
   1.83%(b)        05/07/02      50,000         50,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
   2.01%(b)        05/01/02      75,000         75,000,000

                                           ---------------
                                               225,055,132

                                           ---------------
Security Brokers & Dealers--2.8%
  Merrill Lynch & Co., Inc. (A-1+, P-1)
   1.83%(b)        05/03/02      84,000         83,968,693
   2.10%(b)        05/03/02      65,300         65,384,433
   1.83%(b)        05/16/02     100,000         99,995,369

                                           ---------------
                                               249,348,495

                                           ---------------
Short Term Business Credit Institutions--0.9%
  Caterpillar Financial Services Corp. (A-1, P-1)
   2.05%(b)        05/08/02      60,000         60,016,603
  Heller Financial Inc. (A-1+, P-1)
   2.37%(b)        05/08/02      23,000         23,124,545

                                           ---------------
                                                83,141,148

                                           ---------------
    TOTAL VARIABLE RATE
     OBLIGATIONS
      (Cost $678,609,788)                      678,609,788

                                           ---------------
MEDIUM TERM NOTES--1.7%
  Bank One Corporation (A-1, P-1)
   6.40%           08/01/02      10,000         10,063,532
  Goldman Sachs Group PN (A-1+, P-1)
   3.61%           05/31/02      50,000         50,000,000
   1.97%           07/16/02     100,000        100,000,000

                                           ---------------
    TOTAL MEDIUM TERM NOTES
      (Cost $160,063,532)                      160,063,532

                                           ---------------

                              Par
                Maturity     (000)           Value
                --------     --------   ---------------
REPURCHASE AGREEMENTS--2.2%
  Morgan Stanley & Co. Incorporated
   1.94%        05/01/02    $194,400
   (Agreement dated 04/30/02 to be
    repurchased at $194,410,476
    collateralized by $210,549,547
    Federal National Mortgage
    Association Bonds 6.50% due
    10/01/28. The market value is
    $200,243,639.)
    TOTAL REPURCHASE
     AGREEMENTS
      (Cost $194,400,000)               $   194,400,000
                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $9,184,147,724(a))    101.8%   9,184,147,724
LIABILITIES IN EXCESS OF
 OTHER ASSETS                   (1.8%)   (165,173,794)
                               -----   --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 8,658,492,394 Institutional
 Shares and 360,470,377 Dollar
 outstanding)                  100.0%  $9,018,973,930
                               =====   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($9,018,973,930 / 9,018,962,771)               $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              TempCash Portfolio
                             Maturity Information
                                April 30, 2002

                       Maturity         Par      Percentage
                       --------    ------------- ----------
                         1-30 Days 3,808,280,000    41.4%
                        31-60 Days 1,334,000,000    14.5
                        61-90 Days 1,306,929,000    14.2
                       91-120 Days   950,000,000    10.3
                      121-150 Days   300,000,000     3.3
                     Over 150 Days 1,501,500,000    16.3

                      Average Weighted Maturity--71 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                            Par
                Maturity   (000)         Value
                --------  --------  ---------------
AGENCY OBLIGATIONS--58.8%
Federal Farm Credit Bank Bonds--0.3%
   3.45%        09/04/02  $ 10,000  $     9,996,043

                                    ---------------
Federal Farm Credit Bank Variable Rate Notes--1.5%
   1.72%(b)     05/20/02    50,000       49,992,654

                                    ---------------
Federal Home Loan Bank Bonds--4.6%
   6.88%        07/18/02    12,000       12,071,270
   6.00%        08/15/02    17,405       17,511,648
   6.75%        08/15/02     8,500        8,575,257
   2.25%        12/27/02    25,000       25,000,000
   5.66%        01/13/03     6,000        6,136,164
   2.52%        04/07/03    25,000       25,000,000
   2.60%        04/08/03    25,000       25,000,000
   2.80%        04/11/03    30,000       30,000,000

                                    ---------------
                                        149,294,339

                                    ---------------
Federal Home Loan Bank Discount Notes--0.9%
   2.28%        02/28/03    30,000       29,967,499

                                    ---------------
Federal Home Loan Bank Variable Rate Notes--1.8%
   1.73%(b)     05/28/02    30,000       29,990,986
   1.71%(b)     06/27/02    30,000       29,991,723

                                    ---------------
                                         59,982,709

                                    ---------------
Federal Home Loan Mortgage Corporation Bonds--0.4%
   5.50%        05/15/02    12,545       12,550,838

                                    ---------------
Federal Home Loan Mortgage Corporation
 Discount Notes--15.5%
   1.79%        05/14/02    53,205       53,170,705
   3.76%        06/03/02    15,000       14,948,300
   3.59%        06/20/02    15,000       14,925,208
   3.77%        06/20/02     4,077        4,055,652
   1.85%        07/03/02   100,000       99,676,250
   1.86%        07/03/02    40,000       39,869,800
   1.76%        07/18/02    75,000       74,714,000
   1.78%        08/01/02    50,000       49,772,556
   1.85%        08/02/02    50,000       49,761,042
   1.87%        08/15/02    25,000       24,862,715
   1.88%        11/07/02    25,000       24,751,944
   2.15%        11/07/02    24,000       23,727,667
   2.23%        01/02/03    30,000       29,542,850

                                    ---------------
                                        503,778,689

                                    ---------------
Federal National Mortgage Association Bonds--2.3%
   3.95%        07/05/02    15,000       14,998,811
   6.75%        08/15/02    25,000       25,202,949
   6.80%        01/10/03    20,000       20,603,941
   2.25%        01/28/03    15,000       14,999,093

                                    ---------------
                                         75,804,794

                                    ---------------

                               Par
                  Maturity    (000)          Value
                  --------    --------  ---------------
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
 Discount Notes--15.8%
   1.74%          05/08/02   $ 50,000   $    49,983,083
   3.79%          05/31/02     40,000        39,873,667
   1.84%          07/03/02     90,000        89,710,200
   1.82%          07/10/02     96,000        95,660,752
   1.80%          07/17/02    175,000       174,326,250
   1.86%          08/21/02     50,000        49,710,667
   2.40%          11/15/02     15,000        14,802,000

                                        ---------------
                                            514,066,619

                                        ---------------
Federal National Mortgage Association
 Variable Rate Notes--9.3%
   1.68%(b)       05/01/02     40,000        39,965,101
   1.81%(b)       05/01/02     20,000        20,000,000
   1.75%(b)       05/06/02     20,000        19,996,398
   2.06%(b)       05/07/02     30,000        30,000,000
   1.71%(b)       05/15/02     25,000        24,983,320
   1.71%(b)       05/23/02     25,000        24,999,865
   1.71%(b)       05/28/02     55,000        54,998,129
   1.81%(b)       07/10/02     54,000        53,979,146
   1.75%(b)       07/29/02     35,000        34,984,694

                                        ---------------
                                            303,906,653

                                        ---------------
Student Loan Marketing Association
 Discount Notes--0.3%
   3.68%          06/14/02     10,000         9,955,022

                                        ---------------
Student Loan Marketing Association
 Variable Rate Notes--6.1%
   1.75%(b)       05/01/02     40,000        39,986,391
   2.11%(b)       05/07/02     83,000        82,998,539
   2.15%(b)       05/07/02     30,000        29,999,655
   2.18%(b)       05/07/02     14,550        14,550,143
   2.21%(b)       05/07/02     30,000        30,000,350

                                        ---------------
                                            197,535,078

                                        ---------------
    TOTAL AGENCY OBLIGATIONS
      (Cost $1,916,830,937)               1,916,830,937

                                        ---------------
U.S. TREASURY OBLIGATIONS--0.6%
U.S. Treasury Notes
   5.75%          11/30/02     20,000
    TOTAL U.S. TREASURY
     OBLIGATIONS
      (Cost $20,437,147)                     20,437,147

                                        ---------------

                               FedFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                               Par
                Maturity      (000)            Value
                --------       --------   ---------------
REPURCHASE AGREEMENTS--42.1%
  Goldman, Sachs & Co.
   1.94%        05/01/02     $300,000     $   300,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $300,016,167,
    collateralized by $404,040,101
    Federal Home Loan Mortgage
    Corporation Bonds and Federal
    National Mortgage Association
    Bonds 5.50% to 9.50% due from
    07/01/07 to 04/01/32. The market
    value is $309,000,001.)
  J.P. Morgan Securities, Inc.
   1.92%        05/01/02      260,000         260,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $260,013,867,
    collateralized by $313,362,879
    Government National Mortgage
    Association Bonds 6.00% to 8.00%
    due from 04/15/26 to 04/15/37. The
    market value is $267,800,495.)
  Lehman Brothers Inc.
   1.77%        05/01/02      158,400         158,400,000
   (Agreement dated 04/30/02 to be
    repurchased at $158,407,788,
    collateralized by $161,127,000 U.S.
    Treasury Bills, Notes and Inflation
    Indexed Securities 0.00% to
    3.625% due 05/23/02 to 01/15/12.
    The market value is $161,571,656.)
  Morgan Stanley & Co. Incorporated
   1.91%        05/01/02      200,000         200,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $200,010,611
    collateralized by $223,615,539
    Federal National Mortgage
    Association Bonds 5.00% to 7.50%
    due from 10/01/16 to 01/31/32. The
    market value is $206,002,547.)
  Morgan Stanley & Co. Incorporated
   1.94%        05/01/02      250,000         250,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $250,013,472
    collateralized by $279,519,423
    Federal National Mortgage
    Association Bonds 5.00% to 7.50%
    due from 10/01/16 to 01/31/32. The
    market value is $257,503,183.)

                                Par
                 Maturity      (000)           Value
                 --------       -------   ---------------
REPURCHASE AGREEMENTS (continued)
  PNC Bank, N.A.
   1.58%         05/01/02     $26,900     $    26,900,000
   (Agreement dated 04/30/02 to be
    repurchased at $26,901,181,
    collateralized by $25,000,000
    Federal Home Loan Mortgage
    Corporation Bonds and Student
    Loan Marketing Association Notes
    4.50% to 5.00% due from 06/30/04
    to 08/15/04. The market value is
    $34,774,800.)
  UBS Warburg LLC.
   1.84%         07/08/02      75,000          75,000,000
   (Agreement dated 04/09/02 to be
    repurchased at $75,345,000,
    collateralized by $131,194,603
    Federal National Mortgage
    Association Strips 0.00% due from
    05/01/29 to 01/01/32. The market
    value is $77,250,614.)
  UBS Warburg LLC.
   1.80%         07/18/02      50,000          50,000,000
   (Agreement dated 04/19/02 to be
    repurchased at $50,225,000,
    collateralized by $114,150,000
    Federal National Mortgage
    Association Strips 0.00% due from
    05/01/30 to 07/01/31. The market
    value is $51,500,847.)
  UBS Warburg LLC.
   1.93%         08/13/02      50,000          50,000,000
   (Agreement dated 02/14/02 to be
    repurchased at $50,482,500,
    collateralized by $103,757,800
    Federal National Mortgage
    Association Strips 0.00% due from
    12/02/24 to 01/01/32. The market
    value is $51,500,847.)
    TOTAL REPURCHASE
     AGREEMENTS
                                          ---------------
      (Cost $1,370,300,000)                 1,370,300,000

                                          ---------------

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                           Value
                                      ---------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $3,307,568,084(a)) 101.5%    $ 3,307,568,084
LIABILITIES IN EXCESS OF
 OTHER ASSETS                (1.5%)       (50,310,872)
                             -----    ---------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 2,569,089,767 Institutional
 Shares, 688,206,884 Dollar
 Shares outstanding)        100.0%    $ 3,257,257,212
                             =====    ===============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($3,257,257,212 / 3,257,296,651)               $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               FedFund Portfolio
                             Maturity Information
                                April 30, 2002

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $1,803,600,000    54.5%
                       31-60 Days    114,077,000     3.4
                       61-90 Days    817,000,000    24.7
                      91-120 Days    275,905,000     8.3
                     121-150 Days     10,000,000     0.3
                    Over 150 Days    290,000,000     8.8

                      Average Weighted Maturity--54 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                               T-Fund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                              Par
                Maturity     (000)           Value
                --------     --------   ---------------
U.S. TREASURY OBLIGATIONS--37.9%
U.S. Treasury Bills--22.2%
   1.71%        05/09/02    $150,000     $  149,943,167
   1.75%        05/16/02     200,000        199,854,375
   1.81%        08/01/02     100,000         99,538,722
   1.85%        08/01/02      50,000         49,763,611
   1.80%        08/08/02     100,000         99,505,000
   1.80%        08/15/02      60,000         59,682,884
   1.81%        08/15/02      30,000         29,840,558
   1.82%        08/22/02      50,000         49,714,361
   1.85%        08/29/02      50,000         49,692,500
   2.04%        10/03/02      50,000         49,561,910

                                        ---------------
                                            837,097,088

                                        ---------------
U.S. Treasury Notes--15.7%
   6.50%        05/31/02      75,000         75,151,747
   6.63%        05/31/02      25,000         25,051,981
   6.25%        06/30/02      30,000         30,116,818
   6.38%        06/30/02     100,000        100,388,697
   6.25%        08/31/02      40,000         40,341,961
   6.00%        09/30/02      70,000         70,852,461
   5.63%        11/30/02      38,000         38,772,663
   5.75%        11/30/02      10,000         10,218,573
   5.13%        12/31/02      80,000         81,495,160
   4.75%        01/31/03      30,000         30,557,388
   5.50%        01/31/03      30,000         30,719,091
   4.63%        02/28/03      30,000         30,577,371
   4.25%        03/31/03      30,000         30,469,278

                                        ---------------
                                            594,713,189

                                        ---------------
    TOTAL U.S. TREASURY
     OBLIGATIONS
      (Cost $1,431,810,277)               1,431,810,277

                                        ---------------
REPURCHASE AGREEMENTS--62.0%
  Bear Stearns & Co., Inc.
   1.87%        05/01/02     150,000        150,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $150,007,792
    collateralized by $383,298,000 U.S.
    Treasury Strips 0.00% due from
    05/15/13 to 08/15/19. The market
    value is $153,214,224.)
  Deutsche Bank Securities, Inc.
   1.87%        05/01/02     250,000        250,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $250,012,986
    collateralized by $333,263,333 U.S
    Treasury Notes and Strips 0.00% to
    4.875% due from 02/15/03 to
    05/15/17. The market value is
    $255,000,096.)

                               Par
                  Maturity    (000)          Value
                  --------    --------  ---------------
REPURCHASE AGREEMENTS (continued)
  Deutsche Bank Securities, Inc.
   1.70%          05/20/02   $100,000    $  100,000,000
   (Agreement dated 04/19/02 to be
    repurchased at $100,146,389
    collateralized by $133,305,333 U.S.
    Treasury Notes and Strips 0.00% to
    4.875% due from 02/15/03 to
    05/15/17. The market value is
    $102,000,038.)
  Deutsche Bank Securities, Inc.
   1.80%          06/28/02    100,000       100,000,000
   (Agreement dated 04/04/02 to be
    repurchased at $100,425,000
    collateralized by $133,305,333 U.S.
    Treasury Notes and Strips 0.00% to
    4.875% due from 02/15/03 to
    05/15/17. The market value is
    $102,000,038.)
  Goldman, Sachs & Co.
   1.87%          05/01/02    150,000       150,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $150,007,792
    collateralized by $112,996,000 U.S.
    Treasury Bonds 8.75% due
    05/15/17. The market value is
    $153,000,009.)
  Greenwich Capital Markets, Inc.
   1.87%          05/01/02    150,000       150,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $150,007,792
    collateralized by $325,899,706 U.S.
    Treasury Bonds, Strips and Strip
    Principals 0.00% to 11.75% due
    from 08/15/12 to 11/15/27. The
    market value is $153,004,456.)
  J.P. Morgan Securities, Inc.
   1.85%          05/01/02    150,000       150,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $150,007,708
    collateralized by $154,425,000 U.S.
    Treasury Bills 0.00% due 10/24/02.
    The market value is $153,004,294.)
  Lehman Brothers Inc.
   1.75%          05/01/02     64,000        64,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $64,003,111
    collateralized by $55,598,000 U.S.
    Treasury Bonds and Notes 5.00%
    to 7.875% due from 05/15/08 to
    02/15/21. The market value is
    $65,280,371.)

                               T-Fund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)           Value
                   --------     --------   ----------------
REPURCHASE AGREEMENTS (continued)
  Lehman Brothers Inc. (continued)
   1.84%           05/01/02    $150,000        $150,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $150,007,667
    collaterlized by $136,727,000 U.S.
    Treasury Bonds and Notes 5.50%
    to 8.75% due from 06/30/02 to
    08/15/27. The market value is
    $153,001,638.)
  Merrill Lynch Government Securities Inc.
   1.83%           05/01/02     150,000         150,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $150,007,625
    collateralized by $689,130,000
    U.S. Treasury Strip Principals
    6.125% due 11/15/27. The market
    value is $153,000,643.)
  Morgan Stanley & Co. Incorporated
   1.85%           05/01/02     380,000         380,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $380,019,528
    collateralized by $963,955,000
    U.S. Treasury Strips and Strip
    Principals 0.00% to 10.625% due
    from 05/15/02 to 11/15/21. The
    market value is $388,620,320.)
  UBS Warburg LLC.
   1.86%           05/01/02     200,000         200,000,000
   (Agreement dated 04/30/02 to be
    repurchased at $200,010,333
    collateralized by $409,918,000
    U.S. Treasury Strips 0.00% due
    from 05/15/12 to 05/15/16. The
    market value is $204,000,607.)
  UBS Warburg LLC.
   1.82%           07/02/02     100,000         100,000,000
   (Agreement dated 04/03/02 to be
    repurchased at $100,455,000
    collateralized by $385,175,000
    U.S. Treasury Strips and Strip
    Principals 0.00% to 11.75% due
    from 11/15/14 to 11/15/27. The
    market value is $102,104,260.)
  UBS Warburg LLC.
   1.79%           07/09/02     150,000         150,000,000
   (Agreement dated 04/10/02 to be
    repurchased at $150,671,250
    collateralized by $153,175,000
    U.S. Treasury Bills 0.00% due
    05/02/02. The market value is
    $153,153,554.)

                              Par
                Maturity     (000)           Value
                --------     --------   ----------------
REPURCHASE AGREEMENTS (continued)
  UBS Warburg LLC. (continued)
   1.80%        07/09/02    $100,000    $    100,000,000
   (Agreement dated 04/10/02 to be
    repurchased at $100,450,000
    collateralized by $181,409,000 U.S.
    Treasury Strip Principals 8.75% to
    11.75% due from 11/15/14 to
    05/15/17. The market value is
    $102,139,855.)
    TOTAL REPURCHASE
     AGREEMENTS
                                        ----------------
      (Cost $2,344,000,000)                2,344,000,000

                                        ----------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,775,810,277(a))     99.9%  3,775,810,277
OTHER ASSETS IN EXCESS
 OF LIABILITIES                  0.1%      4,532,433
                               -----  --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 3,244,063,015 Institutional
 Shares, 467,603,127 Dollar
 Shares, 66,431,834 Cash
 Management Shares and
 2,314,708 Administration
 Shares outstanding)           100.0% $3,780,342,710
                               =====  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($3,780,342,710 / 3,780,412,684)              $1.00
                                               =====

--------
(a)Cost for federal income tax purposes.

                               T-Fund Portfolio
                             Maturity Information
                                April 30, 2002

                      Maturity         Par       Percentage
                    ------------- -------------- ----------
                        1-30 Days $2,244,000,000    59.6%
                       31-60 Days    200,000,000     5.3
                       61-90 Days    480,000,000    12.7
                      91-120 Days    390,000,000    10.3
                     121-150 Days     90,000,000     2.4
                    Over 150 Days    368,000,000     9.7

                      Average Weighted Maturity--49 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                              Par
                 Maturity    (000)        Value
                 --------    -------   -------------
AGENCY OBLIGATIONS--96.5%
Federal Farm Credit Bank Bonds--3.0%
   5.25%         05/01/02   $ 1,500    $  1,500,000
   6.88%         05/01/02     2,500       2,500,000
   3.45%         09/04/02     3,000       2,998,813

                                       -------------
                                          6,998,813

                                       -------------
Federal Farm Credit Bank Discount Notes--18.2%
   1.72%         05/09/02     1,638       1,637,374
   1.76%         05/10/02     5,340       5,337,650
   1.83%         06/18/02     2,146       2,140,764
   1.85%         07/01/02     9,603       9,572,897
   1.77%         07/17/02    20,000      19,924,283
   2.08%         10/09/02     2,000       1,981,396
   2.19%         02/26/03     2,000       1,963,378

                                       -------------
                                         42,557,742

                                       -------------
Federal Farm Credit Bank Variable Rate Notes--17.1%
   1.72%(b)      05/01/02    10,000      10,000,000
   2.21%(b)      05/07/02    20,000      20,000,000
   1.72%(b)      05/20/02    10,000       9,998,531

                                       -------------
                                         39,998,531

                                       -------------
Federal Home Loan Bank Bonds--4.1%
   6.88%         07/18/02     3,000       3,017,817
   6.75%         08/15/02     1,500       1,513,281
   2.25%         12/27/02     3,000       3,000,000
   2.80%         04/11/03     2,000       2,000,000

                                       -------------
                                          9,531,098

                                       -------------
Federal Home Loan Bank Discount Notes--21.8%
   1.68%         05/10/02     6,299       6,296,354
   1.79%         05/24/02    12,000      11,986,277
   1.80%         05/29/02    13,031      13,012,756
   1.79%         07/10/02    10,000       9,965,292
   1.74%         07/24/02    10,000       9,959,400

                                       -------------
                                         51,220,079

                                       -------------
Student Loan Marketing Association
 Discount Notes--19.5%
   1.79%         05/01/02    19,500      19,500,000
   1.65%         05/07/02    10,000       9,997,250
   1.74%         07/01/02     3,300       3,290,271
   1.85%         07/01/02     5,000       4,984,326
   2.29%         01/31/03     4,000       3,930,028
   2.32%         01/31/03     4,000       3,929,111

                                       -------------
                                         45,630,986

                                       -------------
Student Loan Marketing Association Variable Rate
 Notes--12.8%
   1.75%(b)      05/01/02   $10,000       9,996,598
   2.11%(b)      05/07/02    10,000      10,000,000
   2.18%(b)      05/07/02    10,000      10,000,098

                                       -------------
                                         29,996,696

                                       -------------

                              Par
                Maturity     (000)        Value
                --------      ------  -------------
    TOTAL AGENCY OBLIGATIONS
      (Cost $225,933,945)              $225,933,945

                                      -------------
U.S. TREASURY OBLIGATIONS--3.4%
U.S. Treasury Notes
   5.63%        11/30/02     $2,000       2,042,043
   5.75%        11/30/02      4,000       4,087,429
   5.13%        12/31/02      1,900       1,934,636

                                      -------------
    TOTAL U.S. TREASURY
     OBLIGATIONS
      (Cost $8,064,108)                   8,064,108

                                      -------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $233,998,053(a))     99.9%  233,998,053
OTHER ASSETS IN EXCESS
 OF LIABILITIES                0.1%      234,726
                             -----  ------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 229,599,027 Institutional
 Shares and 4,692,949 Dollar
 Shares outstanding)         100.0% $234,232,779
                             =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($234,232,779 / 234,291,976)              $1.00
                                           =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         Federal Trust Fund Portfolio
                             Maturity Information
                                April 30, 2002

                        Maturity        Par     Percentage
                      ------------- ----------- ----------
                          1-30 Days 141,808,000    60.6%
                         31-60 Days   2,146,000     0.9
                         61-90 Days  60,903,000    26.0
                        91-120 Days   1,500,000     0.6
                       121-150 Days   3,000,000     1.3
                      Over 150 Days  24,900,000    10.6

                      Average Weighted Maturity--55 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)

--------------------------------------------------------------------------------

                       Par
            Maturity  (000)        Value
            -------- -------- ---------------
U.S. TREASURY OBLIGATIONS--102.7%
U.S. Treasury Bills--92.8%
   1.69%    05/02/02 $ 45,385 $    45,382,869
   1.72%    05/02/02   10,585      10,584,494
   1.75%    05/02/02  100,000      99,995,153
   1.67%    05/09/02   75,000      74,972,250
   1.69%    05/09/02  132,440     132,390,409
   1.73%    05/09/02    5,600       5,597,847
   1.63%    05/16/02   20,200      20,186,281
   1.66%    05/16/02   24,185      24,168,322
   1.68%    05/16/02  152,000     151,893,600
   1.75%    05/16/02   20,000      19,985,417
   1.82%    05/16/02   10,000       9,992,438
   1.64%    05/23/02  100,000      99,900,083
   1.65%    05/23/02   10,740      10,729,203
   1.71%    05/23/02    9,045       9,035,548
   1.74%    05/23/02   60,000      59,936,200
   1.74%    05/30/02    6,065       6,056,499
   1.65%    06/13/02   14,855      14,825,723
   1.70%    07/11/02   30,000      29,899,417
   1.69%    07/25/02   30,000      29,880,292
   1.80%    08/01/02   35,000      34,839,000
   1.74%    08/08/02   30,000      29,857,900
   1.80%    08/08/02   20,000      19,901,000
   1.81%    08/15/02   25,000      24,867,132
   1.75%    08/22/02   30,000      29,835,208
   1.83%    08/22/02   25,000      24,856,788
   1.84%    08/29/02   30,000      29,816,000

                              ---------------
                                1,049,385,073

                              ---------------
U.S. Treasury Notes--9.9%
   6.13%    08/31/02   20,000      20,172,213
   6.25%    08/31/02   20,000      20,170,980
   5.63%    11/30/02   35,000      35,684,345
   5.75%    11/30/02   10,000      10,218,573
   5.50%    02/28/03   10,000      10,260,523
   4.25%    03/31/03   15,000      15,222,251

                              ---------------
                                  111,728,885

                              ---------------

                                            Value
                                       --------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $1,161,113,958(a))    102.7%  $1,161,113,958
LIABILITIES IN EXCESS OF
 OTHER ASSETS                   (2.7)%    (30,045,620)
                               -----   --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 859,095,047 Institutional
 Shares, 264,559,252 Dollar
 Shares and 7,705,947 Cash
 Management Shares
 outstanding)                  100.0%  $1,131,068,338
                               =====   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($1,131,068,338 / 1,131,360,246)               $1.00
                                                =====

--------
(a)Cost for federal income tax purposes.

                         Treasury Trust Fund Portfolio
                             Maturity Information
                                April 30, 2002

                        Maturity        Par     Percentage
                      ------------- ----------- ----------
                          1-30 Days 781,245,000    67.3%
                         31-60 Days  14,855,000     1.3
                         61-90 Days  60,000,000     5.2
                        91-120 Days 165,000,000    14.2
                       121-150 Days  70,000,000     6.0
                      Over 150 Days  70,000,000     6.0

                      Average Weighted Maturity--51 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              MuniFund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                                 Par
                    Maturity    (000)        Value
                    --------    -------  --------------
MUNICIPAL BONDS--100.1%
Alabama--5.1%
  Columbia IDRB (Alabama Power
   Project) Series 1995B DN (A-1,
   VMIG-1)
   1.70%(b)         05/01/02   $   100   $      100,000
  Columbia IDRB (Alabama Power
   Project) Series 1999A DN (A-1)
   1.70%(b)         05/01/02    17,700       17,700,000
  Eutaw Industrial Development Pollution
   Control Board DN (A-1, VMIG-1)
   1.70%(b)         05/01/02     2,600        2,600,000
  Homewood Educational Development
   Authority RB (Samford University
   Project) Series 1999 DN (Bank of
   Nova Scotia LOC) (VMIG-1)
   1.70%(b)         05/01/02       600          600,000
  Homewood Educational Development
   Authority RB (Samford University
   Project) Series 2000 DN (SouthTrust
   Bank N.A. SBPA) (VMIG-1)
   1.70%(b)         05/01/02     8,000        8,000,000
  Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust
   LOC) (A-1+, VMIG-1)
   1.70%(b)         05/01/02    19,500       19,500,000

                                         --------------
                                             48,500,000

                                         --------------
Alaska--0.3%
  Matanuska-Susitna Borough RB (First
   Union Merlots Trust Receipts) Series
   2001A-114 DN (First Union Bank
   LOC) (A-1)
   1.82%(b)         05/07/02     3,230        3,230,000

                                         --------------
Arizona--0.4%
  Arizona School District Series 2001 TAN
   (SP-1+, VMIG-1)
   3.25%            07/31/02     3,000        3,005,118
  Tempe IDRB (Rehabilitation Centers
   Project) Series 2001 DN (Wells Fargo
   Bank LOC)
   1.85%(b)         05/07/02       945          945,000

                                         --------------
                                              3,950,118

                                         --------------
Arkansas--1.5%
  Arkansas Housing Finance Authority RB
   (Baptist Health Project) Series 1995
   DN (MBIA Insurance) (A-1+)
   1.73%(b)         05/07/02    11,000       11,000,000
  University of Arkansas Regents RB
   Series 1998 DN (MBIA Insurance)
   (VMIG-1)
   1.70%(b)         05/07/02     2,830        2,830,000

                                         --------------
                                             13,830,000

                                         --------------

                                   Par
                      Maturity    (000)        Value
                      --------    -------  --------------
MUNICIPAL BONDS (continued)
California--4.7%
  California State Revenue Anticipation
   Notes Series 2001B DN
   (SP-1+, VMIG-1)
   1.78%(b)           05/07/02   $22,000   $   22,000,000
  California State Series 2001C RAN
   (SP-1+, VMIG-1)
   3.25%              06/28/02    22,325       22,376,253

                                           --------------
                                               44,376,253

                                           --------------
Colorado--2.4%
  Colorado Educational & Cultural
   Facilities Authority RB (Denver
   Museum Project) RB Series 2001 DN
   (A-1)
   1.75%(b)           05/07/02     2,000        2,000,000
  Colorado Educational & Cultural
   Facilities Authority RB (National Cable
   Television Center Project) Series 1999
   DN (A-1+)
   1.75%(b)           05/07/02     1,145        1,145,000
  Garfield County Hospital RB Series 1999
   DN (Banc One LOC) (A-1)
   1.78%(b)           05/07/02    17,260       17,260,000
  Pitkin County IDRB Series 1994A DN
   (Banc One LOC) (A-1+)
   1.70%(b)           05/01/02     2,000        2,000,000

                                           --------------
                                               22,405,000

                                           --------------
Delaware--0.2%
  Delaware State Economic Development
   Authority (St. Annes Episcopal
   Project) RB Series 2001 DN
   (Wilmington Trust LOC) (A-1)
   1.75%(b)           05/07/02     2,000        2,000,000

                                           --------------
District of Columbia--0.0%
  District of Columbia Refunding RB
   Series 2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.70%(b)           05/07/02       100          100,000

                                           --------------
Florida--6.0%
  Adventist Health System RB Series
   2000A DN (MBIA Insurance) (A-1+,
   VMIG-1)
   1.70%(b)           05/07/02     9,000        9,000,000
  Broward County Municipal Securities
   Trust Certificates RB Series 2002 DN
   (FSA Insurance) (A-1)
   1.87%(b)           05/07/02     5,000        5,000,000
  Collier County District Water & Sewer
   RB Series 1999B MB (FGIC
   Insurance) (AAA, Aaa)
   4.00%              07/01/02     1,025        1,027,010

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                   Par
                       Maturity   (000)       Value
                       --------  -------  --------------
MUNICIPAL BONDS (continued)
Florida (continued)
  Florida Correctional Facilities
   Certificates of Participation Series
   2001 MB (MBIA Insurance)
   (AAA, Aaa)
   2.10%               08/01/02  $ 2,650  $    2,652,255
  Florida General Services Revenue
   Department of Environmental
   Protection Series 1999A MB (FGIC
   Insurance) (AAA, Aaa)
   4.00%               07/01/02    1,500       1,502,941
  Florida Municipal Power Agency RB
   Series 1992 MB (AAA, Aaa)
   6.00%               10/01/02      500         519,403
  Florida State Department of
   Environmental Protection Series 2001-
   637 DN (MBIA Insurance) (A-1+)
   1.76%(b)            05/07/02    3,950       3,950,000
  Highlands County Health Facilities
   Authority RB (Adventist Health System
   Project) Series 1996A DN (First
   National Bank of Chicago & MBIA
   Insurance) (A-1, VMIG-1)
   1.70%(b)            05/07/02   21,000      21,000,000
  Lee County IDA Healthcare Facilities RB
   Series 1999 DN (Fifth Third Bank
   LOC)
   1.75%(b)            05/07/02    2,000       2,000,000
  Orange County Housing Finance
   Authority Multifamily RB (Post
   Fountains at Lee Vista Project) Series
   1997E DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.70%(b)            05/07/02    1,915       1,915,000
  Orange County Tourist Development
   Tax RB Series 1992B MB (AAA, Aaa)
   6.00%               10/01/02    7,490       7,631,168

                                          --------------
                                              56,197,777

                                          --------------
Georgia--3.1%
  Albany Sewer System RB Series 1992
   MB (AAA, Aaa)
   6.63%               07/01/02    2,500       2,569,884
  Atlanta Water & Wastewater RB Series
   2000A DN (FGIC Insurance)
   (AAA, Aaa)
   1.83%(b)            05/07/02   10,100      10,100,000
  Bibb County Methodist Home
   Development Authority RB Series
   2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.70%(b)            05/07/02    3,500       3,500,000

                                 Par
                      Maturity  (000)       Value
                      --------  ------  --------------
MUNICIPAL BONDS (continued)
Georgia (continued)
  Clayton County Hospital Authority
   Revenue Anticipation Certificates
   Series 1998B DN (Suntrust Bank
   LOC)
   1.70%(b)           05/07/02  $2,000  $    2,000,000
  Cobb County Development Authority RB
   (Highland Park Associates Project)
   DN (Suntrust Bank LOC)
   1.70%(b)           05/07/02   1,950       1,950,000
  Cobb County Housing Authority
   Multifamily Housing RB (Post Bridge
   Project) DN (Federal National
   Mortgage Association Guaranty)
   (A-1+, VMIG-1)
   1.70%(b)           05/07/02   1,400       1,400,000
  Dekalb County Housing Authority
   Multifamily Housing RB (Clairmont
   Crest Project) DN (Federal National
   Mortgage Association Guaranty)
   (A-1+, VMIG-1)
   1.65%(b)           05/07/02     500         500,000
  Effingham County Development
   Authority PCRB (Savannah Electric &
   Power Company Project) DN
   (A-1, VMIG-1)
   1.75%(b)           05/01/02     570         570,000
  Fulton County Development Authority
   RB Series 2001 DN (Suntrust Bank
   LOC) (VMIG-1)
   1.70%(b)           05/07/02   2,000       2,000,000
  Georgia GO Series 1994E MB
   (AAA, Aaa)
   6.75%              12/01/02   1,000       1,028,502
  La Grange Development Authority RB
   Series 2001 DN (Suntrust Bank LOC)
   (VMIG-1)
   1.75%(b)           05/07/02   1,000       1,000,000
  Macon-Bibb County Hospital Authority
   RB (The Medical Center of Central
   Georgia Project) DN (Suntrust Bank
   LOC) (A-1+)
   1.70%(b)           05/07/02   3,000       3,000,000

                                        --------------
                                            29,618,386

                                        --------------
Hawaii--0.4%
  Hawaii GO (Citibank Eagle Trust
   Receipts) Series 2002 DN (FSA
   Insurance) (A-1+)
   1.78%(b)           05/07/02   3,600       3,600,000

                                        --------------

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                   Par
                     Maturity     (000)        Value
                     --------     -------  --------------
MUNICIPAL BONDS (continued)
Idaho--0.3%
  Idaho Series 2001 TAN (SP-1+, VMIG-1)
   3.75%             06/28/02    $ 3,000   $    3,005,340

                                           --------------
Illinois--13.2%
  Chicago Board of Education GO (First
   Union Merlots Trust Receipts) Series
   1999A-47 DN (First Union Bank
   LOC) (A-1)
   1.82%(b)          05/07/02      3,100        3,100,000
  Chicago GO (First Union Merlots Trust
   Receipts) Series 2000W MB (AMBAC
   Insurance, First Union LOC) (VMIG-1)
   2.60%             09/03/02      2,000        2,000,000
  Chicago Sales Tax RB (First Union
   Merlots Trust Receipts) DN
   (FGIC Insurance) (VMIG-1)
   1.82%(b)          05/07/02      5,000        5,000,000
  Chicago Tender Notes GO Series 2001
   DN (AMBAC Insurance) (VMIG-1)
   1.83%(b)          05/07/02     14,165       14,165,000
  Cook County GO Series 1992A MB
   (AAA, Aaa)
   6.60%             11/15/02        730          764,359
  Du Page County Trust Certificates (Bear
   Stearns SBPA) Series 2001A DN
   (FSA Insurance) (A-1)
   1.87%(b)          05/07/02      1,600        1,600,000
  Illinois Development Finance Authority
   IDRB (Merrill Lynch P-Float Receipts)
   Series 2001 DN (A-1C+)
   1.90%(b)          05/07/02     10,000       10,000,000
  Illinois Development Finance Authority
   RB (Decatur Mental Health Center
   Project) Series 1997 DN (First of
   America LOC)
   1.80%(b)          05/07/02      3,040        3,040,000
  Illinois Educational Facilities Authority
   RB (National Louis University Project)
   Series 1999A DN (Banc One
   LOC) (A-1+)
   1.72%(b)          05/07/02      5,645        5,645,000
  Illinois GO Series 1992 MB (AA, Aa2)
   6.00%             10/01/02      7,500        7,642,375
  Illinois GO Series 1998 MB (FSA
   Insurance) (AAA, Aaa)
   5.00%             04/01/03      2,600        2,679,350
  Illinois Health Facilities Authority RB
   (Evanston Hospital Corporation
   Project) MB (A-1+, VMIG-1)
   2.65%             07/31/02      3,000        3,000,000

                                      Par
                         Maturity    (000)       Value
                         --------   -------  --------------
MUNICIPAL BONDS (continued)
Illinois (continued)
  Illinois Health Facilities Authority RB
   (Friendship Village Project) Series
   1997B DN (Lasalle National Bank
   LOC)(A-1+)
   1.70%(b)              05/07/02   $10,000  $   10,000,000
  Illinois Health Facilities Authority RB
   (Helping Hand Rehabilitation Project)
   Series 2001 DN
   (Fifth Third Bank LOC)
   1.80%(b)              05/07/02     4,000       4,000,000
  Illinois Health Facilities Authority RB
   (Lutheran Home & Services Project)
   Series 2001 DN (Allied Irish Bank
   LOC) (A-1+)
   1.70%(b)              05/07/02     3,200       3,200,000
  Illinois Health Facilities Authority RB
   (Municipal Securities Trust
   Certificates) Series 2002 DN
   (MBIA Insurance) (A-1)
   1.87%(b)              05/07/02     5,000       5,000,000
  Illinois Health Facilities Authority RB
   (Northwestern Memorial Hospital
   Project) Series 1995 DN (A-1+, VMIG-1)
   1.70%(b)              05/01/02     6,400       6,400,000
  Illinois Regional Transportation Authority
   RB (Wachovia Merlots Trust Receipts)
   Series 2002A-24 DN (Wachovia Bank
   LOC) (VMIG-1)
   1.82%(b)              05/07/02     8,000       8,000,000
  Illinois Sales Tax RB (Zurich Capital
   Markets Trust Receipts)
   Series Ztc-32 DN
   (FGIC Insurance) (A-1+, VMIG-1)
   1.85%(b)              05/07/02     5,000       5,000,000
  Kane McHenry Cook & De Kalb
   Counties Unified School District
   (Zurich Capital Markets Trust
   Receipts) Series Ztc-7 DN
   (MBIA Insurance) (VMIG-1)
   1.83%(b)              05/07/02    18,810      18,810,000
  Peoria Heights Limited Obligation RB
   Series 2001 DN (National City
   Bank LOC)
   1.80%(b)              05/07/02     2,000       2,000,000
  University of Illinois Auxiliary Facilities
   System RB (Eagle Tax-Exempt Trust
   Receipts) Series 2000 DN
   (MBIA Insurance) (VMIG-1)
   1.82%(b)              05/07/02     3,500       3,500,000

                                             --------------
                                                124,546,084

                                             --------------

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                   Maturity    (000)         Value
                   --------     ------   --------------
MUNICIPAL BONDS (continued)
Indiana--1.7%
  Gary RB (Redevelopment District
   Economic Growth Project) Series
   2001A DN (American National Bank &
   Trust LOC) (A-1)
   1.75%(b)        05/07/02    $1,845    $    1,845,000
  Indiana Development Finance Authority
   RB (USX Corporation Environmental
   Improvement Project) Series 1998 MB
   (Bank of Nova Scotia LOC)
   (A-1, VMIG-1)
   1.40%           08/01/02     2,000         2,000,000
  Indiana Municipal Power Agency Power
   Supply System RB Series 2000A
   DN (Toronto Dominion LOC)
   (A-1+, VMIG-1)
   1.70%(b)        05/07/02       500           500,000
  Indiana Municipal Securities Trust
   Certificates RB Series 2001A DN
   (Bear Stearns Incorporated Guaranty)
   (A-1)
   1.87%(b)        05/07/02     6,000         6,000,000
  Monroe County Industrial Hospital RB
   (Bloomington Hospital Project) Series
   1992 MB (MBIA Insurance)
   (AAA, Aaa)
   6.70%           05/01/02     2,000         2,020,000
  Warren Township Vision 2005 School
   Building Corporation RB (First Union
   Merlots Trust Receipts) Series
   2001A-52 DN (First Union Bank LOC)
   (A-1)
   1.82%(b)        05/07/02     3,300         3,300,000

                                         --------------
                                             15,665,000

                                         --------------
Iowa--4.0%
  Des Moines Commercial Development
   DN (A-1+)
   1.80%(b)        05/01/02     6,000         6,000,000
  Iowa GO Series 2001 TRAN (SP-1+,
   VMIG-1)
   3.00%           06/27/02     9,300         9,316,777
  Iowa Higher Education Loan Authority
   (Private College Project) DN (A-1+,
   VMIG-1)
   1.70%(b)        05/07/02     1,700         1,700,000
  Iowa School Cash Anticipation Program
   Corporation Series 2001-02A MB
   (FSA Insurance) (SP-1+, VMIG-1)
   3.75%           06/21/02     6,000         6,008,972
  Urbandale IDRB (Aurora Business Park
   Association Project) Series 1985 DN
   (Principal Life Insurance Company
   Guaranty) (A-1+)
   1.75%(b)        05/07/02     9,200         9,200,000

                                  Par
                     Maturity    (000)        Value
                     --------    -------  --------------
MUNICIPAL BONDS (continued)
Iowa (continued)
  Urbandale IDRB Series 1985 DN
   (Principal Life Insurance Company
   Guaranty) (A-1+)
   1.75%(b)          05/07/02   $ 5,500   $    5,500,000

                                          --------------
                                              37,725,749

                                          --------------
Kentucky--2.0%
  Kentucky Interlocal School Series 2001
   TRAN (SP-1+, VMIG-1)
   3.75%             06/28/02    10,000       10,015,922
  Kentucky State Property & Buildings
   (Zurich Capital Trust Receipts) Series
   Ztc-34 DN (MBIA Insurance)
   (A-1+, P-1)
   1.85%(b)          05/07/02     5,000        5,000,000
  Wickliffe Pollution Control Refunding RB
   Series 2001 DN (Suntrust Bank LOC)
   (A-1+, VMIG-1)
   1.70%(b)          05/07/02     4,250        4,250,000

                                          --------------
                                              19,265,922

                                          --------------
Louisiana--1.1%
  Louisiana GO Refunding Bonds Series
   1996A MB (FGIC Insurance)
   (AAA, Aaa)
   6.00%             08/01/02     1,000        1,010,224
  Louisiana GO Series 1992A MB
   (AAA, Aaa)
   6.50%             05/01/02     2,500        2,550,000
  Louisiana Public Facilities Authority
   Hospital RB Series 1992 MB (FSA
   Insurance) (AAA, Aaa)
   6.80%             05/15/02     6,825        6,974,496

                                          --------------
                                              10,534,720

                                          --------------
Massachusetts--0.3%
  Commonwealth of Massachusetts GO
   (First Union Merlots Trust Receipts)
   Series 2002A MB (FSA Insurance)
   (A-1)
   1.75%             02/17/03     2,140        2,140,000
  Massachusetts GO Refunding Bonds
   Series 1998A DN (Commerzbank
   LOC) (A-1+, VMIG-1)
   1.65%(b)          05/07/02     1,000        1,000,000

                                          --------------
                                               3,140,000

                                          --------------
Michigan--3.0%
  Detroit Sewer & Disposal Authority RB
   (First Union Merlots Trust Receipts)
   Series 2001A-112 DN (MBIA
   Insurance) (VMIG-1)
   1.82%(b)          05/07/02     2,495        2,495,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                    Maturity    (000)         Value
                    --------     ------   --------------
MUNICIPAL BONDS (continued)
Michigan (continued)
  Detroit Sewer & Disposal Authority RB
   Series 1998A DN (MBIA Insurance)
   (A-1+, VMIG-1)
   1.70%(b)         05/07/02    $2,600    $    2,600,000
  Garden City Housing Finance Authority
   RB (Garden City Housing Project) DN
   (National City Bank LOC) (A-1+)
   1.75%(b)         05/07/02     3,300         3,300,000
  Grand Traverse County Hospital
   (Munson Healthcare Project) Series
   1992A MB (Kredietbank LOC)
   (AAA, Aaa)
   6.25%            07/01/02     1,425         1,463,065
  Michigan Bulding Authority RB Series
   1992 MB (AA+, Aa2)
   5.88%            10/01/02     1,000         1,036,846
  Michigan Municipal Bond Authority
   Series 2001C-1 RAN (SP-1+)
   3.50%            08/22/02     7,000         7,019,429
  Michigan State Hospital Finance
   Authority RB Series 1992 MB
   (AAA, Aaa)
   6.80%            12/01/02     1,500         1,572,588
  Michigan State Housing Development
   Authortity Limited Obligation RB
   Series 1985 DN (Bank One LOC)
   (VMIG-1)
   1.78%(b)         05/07/02     7,500         7,500,000
  Michigan Strategic Fund PCRB
   (Consumers Power Company Project)
   Series 1988A DN (UBS LOC)
   (VMIG-1)
   1.70%(b)         05/01/02       100           100,000
  Pellston School District GO Series 1992
   MB (FSA Insurance) (AAA, Aaa)
   6.63%            05/01/02     1,000         1,020,000

                                          --------------
                                              28,106,928

                                          --------------
Minnesota--2.0%
  Hennepin County GO Series 1997C DN
   (Westdeutsche Landesbank SBPA)
   (A-1+, VMIG-1)
   1.60%(b)         05/07/02     1,600         1,600,000
  Hennepin County GO Series 2000B DN
   (Landesbank Hessen Thuringen
   Girozentrale LOC) (A-1C+, VMIG-1)
   1.60%(b)         05/07/02     5,340         5,340,000
  Minneapolis & St. Paul Airport RB Series
   2000A DN (FGIC Insurance) (VMIG-1)
   1.82%(b)         05/07/02     5,000         5,000,000
  Minneapolis GO Series 1995B DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1+, VMIG-1)
   1.60%(b)         05/07/02       100           100,000

                                 Par
                    Maturity    (000)       Value
                    --------   -------  --------------
MUNICIPAL BONDS (continued)
Minnesota (continued)
  Minneapolis GO Series 1996 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1+, VMIG-1)
   1.60%(b)         05/07/02   $   315  $      315,000
  Minnesota GO Series 1999 MB
   (AAA, Aaa)
   4.75%            08/01/02     4,500       4,537,941
  Minnesota Higher Education Facilities
   Authority RB (Carleton College
   Project) Series 2000-5-G DN (Wells
   Fargo Bank LOC) (VMIG-1)
   1.60%(b)         05/07/02       650         650,000
  Plymouth Meeting IDRB (Scoville Press
   Incorporated Project) Series 1994 DN
   (Wells Fargo Bank LOC)
   1.95%(b)         05/07/02     1,550       1,550,000

                                        --------------
                                            19,092,941

                                        --------------
Mississippi--0.4%
  Mississippi Development Bank Special
   Obligation Bonds Series 2002 DN
   (Amsouth Bank of Alabama LOC) (A-1)
   1.83%(b)         05/07/02     4,100       4,100,000

                                        --------------
Missouri--2.8%
  Kansas City IDRB (Mid-America Health
   Services Project) Series 1984 DN
   (Bank of New York LOC)
   (A-1, VMIG-1)
   1.70%(b)         05/07/02       200         200,000
  Lees Summit Multifamily Housing RB
   Series 2001B DN (Bayerische
   Landesbank Girozentrale LOC)
   (VMIG-1)
   1.80%(b)         05/07/02    19,440      19,440,000
  Missouri State Development Finance
   Board Lease RB Series 1999 DN
   (TransAmerican Life Insurance
   Guaranty) (A-1+)
   1.43%(b)         05/07/02     2,800       2,800,000
  Missouri State Health & Educational
   Facility Authority RB (Washington
   University Project) Series 1996C DN
   (VMIG-1)
   1.70%(b)         05/01/02     1,800       1,800,000
  St. Louis County IDA Multifamily
   Housing RB (Heatherbrook Gardens
   Project) DN (U.S. Bank LOC)
   1.86%(b)         05/07/02     1,765       1,765,000

                                        --------------
                                            26,005,000

                                        --------------

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                     Maturity    (000)        Value
                     --------    -------  --------------
MUNICIPAL BONDS (continued)
Montana--0.8%
  Forsyth PCRB Series 2002 MB (Merrill
   Lynch SBPA, AMBAC Insurance)
   (A-1+)
   1.85%             03/06/03   $ 7,300   $    7,300,000

                                          --------------
Nebraska--0.2%
  Nebraska Public Power RB Series 1993
   MB (AAA, Aaa)
   6.13%             01/01/03     1,500        1,571,237

                                          --------------
Nevada--3.4%
  Clark County Airport RB (Zurich Capital
   Trust Receipts) Series Ztc-31 DN
   (FGIC Insurance)
   1.83%(b)          05/07/02     9,935        9,935,000
  Clark County School District RB (Bear
   Stearns Municipal Trust Receipts)
   Series 2001A DN (FSA Insurance)
   (A-1+)
   1.87%(b)          05/07/02     3,480        3,480,000
  Las Vegas Valley Water TECP
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, P-1)
   1.35%             06/12/02     6,000        6,000,000
   1.60%             08/09/02    10,000       10,000,000
  Nevada Housing Division Single Family
   Mortgage Bonds Series 2002-1 MB
   1.70%             03/31/03     2,860        2,860,000

                                          --------------
                                              32,275,000

                                          --------------
New Hampshire--0.1%
  New Hampshire Municipal Bond Bank
   RB Series 1999C MB (FSA Insurance)
   (AAA, Aaa)
   5.50%             01/15/03     1,000        1,027,919

                                          --------------
New Jersey--0.2%
  New Jersey Transportation Trust Fund
   Authority Series 149 MB (VMIG-1)
   1.70%             02/20/03     2,000        2,000,000

                                          --------------
New Mexico--0.2%
  Albuquerque Water & Sewer System RB
   Series 1992 MB (AA, Aaa)
   6.25%             07/01/02     1,835        1,882,107

                                          --------------
New York--4.6%
  City of New York Health & Hospital
   Corporation RB (Health System
   Project) Series 1997A DN (Morgan
   Guaranty Trust LOC) (A-1+, VMIG-1)
   1.70%(b)          05/07/02     5,600        5,600,000

                                  Par
                   Maturity      (000)          Value
                   --------       -------   --------------
MUNICIPAL BONDS (continued)
New York (continued)
  City of New York Housing Development
   Corporation Multifamily Housing RB
   (Carnegie Park Project) Series 1997A
   DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.65%(b)        05/07/02     $ 9,000     $    9,000,000
  City of New York Transitional Finance
   Authority Series 2002-4 BAN
   (SP-1+, VMIG-1)
   2.50%           02/26/03      10,000         10,072,579
  Long Island Power Authority Electrical
   System Subordinated RB DN
   (MBIA Insurance) (A-1+, VMIG-1)
   1.50%(b)        05/07/02       2,600          2,600,000
  New York State Thruway TECP
   (Landesbank Hessen Thuringen
   Girozentrale LOC) (A-1+, P-1)
   1.60%           08/09/02      12,250         12,250,000
  Triborough Bridge & Tunel Authority
   General Purpose RB Series 1999C
   DN (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.65%(b)        05/02/02       4,000          4,000,000

                                            --------------
                                                43,522,579

                                            --------------
North Carolina--1.6%
  Buncombe County GO Series 1997 DN
   (Wachovia Bank LOC) (A-1+, VMIG-1)
   1.70%(b)        05/07/02         380            380,000
  Guilford County Industrial Facilities &
   Pollution Recreational Facilities RB
   Series 2002 DN (Branch Banking &
   Trust Company LOC) (VMIG-1)
   1.65%(b)        05/07/02       2,245          2,245,000
  Mecklenburg County GO Series 1996B
   DN (Bank of America LOC ) (A-1+,
   VMIG-1)
   1.65%(b)        05/07/02         700            700,000
  North Carolina Capital Finance Facilities
   Agency Educational Facilities RB
   Series 2001 DN (Branch Banking and
   Trust Company LOC) (VMIG-1)
   1.65%(b)        05/07/02       2,400          2,400,000
  North Carolina Gaston Day School
   Educational Facilities RB Series 2000
   DN (Bank of America LOC) (F-1+)
   1.70%(b)        05/07/02         400            400,000
  North Carolina GO Series 2002A MB
   (AAA, Aaa)
   4.00%           03/01/03       3,000          3,054,424

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                    Maturity   (000)         Value
                    --------    ------   --------------
MUNICIPAL BONDS (continued)
North Carolina (continued)
  North Carolina Housing Finance Agency
   (First Union Merlots Trust Receipts)
   Series 2000A DN (First Union Bank
   LOC) (VMIG-1)
   1.87%(b)         05/07/02   $  100    $      100,000
  North Carolina Medical Care Community
   Hospital RB (Angel Medical Center
   Incorporated Project) Series 1997 DN
   (First Union National Bank of North
   Carolina LOC) (A-1)
   1.70%(b)         05/07/02      200           200,000
  North Carolina Medical Care Community
   Hospital RB (Duke University Hospital
   Project) Series 1985B DN (A-1+,
   VMIG-1)
   1.65%(b)         05/07/02      300           300,000
  North Carolina Medical Care Community
   Retirement Facilities RB (Aldersgate
   Project) Series 2001 DN (Branch
   Banking and Trust Company LOC)
   (A-1)
   1.80%(b)         05/07/02    1,220         1,220,000
  North Carolina Medical Care Community
   Retirement Facilities RB (First
   Mortgage Project) Series 2001C
   DN (Branch Banking and Trust
   Company LOC) (A-1)
   1.80%(b)         05/07/02    3,000         3,000,000
  Raleigh Certificates of Participation
   Facilities Project Series 2000A DN
   (A-1+, VMIG-1)
   1.70%(b)         05/07/02    1,500         1,500,000

                                         --------------
                                             15,499,424

                                         --------------
Ohio--4.1%
  Butler County Adjustable Rate Demand
   Series 2001 DN (Fifth Third Bank
   LOC)
   1.80%(b)         05/07/02    3,000         3,000,000
  Cambridge City Hospital Facilities
   Authority RB (Regional Medical
   Center Project) Series 2001 DN
   (National City Bank LOC) (VMIG-1)
   1.75%(b)         05/07/02    2,500         2,500,000
  Clinton County Hospital RB DN (National
   City Bank LOC) (VMIG-1)
   1.80%(b)         05/07/02    8,205         8,205,000
  Columbus GO Unlimited Tax DN
   (Westduetsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.60%(b)         05/07/02      325           325,000

                                   Par
                       Maturity   (000)       Value
                       --------   ------  --------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Cuyahoga County Hospital Refunding
   RB Series 1998B DN (Chase
   Manhattan LOC) (A-1+, VMIG-1)
   1.70%(b)            05/07/02   $1,730  $    1,730,000
  Cuyahoga County RB (Oriana Service
   Civic Facility Project) Series 2001 DN
   (Key Bank N.A. LOC)
   1.80%(b)            05/07/02    3,900       3,900,000
  Greene County Hospital Fairview Boston
   Revenue Refunding Bonds Series
   1997B MB (MBIA Insurance)
   4.50%               07/15/02    2,700       2,716,088
  Hamilton County Economic
   Development RB Series 2002 DN
   (Fifth Third Bank LOC)
   1.80%(b)            05/07/02    5,000       5,000,000
  Indian Hill Village Economic
   Development RB (Cincinnati Country
   Day School Project) Series 1999 DN
   (Fifth Third Bank N.A. LOC)
   1.69%(b)            05/07/02    3,000       3,000,000
  Ohio Water Development Authority
   PCRB (Philip Morris Company
   Project) Series 1997 DN (P-1)
   1.75%(b)            05/07/02    3,400       3,400,000
  Warren County Health Care Facilities
   RB (Otterbein Homes Project) Series
   1998B DN (Fifth Third Bank LOC)
   (A-1+)
   1.85% (b)           05/07/02      776         776,000
  Washington County RB (Hospital
   Facilities Project) Series 2001 DN
   (Fifth Third Bank LOC)
   1.80%(b)            05/07/02    1,500       1,500,000
  Wood County Facilities Import Piping
   Industry RB Series 2001 DN (Key
   Bank N.A. LOC)
   1.80%(b)            05/07/02    3,000       3,000,000

                                          --------------
                                              39,052,088

                                          --------------
Oklahoma--0.5%
  Oklahoma State Industrial Authority RB
   (Casady School Project) Series 2001
   DN (Banc One LOC)
   1.89%(b)            05/07/02    3,000       3,000,000
  Tulsa County Independent School
   District Combined Purpose Bonds
   Series 2001A MB (FSA Insurance)
   (AAA, Aaa)
   4.00%               03/01/03    2,000       2,032,848

                                          --------------
                                               5,032,848

                                          --------------

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                   Maturity     (000)          Value
                   --------       ------   --------------
MUNICIPAL BONDS (continued)
Oregon--0.3%
  Oregon Health, Housing, Education &
   Cultural Facility Authority RB
   (Peacehealth Project) Series 1998 DN
   (Spa-Allied Irish Bank LOC)
   (A-1, VMIG-1)
   1.90%(b)        05/07/02     $2,400     $    2,400,000

                                           --------------
Pennsylvania--3.8%
  Beaver County Hospital Authority
   (Beaver Medical Center Incorporated
   Project) Series 1992 MB (AMBAC
   Insurance) (AAA, Aaa)
   6.63%           07/01/02      1,000          1,026,337
  Emmaus General RB Series 2000A DN
   (First Union Bank LOC) (A-1)
   1.70%(b)        05/07/02      8,500          8,500,000
  Exeter Township Water & Sewer RB
   Series 1992 MB (AAA, Aaa)
   6.20%           07/15/02      1,000          1,009,923
  Franklin County IDRB (Chambersburg
   Hospital Project) Series 1992 MB
   (FGIC Insurance) (AAA, Aaa)
   6.25%           07/01/02      3,000          3,077,175
  Franklin County IDRB (Chambersburg
   Hospital Project) Series 2000 DN
   (AMBAC Insurance) (A-1+)
   1.78%(a)        05/01/02      1,100          1,100,000
  Harrisburg IDRB Series 2001 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1)
   1.73%(b)        05/07/02      6,315          6,315,000
  New Garden General Municipal
   Authority RB Series 1999 DN (Bank of
   Nova Scotia LOC) (A-1)
   1.75%(b)        05/07/02      2,400          2,400,000
  Pennsylvania Higher Education Facilities
   Authority RB (University of
   Pennsylvania Health Services Project)
   Series 1998B DN (Morgan Guaranty
   LOC) (A-1+, VMIG-1)
   1.60%(b)        05/07/02      8,000          8,000,000
  Upper St. Clair Township (ABN AMRO
   Munitops Trust Certificates) GO
   Series 2002-5 MB (FSA Insurance)
   (VMIG-1)
   1.60%           10/15/02      4,650          4,650,000

                                           --------------
                                               36,078,435

                                           --------------
South Carolina--1.8%
  Clemson University RB (Athletic
   Facilities Project) Series 2001 MB
   (Kredietbank LOC) (AAA, Aaa)
   4.00%           05/01/02      1,025          1,025,000

                                  Par
                     Maturity    (000)        Value
                     --------    -------  --------------
MUNICIPAL BONDS (continued)
South Carolina (continued)
  Piedmont Municipal Power Agency
   Electric Refunding RB Series 1996B
   DN (Credit Suisse LOC) (A-1+,
   VMIG-1)
   1.70%(b)          05/07/02   $ 1,800   $    1,800,000
  Piedmont Municipal Power Agency
   Electric Refunding RB Series 1996C
   DN (Morgan Guaranty Trust LOC)
   (A-1+, VMIG-1)
   1.70%(b)          05/07/02     2,200        2,200,000
  South Carolina Public Service Authority
   RB (Santee Cooper Project) Series
   1991D MB (AMBAC Insurance) (AAA,
   Aaa)
   6.50%             05/07/02     5,000        5,137,772
  South Carolina State Public Service
   Authority RB (Santee Cooper Project)
   Series 1991D MB (Kredietbank LOC)
   (AAA, Aaa)
   6.50%             07/01/02     6,300        6,467,268

                                          --------------
                                              16,630,040

                                          --------------
Tennessee--4.0%
  City of Chattanooga Health, Education &
   Housing Facility Board Series 1999
   DN (Amsouth Bank of Alabama LOC)
   (A-1)
   1.78%(b)          05/07/02    12,400       12,400,000
  Cleveland IDRB (YMCA Chattan Project)
   Series 1999 DN (Suntrust Bank LOC)
   (Aa3)
   1.70%(b)          05/07/02     2,800        2,800,000
  Memphis General Improvement
   Refunding RB DN (Westdeutsche
   Landesbank Giroentrale LOC) (A-1+,
   VMIG-1)
   1.70%(b)          05/07/02       500          500,000
  Memphis GO Series 1995A DN
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.70%(b)          05/07/02       500          500,000
  Metropolitan Government Nashville &
   Davidson County GO Series 1994 MB
   (AAA, Aa2)
   6.15%             05/15/02     5,345        5,458,885
  Metropolitan Government Nashville &
   Davidson County Health & Education
   Board (Harpeth Hall School Project)
   DN (Suntrust Bank LOC) (Aa3)
   1.70%(b)          05/07/02       395          395,000
  Shelby County GO Series 1995A MB
   (AA+, Aa3)
   5.50%             04/01/03     3,500        3,692,438
   5.75%             04/01/03     3,750        3,964,665
  Shelby County TECP (Bank of America
   LOC) (A-1+)
   1.60%             05/10/02     6,500        6,500,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                     Maturity    (000)        Value
                     --------    -------  --------------
MUNICIPAL BONDS (continued)
Tennessee (continued)
  Tennessee GO Series 1992A MB
   (AA+, Aa1)
   5.63%             07/01/02   $ 1,505   $    1,534,422

                                          --------------
                                              37,745,410

                                          --------------
Texas--8.3%
  Austin Water & Wastewater System RB
   DN (MBIA Insurance) (VMIG-1)
   1.82%(b)          05/07/02     2,495        2,495,000
  Clear Creek Independent School District
   (ROC II-R Project) Series 161 DN
   (Permanent School Fund Guaranty)
   (VMIG-1)
   1.78%(b)          05/07/02     3,150        3,150,000
  Harris County GO Series 1991 MB
   (AA+, Aa1)
   7.00%             10/01/02       325          331,653
  Harris County GO Series 1992B MB
   (AA+, Aa1)
   6.50%             10/01/02     1,000        1,020,809
  Houston Community College RB Series
   2002 DN (MBIA Insurance) (A-1+)
   1.76%(b)          05/07/02     5,970        5,970,000
  Houston Water & Sewer System (Bear
   Stearns Municipal Securities Trust
   Receipts) Series 2001-9018 DN
   (FGIC Insurance) (A-1)
   1.87%(b)          05/07/02    10,990       10,990,000
  Jefferson County Health Facility
   Development Corporation (First
   Union Merlots Trust Receipts) Series
   2001A-83 DN (First Union Bank
   LOC) (A-1C+)
   1.82%(b)          05/07/02     3,995        3,995,000
  Lower Colorado Texas River Authority
   DN (First Union Bank LOC; FSA
   Insurance) (VMIG-1)
   1.30%(b)          05/07/02     2,000        2,000,000
  Northside Independent School District
   Unlimited Tax Series 2001A MB
   (A-1+, VMIG-1)
   3.00%             08/01/02     2,000        2,001,971
  Red River Educational Development
   Authority (Municipal Securities Trust
   Receipts) Series 2000 DN (Societe
   Generale LOC) (A-1C+)
   1.77%(b)          05/07/02     3,570        3,570,000
  San Antonio Electric & Gas RB Series
   2000 DN (ZCM Matched Funding
   Guaranty) (VMIG-1)
   1.83%(b)          05/07/02    10,000       10,000,000

                                   Par
                     Maturity     (000)        Value
                     --------     -------  --------------
MUNICIPAL BONDS (continued)
Texas (continued)
  Southeast Texas Housing Finance
   Corporation (First Union Merlots Trust
   Receipts) RB Series 2001A DN
   (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.82%(b)          05/07/02    $ 5,695   $    5,695,000
  Texas Series 2001A TRAN (SP-1+,
   VMIG-1)
   3.75%             08/29/02     15,000       15,079,925
  Texas State Housing & Community
   Affairs Multifamily RB Series 2001 Pt-
   1280 DN (Merrill Lynch & Co. SBPA)
   (A-1C+)
   1.95%(b)          05/07/02      1,000        1,000,000
  Texas State Housing Agency Multifamily
   RB Series 2001 MB (A-1+)
   1.80%             07/11/02      3,000        3,000,510
  Texas Technology University RB (Bear
   Stearns Trust Receipts) Series 2002A
   DN (MBIA Insurance) (A-1)
   1.87%(b)          05/07/02      6,830        6,830,000
  University of Texas Revenue Financing
   System Bonds Series 1998 MB
   (AAA, Aaa)
   4.50%             08/15/02      1,000        1,005,076

                                           --------------
                                               78,134,944

                                           --------------
Utah--0.1%
  University Utah Research Facilities RB
   (Biology Research Building Project)
   Series 1996A MB (MBIA Insurance)
   (AAA, Aaa)
   6.25%             04/01/03      1,290        1,343,952

                                           --------------
Virginia--1.6%
  Chesterfield County PCRB Series 1992
   DN (Philip Morris Guaranty) (A-1, P-1)
   1.75%(b)          05/07/02     10,800       10,800,000
  Commonwealth of Virginia
   Transportation Authority RB Series
   1999B DN (Citibank LOC) (A-1+)
   1.78%(b)          05/07/02      1,000        1,000,000
  Fairfax County IDA RB (Fairfax Hospital
   System Project) Series 1988B DN
   (Inova Health System Liquidity) (A-1+,
   VMIG-1)
   1.65%(b)          05/07/02        200          200,000
  Virginia Beach Ocean Ranch Motel
   Corporation IDRB Series 1998 DN
   (Branch Banking and Trust Company
   LOC) (A-1, P-1)
   1.65%(b)          05/07/02      1,000        1,000,000

                              MuniFund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                     Par
                        Maturity    (000)        Value
                        --------     ------  -------------
MUNICIPAL BONDS (continued)
Virginia (continued)
  Virginia College Building Authority
   Educational Facilities RB (University of
   Richmond Project) Series 1996 DN
   (Crestan SBPA) (VMIG-1)
   1.70%(b)             05/07/02    $1,000   $   1,000,000
  Virginia Resource Authority RB (Henrico
   County Project) Series 1997 DN
   (Crestar Bank N.A. LOC) (A-1+)
   1.80%(b)             05/07/02     1,400       1,400,000

                                             -------------
                                                15,400,000

                                             -------------
Washington--2.4%
  King County (ABN AMRO Munitops Trust
   Certificates) GO Series 2001-1 DN
   (MBIA Insurance) (VMIG-1)
   1.78%(b)             05/07/02     2,500       2,500,000
  Northwest Energy Electric RB Series
   II-R-150 MB (MBIA Insurance)
   (VMIG-1)
   1.75%                02/27/03     6,495       6,495,000
  Seattle Municipal Light & Power RB (First
   Union Merlots Trust Receipts) Series
   2001A-56 DN (First Union Bank LOC)
   (VMIG-1)
   1.82%(b)             05/07/02     7,485       7,485,000
  Washington Public Power Supply Series
   2000 DN (First Union Bank LOC)
   (VMIG-1)
   1.82%(b)             05/07/02     5,805       5,805,000

                                             -------------
                                                22,285,000

                                             -------------
Wisconsin--5.1%
  Appleton Redevelopment Authority RB
   (Fox City Project) Series 2001B DN
   (Banc One LOC) (VMIG-1)
   1.80%(b)             05/07/02     6,600       6,600,000
  Carlton County PCRB (Wisconsin Power
   & Light Company Project) Series 1991B
   DN (A-1+, P-1)
   1.70%(b)             05/01/02     4,000       4,000,000
  South East Wisconsin Professional
   Baseball Park District Sales Tax RB
   Series 2000Y DN (MBIA Insurance)
   (VMIG-1)
   1.82%(b)             05/07/02     3,000       3,000,000
  Wisconsin State Health & Educational
   Facilities Authority RB (Children's
   Hospital of Wisconsin Project) Series
   1992 MB (FGIC Insurance) (AAA, Aaa)
   6.50%                08/15/02     6,000       6,183,226

                                       Par
                         Maturity     (000)        Value
                         --------     -------  -------------
MUNICIPAL BONDS (continued)
Wisconsin (continued)
  Wisconsin State Health & Educational
   Facilities Authority RB (Northland College
   Project) Series 2001 DN (Wells Fargo
   Bank LOC) (A-1+)
   1.75%(b)              05/07/02    $   300   $     300,000
  Wisconsin State Health & Educational
   Facilities Authority RB (Oakwood Village
   Project) Series 2000B DN (Marshall &
   Ilsley LOC) (A-1)
   1.75%(b)              05/07/02      3,000       3,000,000
  Wisconsin State Health & Educational
   Facilities Authority RB (Pooled Loan
   Financing Program) Series 2002F DN
   (Federal Home Loan Bank Guaranty)
   (VMIG-1)
   1.75%(b)              05/07/02      2,995       2,995,000
  Wisconsin State Health & Educational
   Facilities Authority RB (St. Joseph's
   Community Hospital Project) Series 2001
   DN (Marshall & Ilsley LOC) (A-1)
   1.75%(b)              05/07/02     22,000      22,000,000

                                               -------------
                                                  48,078,226

                                               -------------
Wyoming--1.3%
  Lincoln County PCRB (Amoco Project)
   Series 1983 MB (A-1+)
   1.50%                 10/01/02     11,900      11,863,089

                                               -------------
Multi-State--0.8%
  Societe Generale Pooled Trust RB (Various
   Bond Issurers) Series 2001B DN (Merrill
   Lynch & Co. LOC) (A-1C+)
   1.93%(b)              05/07/02      7,735       7,735,000

                                               -------------

                              MuniFund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                         Value
                                     ------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $945,852,516(a))    100.1%  $945,852,516
LIABILITIES IN EXCESS OF
 OTHER ASSETS                 (0.1%)     (968,152)

                             -----   ------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 854,186,236 Institutional
 Shares, 60,612,411 Dollar
 Shares, 5,763,430 Cash
 Management Shares,
 10,968,397 Cash Reserve
 Shares and 13,404,530
 Administration shares
 outstanding)
                             100.0%  $944,884,364
                             =====   ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($944,884,364 / 944,935,004)               $1.00
                                            =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniFund Portfolio
                             Maturity Information
                                April 30, 2002

                        Maturity        Par     Percentage
                      ------------- ----------- ----------
                          1-30 Days 701,321,000    74.4%
                         31-60 Days  56,625,000     6.0
                         61-90 Days  26,790,000     2.8
                        91-120 Days  54,400,000     5.8
                       121-150 Days  17,000,000     1.8
                      Over 150 Days  87,030,000     9.2

                      Average Weighted Maturity--41 days

                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                              MuniCash Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                               Par
                  Maturity    (000)          Value
                  --------     ------   ---------------
MUNICIPAL BONDS--100.2%
Alabama--1.4%
  Alabama Board of Education (Shelton
   State Community College Project)
   Series 2001 MB (Kredietbank LOC)
   (AAA, Aaa)
   3.35%          10/01/02    $1,330    $     1,339,727
  Brundidge IDRB (Carter Brothers
   Project) Series 2001 AMT DN (South
   Trust Bank LOC)
   1.88%(b)       05/07/02       970            970,000
  Columbia IDRB (Alabama Power
   Project) Series 1998 AMT DN
   (A-1, VMIG-1)
   1.85%(b)       05/01/02     3,600          3,600,000
  Homewood Educational Development
   Authority RB (Samford University
   Project) Series 2000 DN (SouthTrust
   Bank N.A. SBPA) (VMIG-1)
   1.70%(b)       05/01/02     2,200          2,200,000
  Jefferson County GO Warrants Series
   2001B DN (Morgan Guaranty Trust
   LOC) (A-1+, VMIG-1)
   1.70%(b)       05/01/02       500            500,000
  Steele Industrial Development Board
   RB Series 2001 AMT DN (South
   Trust Bank LOC)
   1.88%(b)       05/07/02     5,000          5,000,000
  Tuscaloosa IDRB Series 2000A
   AMT DN
   1.93%(b)       05/07/02     1,535          1,535,000

                                        ---------------
                                             15,144,727

                                        ---------------
Alaska--0.1%
  Arkansas Energy Authority Power RB
   Series 1999 MB (FSA Insurance)
   (AAA, Aaa)
   5.50%          07/01/02     1,000          1,006,666

                                        ---------------
Arizona--0.6%
  Arizona University Revenue System
   Series 1989 MB (Kredietbank LOC)
   (AA, Aaa)
   7.00%          07/01/02       300            305,046
  Cochise Pollution Control Solid Waste
   Disposal RB (Arizona Electric Power
   Co-Operative Incorporated Project)
   Series 1994 AMT (National Rural
   Utilities LOC) (A-1, VMIG-1)
   1.90%          09/01/02     6,000          6,000,000

                                        ---------------
                                              6,305,046

                                        ---------------

                                 Par
                     Maturity   (000)        Value
                     --------  -------  ---------------
MUNICIPAL BONDS (continued)
Arkansas--0.4%
  City of Blytheville IDRB (Nucor
   Corporation Project) Series 1998
   AMT DN (A-1+, P-1)
   1.90%(b)          05/07/02  $ 3,000  $     3,000,000
  Fayetteville Waterworks & Sewer RB
   Series 2002B MB (Kredietbank LOC)
   (AAA, Aaa)
   2.00%             05/01/02      200          200,000
  Paragould Sales & Use Tax MB
   (Kredietbank LOC) (AAA)
   3.40%             06/01/02      195          195,000
  University of Arkansas Regents RB
   Series 1998 DN (MBIA Insurance)
   (VMIG-1)
   1.70%(b)          05/07/02    1,270        1,270,000

                                        ---------------
                                              4,665,000

                                        ---------------
California--1.0%
  California Statewide Communities
   Development Authority Multifamily RB
   Series 2001 AMT DN (Merrill Lynch &
   Company Guaranty)
   (A-1C+)
   1.90%(b)          05/07/02   11,185       11,185,000

                                        ---------------
Colorado--1.0%
  Colorado Educational & Cultural
   Facilities Authority RB (National
   Cable Television Center Project)
   Series 1999 DN (A-1+)
   1.75%(b)          05/07/02      300          300,000
  Colorado Health Facilities Authority
   Economic Development RB (Johnson
   Publishing Company Project) AMT
   DN (Banc One N.A. LOC)
   2.00%(b)          05/07/02    2,400        2,400,000
  Denver City & County Airport RB Series
   2002R-147 AMT (FGIC Insurance)
   (VMIG-1)
   1.80%             01/30/03    1,000        1,000,203
   1.80%             01/31/03    5,000        5,000,000
  Jefferson County School District GO
   Series 1998B MB (FIGIC Insurance)
   (AAA, Aaa)
   5.00%             12/15/02    1,500        1,533,053
  University of Colorado Hospital
   Authority RB Series 1992 MB
   (Kredietbank LOC) (AAA, Aaa)
   6.40%             11/15/02    1,000        1,046,395

                                        ---------------
                                             11,279,651

                                        ---------------

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                   Maturity    (000)         Value
                   --------    -------  ---------------
MUNICIPAL BONDS (continued)
Connecticut--0.1%
  Connecticut Health & Educational
   Facilities Authority (Middlesex
   Hospital Project) Series 1992G MB
   (AAA, Aaa)
   6.25%           07/01/02   $   200   $       205,198
  Connecticut Special Tax Obligation RB
   Series 1991A MB (AA-, Aaa)
   6.40%           06/01/02       320           320,972
  Regional School District No. 5 GO
   Series 1994 MB (MBIA Insurance)
   (AAA, Aaa)
   5.40%           01/15/03       400           418,467

                                        ---------------
                                                944,637

                                        ---------------
Florida--5.0%
  Brevard School Board Certificates of
   Participation Series 1992A MB
   (Kredietbank LOC) (AAA, Aaa)
   6.50%           07/01/02     1,450         1,490,481
  Broward County Municipal Securities
   Trust Certificates RB Series 2002 DN
   (FSA Insurance) (A-1)
   1.87%(b)        05/07/02     4,000         4,000,000
  Greater Orlando Aviation Authority RB
   (Cessna Special Purpose Facilities
   Project) Series 2001 AMT DN
   (Textron Incorporated Guaranty)
   (A-1, P-1)
   2.35%(b)        05/07/02     6,000         6,000,000
  Highlands County Health Facilities
   Authority RB (Adventist Health
   System Project) Series 1996A DN
   (First National Bank of Chicago &
   MBIA Insurance) (A-1, VMIG-1)
   1.70%(b)        05/07/02    29,000        29,000,000
  Lee County IDRB Series 1997 AMT DN
   (Key Bank N.A. LOC)
   1.95%(b)        05/07/02     2,145         2,145,000
  Miami-Dade County IDRB Series 2000
   AMT DN (British Aerospace
   Guaranty)
   2.00%(b)        05/07/02     3,000         3,000,000
  Palm Bay Utilities Series 1992 MB
   (MBIA Insurance) (AAA, Aaa)
   6.20%           10/01/02       400           415,796
  Putnam County Development Pooled
   Loan Series 1984H-2 MB (National
   Rural Utilities LOC) (A-1, VMIG-1)
   2.00%           09/16/02    10,000        10,000,000

                                        ---------------
                                             56,051,277

                                        ---------------

                                   Par
                     Maturity     (000)         Value
                     --------     -------  ---------------
MUNICIPAL BONDS (continued)
Georgia--5.3%
  Albany Dougherty County Housing
   Financial Authority RB Series 1996
   DN (Suntrust Bank LOC)
   (A-1+, VMIG-1)
   1.70%(b)          05/07/02    $ 3,800   $     3,800,000
  Albany Sewer System RB Series 1992
   MB (AAA, Aaa)
   6.63%             07/01/02      2,615         2,689,623
  Atlanta Airport RB Series 2000C MB
   (FGIC Insurance) (AAA, Aaa)
   6.00%             01/01/03      5,000         5,142,803
  De Kalb Private Hospital Authority
   (Emory University Project) Series
   1995C MB (AA, Aa1)
   5.25%             11/01/02      2,500         2,547,081
  Fulton County Airport Facility RB Series
   1999B AMT DN (Berkshire Hathaway
   Guaranty) (VMIG-1)
   1.77%(b)          05/07/02     33,570        33,570,000
  Griffin-Spalding County IDRB Series
   2000 AMT DN (Wachovia Bank LOC)
   (A-1+)
   1.85%(b)          05/07/02      2,550         2,550,000
  Gwinnett County Educational
   Development Authority RB Series
   2001A AMT DN (Wachovia Bank
   LOC) (VMIG-1)
   1.85%(b)          05/07/02      3,550         3,550,000
  Rome-Floyd County IDRB (Packaging
   Products Corporation Project) Series
   2000A AMT DN (South Trust Bank
   LOC)
   1.88%(b)          05/07/02      2,300         2,300,000
  Whitefield County Educational
   Development Authority RB (Aladdin
   Solid Waste Disposal Project) Series
   1999 AMT DN (Wachovia Bank LOC)
   1.88%(b)          05/07/02      3,100         3,100,000

                                           ---------------
                                                59,249,507

                                           ---------------
Hawaii--2.0%
  Hawaii Airport System (Bigelow Project)
   Series 2001A AMT DN (FGIC
   Insurance, Bear Stearns SBPA) (A-1)
   1.90%(b)          05/07/02      8,800         8,800,000
  Hawaii Airport System Series 2001A
   Ztc-24 AMT DN (Zurich Capital
   Markets SBPA)
   1.88%(b)          05/07/02      6,000         6,000,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                   Maturity    (000)         Value
                   --------    -------  ---------------
MUNICIPAL BONDS (continued)
Hawaii (continued)
  Hawaii Housing Finance Authority RB
   Series 2001A-15 AMT DN (First
   Union Bank LOC) (VMIG-1)
   1.87%(b)        05/07/02   $ 6,730   $     6,730,000
  Honolulu City & County GO Series
   1994B MB (AA-, Aa3)
   5.30%           06/01/02       225           225,608
  Maui County GO Series 1996A MB
   (MBIA Insurance) (AAA, Aaa)
   6.00%           06/01/02       250           250,657

                                        ---------------
                                             22,006,265

                                        ---------------
Idaho--0.4%
  Eagle IDRB (Camille Beckman
   Corporation Project) Series 2001
   AMT DN (Wells Fargo Bank LOC)
   2.05%(b)        05/07/02     4,900         4,900,000

                                        ---------------
Illinois--10.0%
  Addison IDRB Series 1988 AMT DN
   (Lasalle National Bank LOC)
   1.99%(b)        05/07/02     1,300         1,300,000
  Chicago Board of Education RB (Bear
   Stearns Municipal Trust Receipts)
   Series 2001 AMT DN (FSA
   Insurance) (A-1)
   1.87%(b)        05/07/02    10,195        10,195,000
  Chicago GO (First Union Merlots Trust
   Receipts) Series 2000W MB (AMBAC
   Insurance, First Union LOC)
   2.60%           09/03/02     2,000         2,000,000
  Chicago IDRB (Goose Island Beer
   Company Project) AMT DN (First
   Bank Systems, N.A. LOC)
   1.99%(b)        05/07/02     1,700         1,700,000
  Chicago IDRB (Promise Candy Project)
   Series 2001 AMT DN (Lasalle
   National Bank LOC)
   1.95%(b)        05/07/02     4,000         4,000,000
  Chicago O'Hare Airport RB (Second
   Lien Passenger Facility Project)
   Series 2001C AMT DN (First Union
   Bank LOC) (VMIG-1)
   1.87%(b)        05/07/02     5,695         5,695,000
  Chicago O'Hare Airport RB Series
   2000A-Ztc-21 AMT DN (AMBAC
   Insurance, Zurich Capital Markets
   SBPA) (VMIG-1)
   1.88%(b)        05/07/02    14,980        14,980,000

                                   Par
                        Maturity  (000)        Value
                        --------  ------  ---------------
MUNICIPAL BONDS (continued)
Illinois (continued)
  Chicago O'Hare Airport RB Series
   2000A-Ztc-26 AMT DN (AMBAC
   Insurance, Zurich Capital Markets
   SBPA) (VMIG-1)
   1.88%(b)             05/07/02  $9,900  $     9,900,000
  Chicago School Finance Authority GO
   Series 1986B MB (MBIA Insurance)
   (AAA, Aaa)
   7.60%                06/01/02   1,340        1,346,356
  Cook County GO Series 1992A MB
   (AAA, Aaa)
   6.60%                11/15/02   1,000        1,046,434
  Deerfield GO Series 2002 MB (Aaa)
   3.25%                12/15/02   1,225        1,236,373
  Du Page County Motor Fuel Tax Series
   1995 MB (AAA, Aaa)
   6.50%                01/01/03   1,085        1,119,283
  Du Page County Trust Certificates (Bear
   Stearns SBPA) Series 2001A DN
   (FSA Insurance) (A-1)
   1.87%(b)             05/07/02     400          400,000
  Elmhurst Industrial Development RB
   (Randall Manufacturing Project)
   Series 2002 DN (Lasalle National
   Bank LOC) (A-1+)
   1.88%(b)             05/07/02   1,915        1,915,000
  Harvard Multifamily Housing RB Series
   1999 DN (Lasalle National Bank
   LOC) (A-1+)
   1.88%(b)             05/07/02   7,350        7,350,000
  Illinois Development Finance Authority
   IDRB (Big Bolt Corporation Project)
   AMT DN (ABN-AMRO Bank N.V.
   LOC)
   2.02%(b)             05/07/02   2,900        2,900,000
  Illinois Development Finance Authority
   IDRB (Cano Packaging Corporation
   Project) Series 2001 AMT DN
   (Lasalle National Bank LOC)
   1.95%(b)             05/07/02   2,840        2,840,000
  Illinois Development Finance Authority
   IDRB (Harbortown Industries Project)
   Series 2000A AMT DN (Lasalle
   National Bank LOC)
   1.96%(b)             05/07/02   2,000        2,000,000
  Illinois Development Finance Authority
   IDRB (Merrill Lynch P-Float Receipts)
   Series 2001 DN (A-1C+)
   1.90%(b)             05/07/02   4,500        4,500,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)           Value
                   --------       -------   ---------------
MUNICIPAL BONDS (continued)
Illinois (continued)
  Illinois Health Facilities Authority RB
   (Lutheran Home & Services Project)
   Series 2001 DN (Allied Irish Bank
   LOC) (A-1+)
   1.70%(b)        05/07/02     $10,000     $    10,000,000
  Illinois Health Facilities Authority RB
   (Municipal Securities Trust
   Certificates) Series 2002 DN (MBIA
   Insurance) (A-1)
   1.87%(b)        05/07/02       5,000           5,000,000
  Illinois Housing Development Finance
   Authority RB Series 1999 Subseries
   B-2 AMT (ABN-AMRO Bank N.V.
   LOC) (VMIG-1)
   2.20%           12/18/02       2,205           2,205,000
  Illinois Housing Development Finance
   Authority RB Series 2000V DN (First
   Union Bank LOC) (VMIG-1)
   1.87%(b)        05/07/02       6,610           6,610,000
  Illinois Regional Transportation
   Authority RB (Wachovia Merlots Trust
   Receipts) Series 2002A-24 DN
   (Wachovia Bank LOC) (VMIG-1)
   1.82%(b)        05/07/02       8,000           8,000,000
  Illinois Toll Highway Priority Authority
   Series 1992A MB (AAA, A1)
   5.75%           01/01/03         500             523,534
  Sangamon County IDRB (Contech
   Construction Incorporated Project)
   Series 1997 AMT DN (Mellon Bank
   N.A. LOC) (VMIG-1)
   1.95%(b)        05/07/02       1,200           1,200,000
  Springfield Community Improvement RB
   Series 2000 AMT DN (National City
   Bank LOC)
   1.95%(b)        05/07/02       1,025           1,025,000

                                            ---------------
                                                110,986,980

                                            ---------------
Indiana--4.4%
  Bremen IDA RB (Universal Bearings
   Incorporated Project) Series 1996A
   AMT DN (Key Bank N.A. LOC)
   (A-1, P-1)
   1.95%(b)        05/07/02       5,000           5,000,000
  Elkhart Economic Development RB
   (Jameson Inns Incorporated Project)
   AMT DN (Firstar Bank N.A. LOC)
   2.05%(b)        05/07/02       3,130           3,130,000

                                  Par
                     Maturity    (000)          Value
                     --------     ------   ---------------
MUNICIPAL BONDS (continued)
Indiana (continued)
  Fort Wayne Economic Development
   Authority RB (Advanced Machine &
   Tool Project) Series 2001 AMT DN
   (National City Bank LOC)
   1.95%(b)          05/07/02    $1,000    $     1,000,000
  Fort Wayne Economic Development
   Authority RB (Gildea Tool Company
   Project) Series 1998 AMT DN
   (Comerica Bank LOC)
   1.95%(b)          05/07/02     1,275          1,275,000
  Greenburg Community Schools Series
   2002 TAN
   2.75%             12/31/02     1,500          1,507,866
  Huntingburg Multifamily RB (Lincoln
   Village Apartments Project) Series
   2000 AMT DN (Federal Home Loan
   Bank Guaranty)
   1.95%(b)          05/07/02     2,350          2,350,000
  Indiana Development Finance Authority
   Economic Development RB (Saroyan
   Hardwoods Incorporated Project)
   Series 1994 AMT DN (FifthThird Bank
   LOC)
   2.00%(b)          05/07/02     1,250          1,250,000
  Indiana evelopment Finance
   Authority IDRB (Enterprise
   Center II Project) Series
   1992 AMT DN (Banc One
   N.A. LOC) (A-1)
   1.90%(b)          05/07/02     3,000          3,000,000
  Indiana Economic Development
   Finance Authority RB Morris
   Manufacturing & Sales Corporation
   Project Series 2002 AMT DN
   (National City Bank LOC)
   1.95%(b)          05/07/02     3,000          3,000,000
  Indiana Educational Facilities Authority
   RB (Wabash Project) Series 2002
   BAN (VMIG-1)
   2.36%             03/20/03       750            752,669
  Indiana Housing Finance Authority
   Single Family Mortgage Project
   Series 2001D AMT (AIG Matched
   Funding Corporation LOC)
   (Aaa, F-1+)
   1.95%             12/17/02     8,000          8,000,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                    Maturity    (000)          Value
                    --------     ------   ---------------
MUNICIPAL BONDS (continued)
Indiana (continued)
  Indiana Port Commission RB (Kosmos
   Cement Project) Series 2000 AMT
   DN (Wachovia Bank LOC) (A-1+)
   1.90%(b)         05/07/02    $5,500    $     5,500,000
  Indiana Transportation Finance
   Authority Airport Facilities Lease RB
   Series 1992 MB (Aaa)
   6.25%            11/01/02     1,000          1,043,861
  Indianapolis Gas Utilities Distribution
   System RB Series 1998A MB
   (Kredietbank LOC) (AAA, Aaa)
   5.00%            08/15/02     1,180          1,190,687
  Jeffersonville Economic Development
   Authority RB (Scansteel Project)
   Series 1998 AMT DN (National City
   Bank LOC)
   1.95%(b)         05/07/02     1,470          1,470,000
  Orleans Economic Development RB
   (Almana Limited Liability Company
   Project) Series 1995 AMT DN (NBD
   Bank Corp. LOC)
   1.90%(b)         05/07/02     3,900          3,900,000
  Scottsburg Economic Development
   Authority RB (American Plastic
   Corporation Project) Series 2000
   AMT DN (National City Bank LOC)
   1.95%(b)         05/07/02     1,325          1,325,000
  South Bend Economic Development
   Authority RB (SGW Realty LLC
   Project) Series 1998 AMT DN
   (National City Bank LOC)
   1.95%(b)         05/07/02     1,200          1,200,000
  Terre Haute Industrial Economic
   Development RB (Jameson Inns
   Incorporated Project) Series 1999
   AMT DN (Firstar Bank N.A. LOC)
   2.05%(b)         05/07/02     3,545          3,545,000

                                          ---------------
                                               49,440,083

                                          ---------------
Iowa--1.7%
  Dallas County IDRB Series 2000A AMT
   DN (First Bank Systems LOC)
   2.00%(b)         05/07/02     1,000          1,000,000
  Iowa City Sewer RB Series 1993 MB
   (Kredietbank LOC) (AAA, Aaa)
   5.88%            07/01/02     1,000          1,007,386
  Iowa Economic Finance Authority RB
   (West Liberty Foods Project) Series
   2002 AMT DN
   1.94%(b)         05/07/02     3,830          3,830,000

                                   Par
                     Maturity     (000)          Value
                     --------      ------   ---------------
MUNICIPAL BONDS (continued)
Iowa (continued)
  Iowa GO Series 2001 TRAN
   (SP-1+, VMIG-1)
   3.00%             06/27/02     $2,000    $     2,003,565
  Iowa State Certificates of Participation
   Series 1992 MB (Kredietbank LOC)
   (AAA, Aaa)
   6.25%             07/01/02      3,000          3,017,441
  Linn County IDRB (Swiss Valley Farms
   Company Project) Series 2001 AMT
   DN (Wells Fargo Bank LOC) (A-1+)
   1.85%(b)          05/07/02      6,000          6,000,000
  West Burlington Industrial Development
   RB Series 2001A DN
   2.00%(b)          05/07/02      1,700          1,700,000

                                            ---------------
                                                 18,558,392

                                            ---------------
Kansas--0.5%
  Sedgwick & Shawnee Counties Single
   Family Mortgage RB Series 2000A-2
   AMT (Landesbank Hessen Thuringen
   Girozentrale LOC)
   2.60%             08/15/02      5,545          5,545,000

                                            ---------------
Kentucky--4.1%
  City of Wilder Industrial Building RB
   (Saratoga Investments Limited
   Partnerships Project) Series 1998
   AMT DN (Fifth Third Bank N.A. LOC)
   1.87%(b)          05/07/02      1,425          1,425,000
  Dayton IDRB (Ramkat Enterprise
   Project) Series 2001 AMT DN (First
   Bank Systems LOC)
   1.92%(b)          05/07/02      2,210          2,210,000
  Elsmere IDRB (International Mold Steel
   Incorporated Project) Series 1996
   AMT DN (Star Banc Corporation
   LOC)
   1.87%(b)          05/07/02      1,685          1,685,000
  Florence Economic Development RB
   (Jameson Inns Incorporated Project)
   Series 1999 AMT DN (Firstar Bank
   N.A. LOC)
   2.05%(b)          05/07/02      2,385          2,385,000
  Henderson County Solid Waste
   Disposal RB (Hudson Foods
   Incorporated Project) Series 1995
   AMT DN (Rabo Bank Nederland
   LOC) (VMIG-1)
   1.85%(b)          05/07/02      5,000          5,000,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                     Maturity    (000)         Value
                     --------     ------  ---------------
MUNICIPAL BONDS (continued)
Kentucky (continued)
  Henderson Industrial Building RB
   (Shamrock Technologies Project)
   Series 1997 AMT DN (First Union
   National Bank LOC)
   1.90%(b)          05/07/02    $2,106   $     2,106,000
  Jefferson County Economic
   Development RB (Jameson Inns
   Incorporated Project) Series 1999
   AMT DN (First Bank Systems LOC)
   2.05%(b)          05/07/02     2,415         2,415,000
  Jefferson County Industrial Building RB
   (Atlas Machine & Supply Company
   Project) Series 1999 AMT DN (Banc
   One N.A. LOC)
   2.00%(b)          05/07/02     4,440         4,440,000
  Jefferson County PCRB TECP
   (P-1)
   1.70%             06/04/02     3,000         3,000,000
  Kentucky Turnpike Economic
   Development Authority (Revitalization
   Projects) Series 1995 MB (AAA, Aaa)
   5.00%             07/01/02     3,500         3,518,217
  Kentucky University RB (Consolidated
   Educational Buildings Project) Series
   1994 MB (AAA, Aaa)
   4.50%             05/01/02     1,000         1,000,000
  McCreary Industrial Building RB Series
   1999B DN (Fifth Third Bank LOC)
   1.95%(b)          05/07/02     3,900         3,900,000
  Owensboro Water System RB Series
   1992 MB (AAA, Aaa)
   6.25%             09/15/02     1,000         1,016,193
  Pulaski County Solid Waste Disposal
   Facilities PCRB (East Kentucky
   Natural Rural Utilities Power Project)
   Series 1993B AMT
   1.90%             08/15/02     4,000         4,000,125
  Trimble County PCRB (Louisville
   Project) MB (A-2, VMIG-1)
   1.48%             05/01/02     2,900         2,900,000
  Trimble County PCRB TECP (Louisville
   Gas & Electric Company Guaranty)
   (A-2, VMIG-1)
   1.60%             05/09/02     5,000         5,000,000

                                          ---------------
                                               46,000,535

                                          ---------------

                                  Par
                    Maturity     (000)          Value
                    --------      ------   ---------------
MUNICIPAL BONDS (continued)
Louisiana--1.0%
  Ernest N. Morial Exhibit Hall Authority
   Special Tax Bonds Series 2000 MB
   (FGIC Insurance) (AAA, Aaa)
   6.50%            07/15/02     $1,195    $     1,206,846
  Iberville Parish PCRB (Air Products
   Corporation Project) Series 1992 DN
   (A-1)
   2.00%(b)         05/07/02      6,200          6,200,000
  Lincoln Parish Facilities RB (Willamette
   Industries Project) AMT DN (A-1)
   1.80%(b)         05/07/02        500            500,000
  North Webster Parish IDRB Series 2001
   AMT DN (Regions Bank N.A. LOC)
   1.88%(b)         05/07/02      2,900          2,900,000

                                           ---------------
                                                10,806,846

                                           ---------------
Maryland--1.3%
  Maryland Economic Development
   Corporation RB (Joe Corbis Pizza
   Project) Series 2000 AMT DN (Allfirst
   Bank LOC) (A-1)
   1.88%(b)         05/01/02      1,745          1,745,000
  Maryland Housing & Community
   Development Authority (Residential
   Administration Project) Series 2002C
   MB (Aa2)
   1.65%            12/19/02      2,000          2,000,000
  Maryland State Industrial Development
   Financing Authority RB (Brass Mill
   Road Project) Series 1995 DN (A-1)
   1.90%(b)         05/07/02      2,080          2,080,000
  Maryland State Industrial Development
   Financing Authority RB (Patapsco
   Association Project) Series 1995 DN
   (A-1)
   1.90%(b)         05/07/02      1,605          1,605,000
  Montgomery County Housing Finance
   Authority RB (Merrill Lynch P-Float
   Trust Receipts) Series 2001 Pt-1276
   AMT DN (Merrill Lynch & Company
   Guaranty) (A-1C+)
   1.95%(b)         05/07/02      4,990          4,990,000
  Wicomico County Economic
   Development RB (Plymouth Tube
   Company Project) Series 1996 AMT
   DN (Banc One N.A. LOC) (VMIG-1)
   2.00%(b)         05/07/02      1,700          1,700,000

                                           ---------------
                                                14,120,000

                                           ---------------

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                    Maturity     (000)           Value
                    --------       ------   ---------------
MUNICIPAL BONDS (continued)
Massachusetts--0.8%
  Commonwealth of Massachusetts GO
   (First Union Merlots Trust Receipts)
   Series 2002 A MB (FSA Insurance)
   (A-1)
   1.75%            02/17/03     $1,500     $     1,500,000
  Holliston County Series 2001 BAN
   (VMIG-1)
   3.75%            05/24/02      4,300           4,302,663
  Massachusetts GO Series 1992D MB
   (Kredietbank LOC) (AAA, Aaa)
   5.75%            05/01/02        800             816,000
  Massachusetts GO Series 1995A MB
   (AA-, Aa2)
   6.25%            07/01/02        500             503,524
  Massachusetts Health & Educational
   Facilities RB (Mclean Hospital Issue
   Project) Series 1992C MB (FGIC
   Insurance) (AAA, Aaa)
   6.63%            07/01/02        800             822,932
  Massachusetts Water Residential
   Authority RB Series 1992A MB (AAA,
   Aaa)
   6.50%            07/15/02      1,045           1,075,695
   6.75%            07/15/02        250             257,401

                                            ---------------
                                                  9,278,215

                                            ---------------
Michigan--4.3%
  Caledonia Community Schools GO
   Series 1992 MB (Kredietbank LOC)
   (AAA, Aaa)
   6.70%            05/01/02        400             408,000
  Chippewa Valley School District GO
   Series 1992B MB (AAA, Aa1)
   5.50%            05/01/02      1,000           1,020,000
  Detroit Economic Development
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-90
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.87%(b)         05/07/02      2,500           2,500,000
  Detroit Economic Development
   Authority RB (E.H. Association
   Limited Project) Series 2002 DN
   2.05%(b)         05/07/02      3,600           3,600,000
  Grand Traverse County Hospital
   (Munson Healthcare Project) Series
   1992A MB (Kredietbank LOC)
   (AAA, Aaa)
   6.25%            07/01/02      1,000           1,026,712

                                Par
                   Maturity    (000)          Value
                   --------     ------   ---------------
MUNICIPAL BONDS (continued)
Michigan (continued)
  Michigan Municipal Board Authority
   Series 2001C-2 RAN (Morgan
   Guaranty Trust LOC)
   3.50%           08/22/02    $2,500    $     2,506,939
  Michigan Strategic Fund Limited
   Obligation RB (America Group LLC
   Project) Series 2000 AMT DN (Banc
   One LOC)
   2.00%(b)        05/07/02     3,200          3,200,000
  Michigan Strategic Fund Limited
   Obligation RB (Bayloff Properties
   Project) Series 1998 AMT DN
   (National City Bank LOC)
   1.95%(b)        05/07/02     1,000          1,000,000
  Michigan Strategic Fund Limited
   Obligation RB (Conway Products
   Project) Series 2001 AMT DN
   (Comerica Bank LOC)
   1.90%(b)        05/07/02     2,705          2,705,000
  Michigan Strategic Fund Limited
   Obligation RB (Hannah Technical
   Project) Series 2002 AMT DN
   (Comerica Bank LOC)
   2.10%(b)        05/07/02     5,200          5,200,000
  Michigan Strategic Fund Limited
   Obligation RB (Kay Screen Printing
   Incorporated Project) Series 2000
   AMT DN (Banc One LOC)
   2.00%(b)        05/07/02     1,600          1,600,000
  Michigan Strategic Fund Limited
   Obligation RB (Midwest Glass
   Fabricators Incorporated Project)
   Series 2001 DN (Bank of America
   LOC)
   1.90%(b)        05/07/02     2,975          2,975,000
  Michigan Strategic Fund Limited
   Obligation RB (Nartron Corporation
   Project) Series 1998 AMT DN
   (Comerica Bank LOC)
   1.90%(b)        05/07/02     4,635          4,635,000
  Michigan Strategic Fund Limited
   Obligation RB (Sparta Foundry
   Incorporated Project) Series 1999
   AMT DN (Old Kent Bank & Trust
   Company LOC)
   1.95%(b)        05/07/02     1,400          1,400,000
  Michigan Strategic Fund Limited
   Obligation RB (Total Business
   Systems Project) Series 1998 AMT
   DN (Comerica Bank LOC)
   1.90%(b)        05/07/02     4,455          4,455,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                      Maturity  (000)        Value
                      --------  ------  ---------------
MUNICIPAL BONDS (continued)
Michigan (continued)
  Michigan Strategic Fund Limited
   Obligation RB (Troy Tube Project)
   Series 2001 AMT DN (Fifth Third
   Bank LOC)
   1.90%(b)           05/07/02  $1,300  $     1,300,000
  Michigan Strategic Fund Limited
   Obligation RB (VK & W Investors LLC
   Project) Series 2000 AMT DN
   (Comerica Bank LOC)
   1.90%(b)           05/07/02   3,000        3,000,000
  Oakland County Educational Limited
   Obligation RB Series 2000 AMT DN
   (Banc One LOC)
   1.90%(b)           05/07/02   4,800        4,800,000

                                        ---------------
                                             47,331,651

                                        ---------------
Minnesota--0.8%
  Minneapolis & St. Paul Airport RB
   Series 2001B RAN
   3.75%              08/01/02   4,000        4,010,607
  Minneapolis GO Series 1997B DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1+, VMIG-1)
   1.60%(b)           05/07/02     800          800,000
  Minnesota GO Series 1992 MB
   (AAA, Aaa)
   6.10%              08/01/02     500          504,918
  Minnesota State Higher Education RB
   (Thomas Jefferson University Project)
   Series 2002L DN (VMIG-1)
   1.90%(b)           05/07/02   4,000        4,000,000

                                        ---------------
                                              9,315,525

                                        ---------------
Mississippi--0.4%
  Mississippi Bend Area Educational
   Authority GO Series 2001 TRAN
   3.20%              07/09/02   2,470        2,471,130
  Mississippi Business Financial
   Corporation RB (Shuqualak Lumber
   Company Project) RB Series 2001
   AMT DN (Banc One N.A. LOC)
   2.00%(b)           05/07/02   2,500        2,500,000

                                        ---------------
                                              4,971,130

                                        ---------------
Missouri--2.0%
  Bridgeton IDA RB AMT DN (Gold Dust
   LLC Project) (Commerce Bank N.A.
   LOC)
   1.88%(b)           05/07/02   1,225        1,225,000

                                  Par
                     Maturity    (000)         Value
                     --------    -------  ---------------
MUNICIPAL BONDS (continued)
Missouri (continued)
  Maries County IDA Solid Waste
   Management RB (Kingsford Products
   Company Project) Series 1993 AMT
   DN (Clorox Company Incorporated
   Guaranty) (A-1)
   1.85%(b)          05/07/02   $ 8,600   $     8,600,000
  Missouri Development Finance
   Authority Board Infrastructure
   Facilities RB (Branson Project) Series
   2002A BAN (SP-1)
   3.00%             03/14/03     3,500         3,529,780
  Missouri Environmental Improvement &
   Energy Resource Authority RB
   (Monsanto Company Project) Series
   1988 DN (Morgan Guaranty Trust
   LOC) (P-1)
   1.85%(b)          05/07/02     4,650         4,650,000
  St. Charles County IDRB (A.H. Land
   Development Project) Series 1996
   AMT DN (A-1)
   1.93%(b)          05/07/02     2,500         2,500,000
  St. Louis Water Refunding and
   Improvement RB Series 1994 MB
   (AAA, Aaa)
   7.00%             07/01/02     2,000         2,017,883

                                          ---------------
                                               22,522,663

                                          ---------------
Montana--2.2%
  Forsyth PCRB Series 2002 AMT (Merrill
   Lynch SBPA, AMBAC Insurance)
   (A-1+)
   1.90%             03/06/03     7,995         7,995,000
  Forsyth PCRB Series 2002 MB (Merrill
   Lynch SBPA, AMBAC Insurance)
   (A-1+)
   1.85%             03/06/03    10,045        10,045,000
  Montana State Housing Board Series
   2002A-19 AMT DN (First Union N.A.
   LOC) (VMIG-1)
   1.87%(b)          05/07/02     6,450         6,450,000

                                          ---------------
                                               24,490,000

                                          ---------------
Nevada--1.1%
  Clark County School District RB (Bear
   Stearns Municipal Trust Receipts)
   Series 2001A DN (FSA Insurance)
   (A-1+)
   1.87%(b)          05/07/02     9,000         9,000,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                    Maturity     (000)           Value
                    --------       ------   ---------------
MUNICIPAL BONDS (continued)
Nevada (continued)
  Nevada Housing Division Single Family
   Mortgage Bonds Series 2002-2 MB
   1.80%            03/31/03     $2,500     $     2,500,000
  Washoe County School District GO
   Series 1992A MB (AAA, Aaa)
   6.25%            10/01/02      1,150           1,182,589

                                            ---------------
                                                 12,682,589

                                            ---------------
New Hampshire--1.1%
  New Hampshire Business Finance
   Authority Industrial Facilities RB
   (Felton Brush Incorporated Project)
   Series 1997 AMT DN (Key Bank N.A.
   LOC)
   1.95%(b)         05/07/02      1,700           1,700,000
  New Hampshire Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-51
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.87%(b)         05/07/02      3,395           3,395,000
  New Hampshire Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-82
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.87%(b)         05/07/02      3,085           3,085,000
  New Hampshire Housing Finance
   Authority RB (Macon Trust Receipts)
   Series 2001B AMT DN (Banc
   America SBPA) (VMIG-1)
   1.83%(b)         05/07/02      3,705           3,705,000

                                            ---------------
                                                 11,885,000

                                            ---------------
New Jersey--2.8%
  Bridgewater Township GO Series 2001
   BAN
   2.45%            10/11/02      1,500           1,502,544
  Bridgewater Township GO Series 2002
   BAN
   2.63%            10/11/02      1,000           1,002,975
  Hamilton Township GO Series 2002
   BAN
   2.63%            10/18/02      2,500           2,510,043
  Jamesburg Township GO Series 2001A
   BAN
   3.40%            05/23/02      1,355           1,355,708
  Mendham Township GO Series 2001
   BAN
   3.40%            06/06/02      1,000           1,000,623

                                Par
                  Maturity     (000)          Value
                  --------     -------   ---------------
MUNICIPAL BONDS (continued)
New Jersey (continued)
  Montgomery Township RB Series 2001
   BAN
   3.00%          12/04/02    $11,380    $    11,455,346
  New Jersey Economic Development
   Authority GO (Merrill Lynch Trust
   Receipts) Series 2001PA-827 MB (A-
   1C+)
   2.55%          09/12/02      2,000          2,003,627
  New Jersey Economic Development
   Authority RB (Facile Holdings
   Incorporated Project) Series 1998
   AMT DN (First Union Bank LOC)
   1.65%(b)       05/07/02      1,800          1,800,000
  New Jersey Educational Development
   Authority RB (Thermal Energy Marina
   Project) Series 2001A AMT (First
   Union Bank LOC)
   (A-1, VMIG-1)
   1.65%          06/03/02        900            900,000
  New Jersey Higher Education Student
   Loan Assistance Authority Series
   1999B AMT DN (MBIA Insurance) (A-
   1+)
   2.80%(b)       05/07/02      1,000          1,000,000
  New Jersey Transportation Trust Fund
   Authority Series 2002R-149 MB
   (VMIG-1)
   1.70%          02/20/03      2,000          2,000,000
  North Bergen Township Series 2001
   BAN (VMIG-1)
   3.25%          05/17/02      1,563          1,562,766
  Vineland GO Series 2002 BAN
   3.00%          07/17/02      2,000          2,005,695
  Washington Township GO Series 2001
   BAN
   2.75%          11/01/02      1,000          1,003,701

                                         ---------------
                                              31,103,028

                                         ---------------
New Mexico--0.4%
  Albuquerque GO Series 2002A MB
   2.50%          07/01/02      3,000          3,005,193
  Dona Ana County IDRB (Merryweath
   Project) RB Series 1998 AMT DN
   (First Merit Bank N.A. LOC)
   2.00%(b)       05/07/02      1,920          1,920,000

                                         ---------------
                                               4,925,193

                                         ---------------
New York--0.5%
  Hempsted IDRB Series 2001 AMT DN
   (National City LOC)
   1.76%(b)       05/07/02      3,100          3,100,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                              Par
                  Maturity   (000)          Value
                  --------    ------   ---------------
MUNICIPAL BONDS (continued)
New York (continued)
  St. Lawrence County IDA
   Environmental Facilities RB
   (Aluminum Company of America
   Project) Series 1998A AMT DN
   (A-1)
   1.68%(b)       05/07/02   $1,000    $     1,000,000
  Yonkers IDRB Series 2001A AMT DN
   (First Union Bank LOC) (VMIG-1)
   1.77%(b)       05/07/02    1,000          1,000,000

                                       ---------------
                                             5,100,000

                                       ---------------
North Carolina--0.3%
  Gates County IDRB (Coxe-Lewis
   Project) AMT DN (First Union
   National Bank LOC)
   1.90%(b)       05/07/02    1,485          1,485,000
  North Carolina Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-70
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.87%(b)       05/07/02    1,360          1,360,000

                                       ---------------
                                             2,845,000

                                       ---------------
North Dakota--1.0%
  Mercer County Solid Waste Disposal
   RB (National Rural Utilities United
   Power Project) Series 1993U AMT
   2.15%          06/01/02    6,400          6,400,000
  North Dakota Housing Finance Agency
   (First Union Merlots Trust Receipts
   Series 2001A-19 AMT DN (First
   Union Bank LOC) (VMIG-1)
   1.87%(b)       05/07/02    4,380          4,380,000

                                       ---------------
                                            10,780,000

                                       ---------------
Ohio--9.5%
  American Municipal Power Incorporated
   (Bowling Green Project) Series 2001
   BAN
   2.25%          12/04/02    1,000          1,000,000
  American Municipal Power Incorporated
   (Bryan Project) Series 2001 BAN
   2.85%          08/22/02    2,500          2,500,000
  American Municipal Power Incorporated
   (Cleveland Public Power Project)
   Series 2001 BAN
   2.75%          08/22/02    2,900          2,900,000

                                   Par
                      Maturity    (000)         Value
                      --------     ------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  American Municipal Power Incorporated
   (Genoa Village Project) Series 2001
   BAN
   2.25%              10/10/02    $1,000   $     1,000,000
  American Municipal Power Incorporated
   (Genoa Village Project) Series 2001A
   BAN
   2.35%              10/10/02       550           550,000
  American Municipal Power Incorporated
   (Ohio Incorporated Project) Series
   2001 BAN
   3.50%              07/19/02       460           460,000
   2.35%              11/15/02     2,500         2,500,000
  American Municipal Power Incorporated
   (Ohio Incorporated Project) Series
   2002 BAN
   1.75%              11/07/02     1,000         1,000,000
  American Municipal Power Incorporated
   (Shelby Project) Series 2001 BAN
   2.30%              11/26/02     1,000         1,000,000
  American Municipal Power Incorporated
   (St. Mary's City Project) Series 2001
   RAN
   2.40%              10/10/02     1,350         1,350,000
  Ashtabula IDRB Series 1986 AMT DN
   (Key Bank N.A. LOC)
   1.95%(b)           05/07/02     1,900         1,900,000
  Aurora GO Series 2001 BAN
   2.20%              12/19/02     1,200         1,201,492
  Avon GO Series 2001 BAN
   2.80%              09/06/02       750           750,639
  Avon GO Series 2002 BAN
   2.00%              06/14/02       625           625,417
   2.50%              04/17/03     1,200         1,202,812
  Bedford Heights GO Series 2001 BAN
   3.35%              05/22/02       750           750,083
  Berea GO Series 2001 BAN
   3.00%              07/11/02       800           800,378
  Bowling Green RB (Central Business
   District Revitalization Project) Series
   2002 MB (VMIG-1)
   2.10%              03/27/03       500           500,662
  Cuyahoga County IDRB (Cleveland
   Gear Company Incorporated Project)
   Series 1998 AMT DN (Key Bank N.A.
   LOC)
   1.95%(b)           05/07/02     2,700         2,700,000
  Dayton-Montgomery Port Authority RB
   Series 2001 BAN
   4.00%              05/17/02     2,000         2,000,508

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                     Maturity    (000)          Value
                     --------    --------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Dover Various Purpose Improvement
   RB Series 2001 BAN
   3.25%             05/29/02   $  1,000   $     1,000,327
  East Guernsey Local School District GO
   Series 2001 BAN
   2.20%             09/26/02      1,000         1,000,797
  Englewood County GO Series 2001
   BAN
   2.40%             09/18/02        875           875,819
  Erie County IDRB (Brighton Manor
   Company Project) Series 1986 AMT
   DN (Bank One N.A. LOC)
   1.95%(b)          05/07/02      2,500         2,500,000
  Fairfield County GO Series 2001 BAN
   2.59%             10/10/02      1,000         1,001,780
  Franklin MultiFamily Housing RB (Alger
   Green Project) Series 2001 MB
   1.95%             05/15/02      3,000         3,000,000
  Hamilton Housing Finance Authority RB
   (Health Care Facilities Project) Series
   2001A DN (First Merit Bank LOC)
   1.97%(b)          05/07/02      2,900         2,900,000
  Harrison Sewer System Improvement
   GO Series 2002 BAN
   2.18%             12/19/02      2,000         2,006,669
  Knox County GO Series 2001 MB
   2.88%             10/24/02      1,300         1,304,168
  Licking County GO Series 2002 BAN
   2.05%             02/27/03      1,450         1,454,247
  Logan County GO Series 2001 BAN
   2.37%             11/13/02      1,500         1,501,490
  Lorain Catholic Health Finance
   Authority TECP (Banc One LOC)
   (A-1+, VMIG-1)
   2.00%             09/09/02     10,300        10,300,000
  Lucas County Education Development
   Authority RB (Maumee Valley
   Economic Development Project)
   Series 1998 AMT DN
   2.67%(b)          05/07/02      1,700         1,700,000
  Lucas Industrial Development RB
   Series 1999 AMT DN
   2.67%(b)          05/07/02      1,230         1,230,000
  Marysville County GO Series 2001 BAN
   2.34%             11/14/02      3,000         3,004,270
  Marysville Village School District Series
   2001 BAN (VMIG-1)
   3.14%             05/30/02        850           850,190
  Massillon County Series 2002 BAN
   2.07%             06/12/02      2,000         2,000,966

                                Par
                   Maturity    (000)          Value
                   --------    --------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  Miamisburg County Series 2001 BAN
   3.00%           06/27/02   $  1,320   $     1,320,663
  Middleburg Heights County Series 2001
   BAN
   3.40%           05/08/02        600           600,028
  Monroe County Series 2001 BAN
   2.53%           06/27/02      1,000         1,000,977
  North Canton Water System RB Series
   2002 BAN
   2.20%           03/27/03        650           651,438
  North Royalton County Series 2001
   BAN
   2.95%           08/14/02        700           700,489
  Ohio Air Quality Development Authority
   PCRB (JMG Funding, Ltd.
   Partnership Project) Series 1994B
   AMT DN (Societe Generale LOC)
   (A-1+, VMIG-1)
   1.80%(b)        05/07/02        550           550,000
  Ohio Air Quality Development Authority
   RB (JMG Funding LP Project) Series
   1994A AMT DN (A-1+)
   1.63%(b)        05/07/02        600           600,000
  Ohio Water Development Authority
   PCRB (Cleveland Electric Illuminating
   Company) Series 1997B DN (Bank
   One N.A. LOC) (A-1+, P-1)
   1.70%(b)        05/07/02        800           800,000
  Ohio Water Development Authority
   Solid Waste Facilities RB (Pel
   Project) Series 2001A AMT BAN
   2.85%           08/01/02      1,500         1,503,826
  Ohio Water Development Authority
   Solid Waste Facilities Series 2001B
   BAN (Bayerische Landesbank
   Girozentrale LOC)
   2.90%           08/01/02      6,000         6,000,000
  Reynoldsburg School District GO Series
   1992 MB (AAA, Aaa)
   6.10%           12/01/02      1,000         1,046,058
  Richland County GO Series 2000 BAN
   (VMIG-1)
   2.42%           11/14/02      2,000         2,003,377
  Richland County GO Series 2002 BAN
   2.50%           05/07/03        676           678,636
  Shelby County GO Series 2002 BAN
   2.06%           02/27/03      1,000         1,002,107
  Solon County GO Series 2001 BAN
   3.25%           05/24/02      1,100         1,100,148

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                 Par
                    Maturity    (000)          Value
                    --------    --------  ---------------
MUNICIPAL BONDS (continued)
Ohio (continued)
  South Euclid GO Series 2002 BAN
   (VMIG-1)
   2.25%            04/03/03   $  3,700   $     3,707,123
  St. Marys GO Series 2001 BAN
   3.20%            06/13/02      1,000         1,000,229
  Trumbull IDRB Series 1995 AMT DN
   (Key Bank N.A. LOC)
   1.95%(b)         05/07/02      1,955         1,955,000
  Vermilion GO Series 2001 BAN
   1.95%            09/05/02      1,000         1,001,202
  Wapakoneta Water System Series 2002
   BAN
   2.17%            01/31/03      1,250         1,253,880
  Westerville (ABN AMRO Munitops Trust
   Certificates) Series 2001 DN (ABN-
   AMRO Bank N.V. LOC) (VMIG-1)
   1.73%(b)         05/07/02        650           650,000
  Wilmington GO Series 2002 BAN
   2.03%            12/12/02      2,215         2,218,764
  Wood County Economic Development
   Authority RB (Hammill Manufacturing
   Project) Series 2000 AMT DN (Sky
   Bank LOC)
   2.67%(b)         05/07/02      1,940         1,940,000
  Wood County Economic Development
   Authority RB (Sun Deed Holdings
   Project) Series 2001A AMT DN (Sky
   Bank LOC)
   2.67%(b)         05/07/02      2,000         2,000,000
  Wood County IDRB (Aluminite Project)
   Series 1997 AMT DN (Sky Bank
   LOC)
   2.67%(b)         05/07/02      1,550         1,550,000
  Wood County IDRB (Hammill
   Manufacturing Project) Series 2001
   AMT DN (Sky Bank LOC)
   2.67%(b)         05/07/02        750           750,000
  Wood County RB (Toledo YMCA
   Facilities Improvement Project) Series
   1998 DN (Sky Bank LOC)
   2.67%(b)         05/07/02      4,090         4,090,000

                                          ---------------
                                              105,996,659

                                          ---------------
Oklahoma--0.4%
  Muskogee Industrial Trust PCRB
   (Oklahoma Gas and Electric Project)
   Series 1995A DN (A-1+, VMIG-1)
   2.05%(b)         05/07/02      1,500         1,500,000

                                Par
                  Maturity     (000)          Value
                  --------     -------   ---------------
MUNICIPAL BONDS (continued)
Oklahoma (continued)
  Oklahoma City IDRB Series 1998
   AMT DN (Banc One LOC)
   2.00%(b)       05/07/02    $ 2,570    $     2,570,000

                                         ---------------
                                               4,070,000

                                         ---------------
Oregon--0.3%
  Portland International Airport RB
   Series 2001B MB (FGIC Insurance)
   (AAA, Aaa)
   4.50%          07/01/02      2,435          2,442,185
  Portland Sewer System RB Series
   1992A MB (FGIC Insurance) (AAA,
   Aaa)
   6.00%          10/01/02      1,000          1,037,450

                                         ---------------
                                               3,479,635

                                         ---------------
Pennsylvania--4.1%
  Dallastown Area School District RB
   Series 1998 DN (FGIC Insurance)
   (A-1+)
   1.75%(b)       05/07/02      2,100          2,100,000
  Delaware River Port Authority of
   Pennslyvania & New Jersey DN (FSA
   Insurance) (Merrill Lynch Insurance &
   SPA) (A-1C+)
   1.63%(b)       05/07/02      4,700          4,700,000
  Harrisburg IDRB Series 2001 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1)
   1.73%(b)       05/07/02      4,000          4,000,000
  Langhorne RB (Heritage Manor Project)
   Series 2001 DN (National
   Westminster LOC) (VMIG-1)
   1.70%(b)       05/07/02      4,500          4,500,000
  Pennsylvania Educational Facility
   (Thomas Jefferson University Project)
   RB Series 2001 DN (Morgan
   Guaranty Trust LOC) (VMIG-1)
   1.68%(b)       05/07/02        100            100,000
  Pennsylvania Higher Education Agency
   Series 2002A AMT (Wachovia Bank
   LOC) (VMIG-1)
   1.80%          02/13/03      4,995          4,995,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan RB
   Series 1994A AMT DN (Student Loan
   Marketing Association Guaranty)
   (A-1+, VMIG-1)
   1.70%(b)       05/07/02      5,500          5,500,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)           Value
                  --------     --------   ---------------
MUNICIPAL BONDS (continued)
Pennsylvania (continued)
  Pennsylvania Higher Education RB
   Second Series 2000 DN (Landesbank
   Hessen Thuringen Girozentrale LOC)
   (A-1+)
   1.68%(b)       05/07/02    $  1,900    $     1,900,000
  Pennsylvania Economic Finance
   Development Authority RB
   (Homewood Retirement Project)
   Series 1992E DN (VMIG-1)
   1.73%(b)       05/07/02       5,525          5,525,000
  Scranton Health & Welfare Authority RB
   (Lackawanna Community Medical
   Center Project) Series 1998 MB
   (MBIA Insurance) (Aaa)
   5.00%          07/01/02       1,000          1,003,662
  York County Hospital Authority RB
   (Homewood Retirement Facility
   Project) Series 1990 DN (VMIG-1)
   1.73%(b)       05/07/02       6,300          6,300,000
  York IDA PCRB (Philadelphia Electric
   Company Project) Series 1993A
   TECP (Banc One LOC) (A-1+, P-1)
   1.45%          08/08/02       4,900          4,900,000

                                          ---------------
                                               45,523,662

                                          ---------------
Rhode Island--1.9%
  North Providence GO Series 2001 BAN
   (SP-1)
   3.00%          08/08/02       2,500          2,501,979
  Rhode Island Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2001A-31
   AMT DN (First Union Bank LOC)
   (VMIG-1)
   1.87%(b)       05/07/02       3,070          3,070,000
  Rhode Island Housing Finance
   Authority RB (First Union Merlots
   Trust Receipts) Series 2002A-6 AMT
   DN (First Union Bank LOC) (A-1)
   1.87%(b)       05/07/02       5,200          5,200,000
  Rhode Island Housing Finance
   Authority RB Series 2002A AMT DN
   (FSA Insurance) (A-1)
   1.95%(b)       05/07/02       9,990          9,990,000

                                          ---------------
                                               20,761,979

                                          ---------------
South Carolina--1.5%
  Berkeley County IDRB (Nucor
   Corporation Project) Series 1997
   AMT DN (A-1+, P-1)
   1.90%(b)       05/07/02       4,700          4,700,000

                                 Par
                    Maturity    (000)          Value
                    --------    --------  ---------------
MUNICIPAL BONDS (continued)
South Carolina (continued)
  Greer Combined Utility System RB
   Series 2001A MB (VMIG-1)
   3.25%            06/03/02   $  3,750   $     3,752,522
  Lancaster County School District GO
   Series 1991 MB (MBIA Insurance)
   (AAA, Aaa)
   6.50%            07/01/02        500           513,708
   6.60%            07/01/02        500           513,921
  South Carolina Jobs Economic
   Development Authority RB (Rock
   Converting Company Project) Series
   2002 AMT DN (Suntrust Bank LOC)
   (VMIG-1)
   1.85%(b)         05/07/02      2,500         2,500,000
  South Carolina Jobs Economic
   Development Authority RB
   (Synthetics International Incorporated
   Project) Series 1995 AMT DN
   1.93%(b)         05/07/02      1,300         1,300,000
  South Carolina Jobs Economic
   Develpoment RB Series 1998B AMT
   DN (First Union Bank LOC)
   1.85%(b)         05/07/02      2,565         2,565,000
  South Carolina State Public Service
   Authority RB (Santee Cooper Project)
   Series 1991D MB (Kredietbank LOC)
   (AAA, Aaa)
   6.50%            07/01/02        700           718,721

                                          ---------------
                                               16,563,872

                                          ---------------
South Dakota--0.4%
  South Dakota Housing Development
   Authority Series 2000 AMT DN (First
   Union Bank LOC) (VMIG-1)
   1.87%(b)         05/07/02      4,600         4,600,000

                                          ---------------
Tennessee--2.0%
  Grundy County IDRB (Toyota Seat
   Project) Series 2001 AMT DN
   (Comerica Bank LOC)
   2.00%(b)         05/07/02      4,500         4,500,000
  Memphis GO Series 1997 MB (AA, Aa2)
   5.00%            07/01/02      1,580         1,587,994
  Morristown IDA (Petoskey Plastic
   Project) AMT DN (Comerica Bank
   LOC)
   2.00%(b)         05/07/02      5,315         5,315,000
  Nashville & Davidson County Health &
   Educational Facilities Board RB
   (Venderbuilt University Project)
   Series 1985A MB
   1.65%            01/15/03      7,630         7,594,251

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)           Value
                  --------     --------   ---------------
MUNICIPAL BONDS (continued)
Tennessee (continued)
  Shelby County GO Series 2000 MB
   (AA+, Aa3)
   5.00%          04/01/03    $    405    $       415,953
  Tennessee State GO Series 1992A MB
   (AA, Aa2)
   5.38%          07/01/02         400            408,336
  Tennessee State GO Series 1998B MB
   (AA+, Aa1)
   5.00%          05/01/02         625            625,000
  Washington County GO Series 2002
   MB (FGIC Insurance) (Aaa)
   3.50%          02/01/03         350            354,538
   4.00%          02/01/03       1,000          1,016,675
  Wilson County GO Series 2002B MB
   (MBIA Insurance) (Aaa)
   3.00%          05/01/03         205            206,642

                                          ---------------
                                               22,024,389

                                          ---------------
Texas--11.0%
  Austin Airport System RB Project Series
   2000J AMT DN (MBIA Insurance,
   Wachovia Bank SBPA) (VMIG-1)
   1.87%(b)       05/07/02       3,000          3,000,000
  Bedford County Refunding and
   Improvement Series 2002 MB (Aaa)
   3.50%          02/01/03         625            633,585
  City of Haltom IDRB (Molded Products
   Company Project) Series 1995 AMT
   DN (ABN-AMRO Bank N.V. LOC)
   (A-1+)
   1.80%(b)       05/07/02          70             70,000
  Collin County Housing Finance
   Authority (Merrill Lynch P-Float
   Receipts) Series 1999 Pt-1160 DN
   (Merrill Lynch & Company
   Incorporated SBPA) (A-1C+)
   1.86%(b)       05/07/02       4,055          4,055,000
  Comal County IDRB (Simpson
   Company Project) Series 1996 AMT
   DN (First Union Bank LOC) (A-1+)
   1.90%(b)       05/07/02       2,000          2,000,000
  Dallas County GO Series 1993B MB
   (AAA, Aaa)
   4.80%          08/15/02         500            504,931
  Dallas Fort Worth International Airport
   RB (First Union Merlots Trust
   Receipts) Series 2002A-13 AMT DN
   (FGIC Insurance, Wachovia Bank
   SBPA) (VMIG-1)
   1.87%(b)       05/07/02       5,100          5,100,000

                               Par
                 Maturity     (000)           Value
                 --------     --------   ---------------
MUNICIPAL BONDS (continued)
Texas (continued)
  Galena Park Independent School
   District Series 1998 MB (Aaa)
   6.25%         08/15/02    $    330    $       333,883
  Harlandale Independent School District
   Building GO Series 2001A MB
   (AAA, Aaa)
   4.00%         08/15/02         640            643,293
  Harris County GO Series 1991 MB
   (AA+, Aa1)
   7.50%         10/01/02       3,000          3,075,612
  Harris County Toll Road Senior Lien
   Revenue Refunding Bonds Series
   1992A MB (AAA, Aaa)
   6.13%         08/15/02       1,000          1,013,812
  Klein Independent School District GO
   Series 1993 MB (AAA, NA)
   5.50%         08/01/02       1,500          1,515,474
  Montgomery County IDRB (Sawyer
   Research Products Incorporated
   Project) AMT DN (Key Bank N.A.
   LOC)
   1.95%(b)      05/07/02       1,270          1,270,000
  Port Arthur Industrial Corporation
   Exempt Facilities RB (Air Products &
   Chemicals Incorporation Project)
   Series 2002 AMT DN (A-1, P-1)
   1.90%(b)      05/07/02      17,500         17,500,000
  San Antonio Water RB Series 1992 MB
   (AAA, Aaa)
   6.50%         05/15/02         500            510,750
  Tarrant Housing & Finance Authority RB
   (Adventist Health System Project) DN
   (Suntrust Bank LOC) (A-1+,
   VMIG-1)
   1.70%(b)      05/07/02      12,085         12,085,000
  Texas Department of Housing &
   Community Affairs Residential
   Mortgage RB Series 2001E
   AMT (A-1+, VMIG-1)
   2.20%         07/01/02       5,000          5,000,000
  Texas State Housing & Community
   Affairs Multifamily (Merrill Lynch
   P-Float Trust Receipts) Series 2001
   Pt-1278 AMT DN (Merrill Lynch &
   Company SBPA) (A-1C+)
   1.95%(b)      05/07/02       9,065          9,065,000
  Texas State Housing & Community
   Affairs Multifamily RB Series 2001
   Pt-1280 DN (Merrill Lynch & Co.
   SBPA) (A-1C+)
   1.95%(b)      05/07/02      11,755         11,755,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                Par
                  Maturity     (000)           Value
                  --------     --------   ----------------
MUNICIPAL BONDS (continued)
Texas (continued)
  Texas State Housing & Community
   Affairs Multifamily RB Series 2001
   Pt-1347 AMT DN (Merrill Lynch &
   Co. SBPA) (A-1C+)
   1.95%(b)       05/07/02    $ 10,690     $    10,690,000
  Texas State Housing & Community
   Affairs Multifamily RB Series 2001
   Pt-597 AMT DN (Merrill Lynch & Co.
   SBPA) (A-1C+)
   1.95%(b)       05/07/02      10,740          10,740,000
  Texas State Housing Agency
   Multifamily RB Series 2001 MB
   (A-1+)
   1.80%          07/11/02       3,095           3,095,000
  Texas State Trust Receipts (College
   Student Loan Bonds) Series 2000A
   Ztc-5 AMT DN (Zurich Capital
   Markets SBPA) (VMIG-1)
   1.88%(b)       05/07/02      10,590          10,590,000
  Texas Technology University RB (Bear
   Stearns Trust Receipts) Series
   2002A DN (MBIA Insurance) (A-1)
   1.87%(b)       05/07/02       6,800           6,800,000
  Waco Independent School District RB
   Series 2002 MB (AAA, Aaa)
   3.00%          02/15/03         955             958,782

                                          ----------------
                                               122,005,122

                                          ----------------
Utah--0.1%
  Utah Highway Bonds GO Series 1997F
   MB (AAA, Aaa)
   5.00%          07/01/02         750             752,772

                                          ----------------
Vermont--0.1%
  Vermont IDA (Alpine Pipeline Company
   Project) AMT DN (Key Bank N.A.
   LOC)
   1.95%(b)       05/07/02       1,345           1,345,000

                                          ----------------
Virginia--1.3%
  Dinwiddie County IDA RB (Chaparral
   East Project) AMT DN (NationsBank
   LOC, Bank One SBPA)
   (A-1+, VMIG-1)
   1.80%(b)       05/01/02      11,600          11,600,000
  Washington Metro Airport Authority
   TECP (A-1+, P-1)
   1.45%          06/14/02       1,000           1,000,000

                                  Par
                   Maturity      (000)            Value
                   --------       --------   ---------------
MUNICIPAL BONDS (continued)
Virginia (continued)
  West Virginia State Hospital RB Series
   2001B-2 DN (Branch Banking and
   Trust Company LOC)
   1.85%(b)        05/07/02     $  1,815     $     1,815,000

                                             ---------------
                                                  14,415,000

                                             ---------------
Washington--3.2%
  Chelan County RB (First Union Merlots
   Trust Receipts) Series 2001B-1 DN
   (MBIA Insurance) (A-1)
   1.87%(b)        05/07/02        5,000           5,000,000
  Everett Industrial Development
   Corporation Exempt Facilities RB
   (Kimberly Clark Tissue Project) AMT
   DN (A-1+)
   1.80%(b)        05/07/02        3,900           3,900,000
  Northwest Energy Electric RB Series
   II-R-150 MB (MBIA Insurance)
   (VMIG-1)
   1.75%           02/27/03        3,000           3,000,000
  Pilchuck Public Development
   Corporation RB (Holden-McDaniels
   Partners Project) Series 1996 AMT
   DN (Key Bank N.A. LOC)
   1.95%(b)        05/07/02        1,915           1,915,000
  Port of Seattle RB (Zurich Capital
   Markets Trust Receipts) Series 2001A
   Ztc-36 AMT DN (VMIG-1)
   1.88%(b)        05/07/02        8,665           8,665,000
  Seattle Municipality Sewer RB Series
   1993Y MB (FGIC Insurance)
   (AAA, Aaa)
   5.20%           01/01/03        1,400           1,431,981
  Snohomish Public Utilities District
   No. 001 Electric Generation System
   RB Series 1993 MB (FGIC Insurance)
   (AAA, Aaa)
   6.00%           01/01/03        1,000           1,047,686
  Soos Creek Water & Sewer District
   Series 1997 MB (Aaa)
   4.30%           08/01/02        1,000           1,006,485
  Washington State Educational
   Development Authority RB (RMI
   Investments LLC Project) Series
   2001F AMT DN (Wells Fargo Bank
   LOC) (A-1+)
   1.85%(b)        05/07/02        4,750           4,750,000

                              MuniCash Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)            Value
                   --------       --------   ---------------
MUNICIPAL BONDS (continued)
Washington (continued)
  Washington State Healthcare Facilities
   Authority RB Sisters of Providence
   Series 1994 MB (AAA, Aaa)
   5.80%           10/01/02     $  2,225     $     2,265,196
  Washington State Public Power Supply
   System (Nuclear Project No. 1)
   Series 1997B MB (AA-, Aa1)
   5.00%           07/01/02          250             250,926
  Washington State Public Power Supply
   System (Nuclear Project No. 2)
   Series 1994A MB (AA-, Aa1)
   4.60%           07/01/02        1,600           1,604,919
  Yakima County Public Development
   Corporation RB (Michelsen Packing
   Company Project) Series 2000 AMT
   DN (Bank of America LOC) (A-1+)
   (A-1+)
   1.85%(b)        05/07/02        1,000           1,000,000

                                             ---------------
                                                  35,837,193

                                             ---------------
Wisconsin--2.9%
  Chilton School District Series 2002 BAN
   (VMIG-1)
   1.91%           12/23/02        2,265           2,266,633
  Clintonville Public School District
   Series 2001 BAN
   3.55%           06/20/02        1,000           1,001,549
  Kohler Village Solid Waste Disposal RB
   (Kohler Project) Series 1997 AMT DN
   (Wachovia Bank LOC)
   1.83%(b)        05/07/02        4,000           4,000,000
  Menomonee Falls Series 2001 BAN
   (VMIG-1)
   4.00%           07/01/02        1,425           1,428,032
  Mequon IDRB (Johnson Level GRW
   Investment Project) Series 1995 AMT
   DN (Banc One Wisconsin LOC)
   2.00%(b)        05/07/02        1,090           1,090,000
  Muskego School District RB Series
   2002 BAN
   2.25%           04/01/03        4,500           4,509,315
  Oak Creek IDRB Series 2001 AMT DN
   (Banc One LOC)
   2.00%(b)        05/07/02        3,000           3,000,000
  Oshkosh Area School District GO
   Series 1996 MB (A1)
   5.85%           03/01/03        1,600           1,653,166
  Oshkosh IDRB (Oskosh Coil Spring
   Project) Series 2000A AMT DN
   (Banc One LOC)
   2.00%(b)        05/07/02        2,100           2,100,000

                                 Par
                    Maturity    (000)         Value
                    --------   --------  ---------------
MUNICIPAL BONDS (continued)
Wisconsin (continued)
  Waukesha School District Series 2001B
   TRAN (VMIG-1)
   3.00%            08/21/02   $  9,000  $     9,010,220
  Wisconsin State Health & Educational
   Facilities RB Series 2002E DN
   (VMIG-1)
   1.78%(b)         05/07/02      2,400        2,400,000
  Wisconsin State Transportation RB
   Series 1992B MB (AA-)
   5.75%            07/01/02        345          346,761

                                         ---------------
                                              32,805,676

                                         ---------------
Wyoming--2.3%
  Cheyenne IDRB Series 2001 AMT DN
   (National City Bank LOC)
   1.95%(b)         05/07/02      1,975        1,975,000
  Green River RB (Rhone-Poulenc L.P.
   Project) Series 1994 AMT DN (Fleet
   Boston Financial LOC) (VMIG-1)
   2.10%(b)         05/07/02     11,400       11,400,000
  Lincoln County Environmental
   Improvement RB Series 1995 AMT
   DN (Pacificorp Incorporated Project)
   (A-1, P-1)
   2.60%(b)         05/01/02      3,600        3,600,000
  Lincoln County PCRB (Pacificorp
   Incorporated Project) Series 1991 DN
   3.70%(b)         05/07/02      5,000        5,000,000
  Sweetwater County Environmental
   Improvement RB (Pacificorp
   Incorporated Project) Series 1995
   AMT DN (A-1, VMIG-1)
   1.85%(b)         05/01/02      3,500        3,500,000

                                         ---------------
                                              25,475,000

                                         ---------------
Multi-State--1.2%
  Societe Generale Pooled Trust RB
   (Various Bond Issurers) Series 2001B
   DN (Merrill Lynch & Co. LOC)
   1.93%(b)         05/07/02     13,610       13,610,000

                                         ---------------

                              MuniCash Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                            Value
                                       --------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $1,114,691,565(a))    100.2%  $1,114,691,565
LIABILITIES IN EXCESS OF
 OTHER ASSETS                   (0.2%)     (2,455,568)
                               -----   --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 1,061,493,945 Institutional
 Shares, 47,895,250 Dollar
 Shares and 2,956,394 Cash
 Management Shares
 outstanding)                  100.0%  $1,112,235,997
                               =====   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($1,112,235,997 / 1,112,345,589)               $1.00
                                                =====

--------
(a)Cost for federal income tax purposes. Market value of securities subject to federal alternative minimum tax is 52.8% of the total market value.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniCash Portfolio
                             Maturity Information
                                April 30, 2002

                        Maturity        Par     Percentage
                      ------------- ----------- ----------
                          1-30 Days 796,178,915    71.6%
                         31-60 Days  27,425,000     2.5
                         61-90 Days  48,165,000     4.3
                        91-120 Days  52,695,000     4.7
                       121-150 Days  34,925,000     3.1
                      Over 150 Days 153,661,310    13.8

                      Average Weighted Maturity--53 days
                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                                April 30, 2001
                                  (Unaudited)
--------------------------------------------------------------------------------

                                   Par
                    Maturity      (000)           Value
                    --------       --------   -------------
MUNICIPAL BONDS--99.6%
California--96.0%
  ABAG Finance Authority Certificates of
   Participation (Lucile Salter Packard
   Childrens Hospital) DN (AMBAC
   Insurance, Bayerische Landesbank
   SBPA) (A-1+, VMIG-1)
   1.60%(b)         05/07/02     $  2,400     $   2,400,000
  Alameda Contra Costa Schools
   Certificates of Participation Series
   1997F DN (Kredietbank LOC) (A-1+)
   1.70%(b)         05/07/02        1,800         1,800,000
  Alameda County (Morgan Stanley Trust
   Certificates) Series 2001-521 MB
   (MBIA Insurance, Morgan Stanley Dean
   Witter SBPA) (A-1+)
   2.75%            08/08/02        4,995         4,995,000
  California (ABN AMRO Munitops Trust
   Certificates) Series 2000-17 MB
   (ABN AMRO Bank SBPA) (VMIG-1)
   1.45%            07/25/02        6,500         6,500,000
  California Communities Housing &
   Finance Agency (Lease Revenue Pass-
   Through Obligation) RB Series 2001A
   DN (Societe Generale LOC) (A-1+)
   1.70%(b)         05/07/02        4,000         4,000,000
  California Educational Facilities Authority
   (Morgan Stanley Floating Rate
   Receipts) Series 487 DN (Morgan
   Stanley SBPA) (A-1+)
   1.60%(b)         05/07/02       15,745        15,745,000
  California Educational Facilities Authority
   (Santa Clara University) RB Series
   2002B DN (MBIA Insurance, Allied Irish
   Bank SBPA) (VMIG-1)
   1.75%(b)         05/07/02        2,000         2,000,000
  California Health Facilities Financing
   Authority RB (Catholic Healthcare West
   Project) Series 1988B DN (MBIA
   Insurance, Morgan Guaranty Trust
   SBPA) (A-1+, VMIG-1)
   1.70%(b)         05/07/02       16,600        16,600,000
  California Health Facilities Financing
   Authority RB (Scripps Memorial
   Hospital Project) Series 1985B DN
   (MBIA Insurance, Morgan Guaranty
   Trust SBPA) (A-1+, VMIG-1)
   1.53%(b)         05/07/02       11,185        11,185,000

                                  Par
                   Maturity      (000)           Value
                   --------       --------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  California Health Facilities Financing
   Authority RB (Scripps Memorial
   Hospital Project) Series 1998A DN
   (MBIA Insurance, Bank of America
   SBPA) (A-1+, VMIG-1)
   1.53%(b)        05/07/02     $ 10,040     $  10,040,000
  California Health Facilities Financing
   Authority RB Series 587 DN (Merrill
   Lynch Guaranteed, Merrill Lynch
   SBPA) (A-1+, AA-)
   1.68%(b)        05/07/02       19,095        19,095,000
  California Health Facilities Financing
   Authority RB Series 591 DN (Morgan
   Stanley Group LOC) (A-1+)
   1.65%(b)        05/07/02       10,000        10,000,000
  California Infrastructure & Economic
   Development Bank TECP
   (Bank of America LOC)
   1.75%           08/09/02        7,000         7,000,000
  California State Department Water
   Resources RB Series 2002K-2 DN
   (Landesbank Hessen Thuringen
   Girozentrale LOC) (VMIG-1, F1+)
   1.75%(b)        05/07/02       18,165        18,165,000
  California State GO Series 1992 MB
   (MBIA Insurance) (AAA)
   6.00%           10/01/02        1,065         1,105,866
  California State Revenue Anticipation
   Notes Series 2001 DN
   (SP-1+, VMIG-1)
   1.48%(b)        05/07/02       20,000        20,000,000
  California State Revenue Anticipation
   Notes Series 2001B DN
   (SP-1+, VMIG-1)
   1.78%(b)        05/07/02       28,500        28,500,000
  California State Series 2001C RAN
   (SP-1+, VMIG-1)
   3.25%           06/28/02       27,500        27,547,883
  California Statewide Community
   Development Authority DN (AMBAC
   Insurance, Chase Manhattan Bank
   SBPA) (A1+, VMIG-1)
   1.50%(b)        05/01/02        4,960         4,960,000
  California Statewide Community
   Development Authority RB (Biola
   University Project) Series 2002B DN
   (Banque Nationale de Paris LOC)
   (VMIG-1)
   1.60%(b)        05/07/02        3,100         3,100,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                    Par
                    Maturity       (000)           Value
                    --------        --------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  California Statewide Community
   Development Authority RB (Firstar
   Bank Liquidity Facility Project) Series
   2001A DN (AMBAC Insurance) (A-1)
   1.60%(b)         05/01/02      $  4,150     $   4,150,000
  California Trust Receipts Series 1985 DN
   (FGIC Insurance, Societe Generale
   SBPA) (SP-1+, VMIG-1)
   1.70%(b)         05/07/02        12,365        12,365,000
  Central Coast Water Authority RB (State
   Water Regulated Facilities Project)
   Series 1992 MB (Kredietbank LOC)
   (AAA, Aaa)
   6.50%            10/01/02         1,000         1,037,329
  Chino Basin Desalter RB Series 2002A
   DN (Bayerische Landesbank
   Girozentrale LOC) (A-1, VMIG-1)
   1.65%(b)         05/07/02         5,000         5,000,000
  Desert Sands Unified School District
   Series 2001 TRAN (SP-1+)
   3.25%            07/05/02        10,000        10,010,928
  Foothill-De Anza Community College GO
   Series 2000Y DN (First Union National
   Bank SBPA) (VMIG-1)
   1.77%(b)         05/07/02         8,175         8,175,000
  Fresno County Series 2001-02 TRAN
   (VMIG-1)
   3.25%            06/28/02         3,500         3,503,357
  Fresno Multifamily Housing Authority
   (Heron Pointe Apartment Project)
   Series 2001 DN (FNMA Guaranty)
   (AAA)
   1.65%(b)         05/01/02         5,000         5,000,000
  Glendale Hospital RB Series 590 DN
   (Morgan Stanley Group LOC) (A-1+)
   1.65%(b)         05/07/02        10,000        10,000,000
  Hayward Multifamily Housing Bonds
   (Shorewood Apartment Project) Series
   1994A DN (FGIC Insurance) (VMIG-1)
   1.65%(b)         05/07/02         5,700         5,700,000
  Irvine Ranch Water District (Orange
   County Project) Series 1993B DN
   (Morgan Guaranty Trust LOC)
   (A-1+, VMIG-1)
   1.85%(b)         05/01/02           800           800,000
  Irvine Ranch Water District Consolidated
   GO RB Series 1993A DN (Bank
   America LOC) (A-1+, VMIG-1)
   1.50%(b)         05/01/02           300           300,000

                                    Par
                    Maturity       (000)            Value
                    --------        --------    -------------
MUNICIPAL BONDS (continued)
California (continued)
  Kern County Certificates of Participation
   (Kern Public Facilities Project) Series
   1996A DN (Bayerishe Landesbank
   LOC) (VMIG-1)
   1.65%(b)         05/07/02      $  1,500      $   1,500,000
  Kern County Certificates of Participation
   (Kern Public Facilities Project) Series
   1996B DN (Union Bank of Switzerland
   LOC) (VMIG-1)
   1.65%(b)         05/07/02         2,200          2,200,000
  Kern County Certificates of Participation
   (Kern Public Facilities Project) Series
   1996D DN (Bayerische LandesBank
   LOC) (VMIG-1)
   1.65%(b)         05/07/02         2,300          2,300,000
  Kings County Housing Authority
   (Edgewater Isle Apartment Project)
   Series 2001 DN (Federal National
   Mortgage Association Guaranty)
   (A-1+, Aaa)
   1.68%(b)         05/01/02         5,000          5,000,000
  Lemon Grove Multifamily Housing RB
   (Hillside Terrace Project) Series 2001A
   DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.65%(b)         05/07/02         5,455          5,455,000
  Los Angeles Community College District
   ROC Series II-R-71 MB (MBIA
   Insurance, Salomon Smith Barney
   SBPA) (VMIG-1, Aaa)
   2.68%            06/20/02         5,660          5,660,000
  Los Angeles Community Redevelopment
   Agency Multifamily Housing Revenue
   Refunding Bonds Series 2000 DN
   (Federal Home Loan Mortgage
   Corporation Guaranty) (VMIG-1)
   1.60%(b)         05/07/02         2,200          2,200,000
  Los Angeles County Metropolitan
   Transportation Authority Second
   Subordinate Sales Tax RB Series
   1993A DN (MBIA Insurance, Credit
   Local De France SBPA) (A-1+)
   1.65%(b)         05/07/02         5,500          5,500,000
  Los Angeles County Public Works
   Financing Authority Lease RB Series
   2000J DN (AMBAC Insurance, First
   Union Bank SBPA) (VMIG-1, Aaa)
   1.77%(b)         05/07/02         5,000          5,000,000
  Los Angeles County Series 2001A TRAN
   (SP-1+, VMIG-1)
   3.75%            06/28/02         7,785          7,800,525

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                   Par
                    Maturity      (000)           Value
                    --------       --------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  Los Angeles County Unified School
   District Certificates of Participation
   Series 2001-02A TRAN
   (FSA Insurance) (SP-1+)
   3.50%            07/01/02     $  3,000     $   3,004,002
  Los Angeles County Water & Power RB
   (ZCM Matched Funding Guaranty
   Agreement) Series 2001A DN
   (FSA Insurance) (VMIG-1, Aaa)
   1.68%(b)         05/07/02        9,900         9,900,000
  Los Angeles GO Series 1994A MB (MBIA
   Insurance) (AAA, Aaa)
   7.50%            09/01/02          920           936,448
  Los Angeles Waste & Water Systems
   Subordinate Revenue Refunding Bonds
   Series 2001 MB (FGIC Insurance)
   (A-1+, VMIG-1)
   1.88%            10/31/02        6,500         6,500,000
  Metropolitan Water District of Southern
   California Waterworks RB Series
   2000B-3 DN (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)
   1.65%(b)         05/01/02        1,000         1,000,000
  Metropolitan Water District of Southern
   California Waterworks RB Series
   2001C-1 DN (Lloyd's Bank SBPA)
   (A-1+, VMIG-1)
   1.75%(b)         05/01/02        2,000         2,000,000
  Metropolitan Water District of Southern
   California Waterworks RB Series
   2001C-2 DN (Retail Food Stores LOC)
   (A-1+, VMIG-1)
   1.55%(b)         05/01/02        5,500         5,500,000
  Municipal Securities Trust Certificates
   (Bear Stearns Capital Market Liquidity
   Facility Project) Series 9035-A DN
   (FGIC Insurance) (A-1)
   1.80%(b)         05/07/02       11,095        11,095,000
  Northern California Power Agency
   (Hydroelectric Project No. 1) RB Series
   2002A DN (Westdeutsche Landesbank
   Girozentrale LOC) (AAA, A-1+)
   1.60%(b)         05/07/02        2,000         2,000,000
  Northern California Power Agency
   (Hydroelectric Project No. 1) RB Series
   2002B DN (Westdeutsche Landesbank
   Girozentrale LOC) (AAA, A-1+)
   1.60%(b)         05/07/02        7,110         7,110,000

                                   Par
                    Maturity      (000)           Value
                    --------       --------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  Oakland Joint Power Financing Authority
   Lease RB Series 1998A-1 DN
   (Commerzbank LOC)
   (A-1, VMIG-1, F-1)
   1.75%(b)         05/07/02     $  4,700     $   4,700,000
  Orange County Capital Improvement
   Sanitation District DN (AMBAC
   Insurance, Societe Generale SBPA)
   (A-1+, VMIG-1)
   1.65%(b)         05/01/02        1,300         1,300,000
  Orange County Sanitation District
   Certificates of Participation Series
   2000A DN (Credit Locale de France
   LOC) (A-1+, VMIG-1)
   1.65%(b)         05/01/02        1,900         1,900,000
  Pacific Housing & Finance Agency RB
   (Lease Revenue Pass-Through
   Obligation) Series 2001A DN (Societe
   Generale LOC) (A-1+)
   1.70%(b)         05/07/02        4,000         4,000,000
  Pasadena Certificates of Participation
   (Rose Bowl Improvements Project) DN
   (Canadian Imperial Bank & California
   State Teachers Retirement LOC)
   (AA3, VMIG-1)
   1.75%(b)         05/07/02        4,600         4,600,000
  Pico Rivera Public Financing Authority
   (Water Enterprise Project) RB Series
   1992A MB (FGIC Insurance)
   (AAA, Aaa)
   6.00%            12/01/02        4,950         5,175,079
  Rancho Mirage Joint Powers Financing
   Authority Certificates of Participation
   (Eisenhower Medical Center Project)
   Series 1997B DN (MBIA Insurance,
   Credit Suisse First Boston SBPA)
   (Aaa, VMIG-1, Aaa)
   1.53%(b)         05/07/02        3,700         3,700,000
  Riverside County Certificates of
   Participation GO (Riverside County
   Public Facilities) Series 1985 DN
   (Commerzbank LOC)
   (A-1+, VMIG-1)
   1.60%(b)         05/07/02        5,300         5,300,000
  Sacramento County Sanitation District
   Financing Authority RB (First Union
   Merlots Trust Receipts) Series 2000 DN
   (First Union National Bank LOC)
   (VMIG-1)
   1.77%(b)         05/07/02        2,600         2,600,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)          Value
                   --------      --------   -------------
MUNICIPAL BONDS (continued)
California (continued)
  Sacramento Municipal Utility District
   Series 2000A DN (AMBAC Insurance,
   First Union National Bank LOC)
   (VMIG-1)
   1.77%(b)        05/07/02     $ 11,155    $  11,155,000
  San Diego County & School District
   TRAN (VMIG-1, SP-1+)
   3.50%           06/28/02       11,200       11,214,857
  San Diego County Multifamily Housing
   RB Series 1985C DN (Federal National
   Mortgage Association Guaranty) (A-1+)
   1.65%(b)        05/07/02        3,900        3,900,000
  San Diego County Multifamily Housing
   RB Series 1994A DN (Federal National
   Mortgage Association Guaranty) (A-1+)
   1.65%(b)        05/07/02        5,200        5,200,000
  San Diego Multifamily Housing RB (La
   Cima Project) DN (Federal Home Loan
   Mortgage Corporation Guaranty)
   (VMIG-1)
   1.60%(b)        05/07/02        5,000        5,000,000
  San Diego Multifamily Housing RB
   (University Town Center Apartments
   Project) DN (Bank America LOC)
   (A-1, VMIG-1)
   1.70%(b)        05/07/02        4,000        4,000,000
  San Diego Multifamily Housing RB Series
   1992A DN (Fifth Third Bank LOC) (A-1+)
   1.60%(b)        05/07/02        4,100        4,100,000
  San Diego Multifamily Housing RB Trust
   Receipts Series PT-475 DN (Federal
   Home Loan Bank, Merrill Lynch Capital
   Services SBPA) (SP-1+, VMIG-1)
   1.69%(b)        05/07/02        1,200        1,199,942
  San Francisco City & County Airport
   Authority MB (AMBAC Insurance)
   (AAA, Aaa)
   6.10%           05/01/02        1,000        1,000,000
  San Francisco City & County
   Redevelopment Agency Multifamily
   Housing RB (Fillmore County Project)
   DN (Credit Suisse LOC) (AA, A-1+)
   1.57%(b)        05/07/02        8,700        8,700,000
  San Francisco City & County Unified
   School District TRAN (SP-1+, VMIG-1)
   2.50%           12/10/02        5,000        5,024,025

                                  Par
                     Maturity    (000)         Value
                     --------    --------  -------------
MUNICIPAL BONDS (continued)
California (continued)
  San Jose Multifamily Housing Bonds
   (Timberwood Apartments Project)
   Series 1995A DN (Wells Fargo Bank
   LOC) (VMIG-1)
   1.65%(b)          05/07/02   $  3,465   $   3,465,000
  San Juan Modesto-Santa Clara Redding
   Public Power Agency RB (San Juan
   Project) Subordinate Lien Series 1997D
   DN (MBIA Insurance, National
   Westminister SBPA) (A-1+, VMIG-1,
   AAA)
   1.65%(b)          05/07/02      2,200       2,200,000
  Santa Clara Financing Authority Lease
   Revenue Refunding Bonds (VMC
   Facilities Replacement Project) Series
   1985B DN (Union Bank of Switzerland
   LOC) (A-1, VMIG-1)
   1.75%(b)          05/07/02      2,700       2,700,000
  Santa Clara Multifamily Housing Bonds
   (Fox Chase Project) Series 1985E DN
   (FGIC Insurance) (A-1+, VMIG-1, AAA)
   1.65%(b)          05/07/02      8,300       8,300,000

                                           -------------
                                             482,875,241

                                           -------------
Guam--0.4%
  Guam Government Limited Obligation
   Highway RB Series 1992A MB
   (FSA Insurance) (AAA, Aaa)
   6.30%             05/01/02      1,700       1,734,000

                                           -------------
Puerto Rico--3.2%
  Commonwealth of Puerto Rico (Merrill
   Lynch P-Float Receipts) DN Series
   Pa-931 (Merrill Lynch Capital Services
   SBPA) (A-1+)
   1.66%(b)          05/07/02      3,695       3,695,000
  Commonwealth of Puerto Rico (Public
   Improvement Project) GO Series 1992
   MB (MBIA Insurance) (AAA, Aaa)
   6.50%             07/01/02      1,250       1,277,851
  Commonwealth of Puerto Rico Highway &
   Transportation Authority RB Series
   1999-4 MB (MBIA Insurance) (A-1+)
   1.45%             09/19/02      3,430       3,430,000
  Commonwealth of Puerto Rico Highway &
   Transportation Authority RB Series 534
   MB (AMBAC Insurance, Merrill Lynch
   Capital Services SBPA) (AAA, A-1+)
   2.75%             07/11/02      5,000       5,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)           Value
                   --------       --------   -------------
MUNICIPAL BONDS (continued)
Puerto Rico (continued)
  Puerto Rico Public Building Authority RB
   (Public Education & Health Facilities
   Project) Series 1992L MB (AAA, Aaa)
   6.88%           07/01/02     $  1,750     $   1,788,213
  Puerto Rico Public Finance Corporation
   DN (AMBAC Insurance) (A-1+, VMIG-1)
   1.59%(b)        05/07/02        1,000         1,000,000

                                             -------------
                                                16,191,064

                                             -------------

TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $500,800,305(a))        99.6%  500,800,305
OTHER ASSETS IN EXCESS OF
 LIABILITIES                      0.4%    2,254,502
                                -----  ------------
NET ASSETS (Equivalent to $1.00
 per share based on 497,931,488
 Institutional Shares and
 5,296,433 Dollar Shares
 outstanding)                   100.0% $503,054,807
                                =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($503,054,807 / 503,227,921)                 $1.00
                                              =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                        California Money Fund Portfolio
                             Maturity Information
                                April 30, 2002

                        Maturity        Par     Percentage
                      ------------- ----------- ----------
                          1-30 Days 382,255,000    76.4%
                         31-60 Days  55,645,000    11.1
                         61-90 Days  27,500,000     5.5
                        91-120 Days  11,995,000     2.4
                       121-150 Days   4,350,000     0.9
                      Over 150 Days  18,515,000     3.7

                      Average Weighted Maturity--27 days
                See accompanying notes to financial statements.

                    BlackRock Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                                April 30, 2002
                                  (Unaudited)
--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)           Value
                   --------       --------   -------------
MUNICIPAL BONDS--99.7%
New York--98.0%
  Albany IDA RB (Civic Facility Project)
   Series 2001A DN (Key Bank N.A. LOC)
   (A-1+)
   1.60%(b)        05/07/02     $  6,000     $   6,000,000
  Albany IDA RB (Daughters of Sarah Civic
   Facility Project) Series 2001A DN
   (Federal Home Loan Bank Guaranty)
   (VMIG-1)
   1.55%(b)        05/07/02        7,265         7,265,000
  City of New York Cultural Resources
   (Morgan Stanley Trust Receipts) Series
   2001-595 DN (Morgan Stanley Group
   LOC) (A-1+)
   1.63%(b)        05/07/02        4,645         4,645,000
  City of New York Cultural Resources
   (Morgan Stanley Trust Receipts) Series
   2001-596 DN (Morgan Stanley Group
   LOC) (A-1+)
   1.63%(b)        05/07/02        3,380         3,380,000
  City of New York GO Series 1992D DN
   (Canadian Imperial Bank LOC)
   (A-1+, VMIG-1)
   1.55%(b)        05/07/02        5,400         5,400,000
  City of New York GO Series 1993A-6 DN
   (Landesbank-Hessen-Thurin LOC)
   (A-1+)
   1.65%(b)        05/07/02        8,890         8,890,000
  City of New York GO Series 1994B-5 DN
   (MBIA Insurance) (A-1+, VMIG-1)
   1.65%(b)        05/01/02          750           750,000
  City of New York GO Series 1994B-8 DN
   (Bayerishe Landesbank LOC)
   (A-1+, VMIG-1)
   1.65%(b)        05/07/02        3,835         3,835,000
  City of New York GO Series 1995F-4 DN
   (Landesbank Hessen Thuringen
   Girozentrale LOC) (A-1+, VMIG-1)
   1.65%(b)        05/07/02        4,600         4,600,000
  City of New York GO Series 1995F-5 DN
   (Bayerische Landesbank Girozentrale
   LOC) (A-1+, VMIG-1)
   1.65%(b)        05/07/02        6,870         6,870,000
  City of New York GO Trust Receipts
   Series 1997 DN (Societe Generale,
   AMBAC Insurance) (A-1+)
   1.64%(b)        05/07/02        8,860         8,860,000
  City of New York Health & Hospital
   Corporation RB (Health System
   Project) Series 1997A DN (Morgan
   Guaranty Trust LOC) (A-1+, VMIG-1)
   1.70%(b)        05/07/02       11,150        11,150,000

                                 Par
                   Maturity     (000)         Value
                   --------     --------  -------------
MUNICIPAL BONDS (continued)
New York (continued)
  City of New York Health & Hospital
   Corporation RB Series 1997E DN
   (Bank of New York LOC)
   (A-1+, VMIG-1)
   1.65%(b)        05/07/02    $  5,700   $   5,700,000
  City of New York Health & Hospital
   Corporation RB Series 1997F DN
   (Commerzbank LOC)
   (A-1+, VMIG-1)
   1.70%(b)        05/07/02       5,400       5,400,000
  City of New York Housing Development
   Corporation Multifamily Housing RB
   (Columbus Apartments Project) Series
   1995A DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.65%(b)        05/07/02       1,100       1,100,000
  City of New York Housing Development
   Corporation Multifamily Housing RB
   (Carnegie Park Project) Series 1997A
   DN (Federal National Mortgage
   Association Guaranty) (A-1+)
   1.65%(b)        05/07/02       2,000       2,000,000
  City of New York Housing Development
   Corporation Multifamily Rental Housing
   RB (Westmont Apartments Project)
   Series 2000A DN (VMIG-1)
   1.65%(b)        05/07/02       2,200       2,200,000
  City of New York Municipal Water
   Finance Authority RB (Water & Sewer
   System Project) Series 1992B MB
   (AAA, Aaa)
   6.50%           06/15/02         600         608,561
  City of New York Municipal Water
   Finance Authority RB (Water & Sewer
   System Project) Series 2000D DN (First
   Union Bank LOC) (VMIG-1)
   1.72%(b)        05/07/02       4,990       4,990,000
  City of New York Municipal Water
   Finance Authority RB (Water & Sewer
   System Project) Series 2001F-1 DN
   (Credit Locale de France LOC)
   (A-1+, VMIG-1)
   1.60%(b)        05/01/02      13,000      13,000,000
  City of New York Transitional Finance
   Authority Financing RB (Eagle Tax-
   Exempt Trust Receipts) Series 2000
   DN (Citibank LOC) (A-1+)
   1.63%(b)        05/07/02       9,900       9,900,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)          Value
                   --------      --------   -------------
MUNICIPAL BONDS (continued)
New York (continued)
  City of New York Transitional Finance
   Authority Financing RB (Eagle Tax-
   Exempt Trust Receipts) Series 2001
   DN (Citibank LOC) (A-1+)
   1.63%(b)        05/07/02     $  3,300    $   3,300,000
  City of New York Transitional Finance
   Authority Financing RB (Eagle Tax-
   Exempt Trust Receipts) DN (Citibank
   LOC) (VMIG-1)
   1.63%(b)        05/07/02        7,000        7,000,000
  City of New York Transitional Finance
   Authority Financing RB Future Tax
   Secured Bonds Series 1998A-2 DN
   (Bank of Nova Scotia LOC) (VMIG-1)
   1.65%(b)        05/07/02          400          400,000
  City of New York Transitional Finance
   Authority Financing RB Future Tax
   Secured Bonds Series 1998A-2 DN
   (Morgan Guaranty Trust LOC)
   (A-1+, VMIG-1)
   1.65%(b)        05/07/02        2,300        2,300,000
  City of New York Transitional Finance
   Authority Financing RB Series 1998A-2
   DN (Credit Locale de France LOC)
   (A-1+, VMIG-1)
   1.65%(b)        05/07/02        8,410        8,410,000
  City of New York Transitional Finance
   Authority Financing RB Series 2001A
   TRAN (SP-1+, VMIG-1)
   3.25%           10/02/02        6,700        6,730,982
  City of New York Transitional Finance
   Authority Financing Series 2001 BAN
   (SP-1+)
   2.75%           11/13/02        7,000        7,031,017
  City of New York Transitional Finance
   Authority Series 2002-4 BAN
   (SP-1+, VMIG-1)
   2.50%           02/26/03       20,000       20,156,520
  Dormitory Authority of the State of New
   York RB (First Union Merlots Trust
   Receipts) Series 2001A-65 DN (MBIA
   Insurance) (VMIG-1)
   1.72%(b)        05/07/02        3,535        3,535,000
  Dormitory Authority of the State of New
   York RB (First Union Merlots Trust
   Receipts)Series 2001A-30 DN (First
   Union Bank LOC) (VMIG-1)
   1.72%(b)        05/07/02        3,000        3,000,000

                                   Par
                    Maturity      (000)           Value
                    --------       --------   -------------
MUNICIPAL BONDS (continued)
New York (continued)
  Dormitory Authority of the State of New
   York RB (New York University Project)
   Series 1993A MB (MBIA Insurance)
   (AAA, Aaa)
   5.50%            07/01/02     $    200     $     201,353
  Dormitory Authority of the State of New
   York RB (University Education Facilities
   Project) Series 1991A MB (AA-, Aaa)
   6.75%            05/15/02          300           306,446
   7.25%            05/15/02        3,000         3,066,429
  Dormitory Authority of the State of New
   York RB Series 2001A MB (FSA
   Insurance) (AAA, Aaa)
   2.25%            07/01/02          500           500,289
  Dormitory Authority of the State of New
   York RB Series 2001D DN (A-1+)
   1.63%(b)         05/07/02        1,900         1,900,000
  Dormitory Authority of the State of New
   York RB Series 2002A DN (A-1+)
   1.60%(b)         05/07/02        4,000         4,000,000
  Franklin County IDA Civic Facility RB
   (Paul Smith's College Project) Series
   1998 DN (Key Bank N.A. LOC)
   1.80%(b)         05/07/02        3,890         3,890,000
  Geneseo GO Series 2001 BAN
   3.40%            05/17/02        1,200         1,200,255
  Highland Falls (Ft. Montgomery School
   Project) Series 2001 BAN (VMIG-1)
   3.00%            07/11/02        2,000         2,001,022
  Highland Falls (Ft. Montgomery School
   Project) Series 2001 TAN
   3.50%            06/27/02          990           990,750
  Jamestown Southwestern Central School
   District MB (FSA Insurance) (Aaa)
   4.25%            06/15/02        1,281         1,283,428
  Levittown University Free School District
   GO Series 2001 TAN
   3.00%            06/19/02        1,800         1,800,705
   3.25%            06/19/02        3,000         3,002,154
  Livonia Central School District GO Series
   2001 MB (MBIA Insurance) (Aaa)
   4.13%            06/15/02          850           851,411
  Locust Valley Central School District
   Series 2001 BAN
   4.13%            05/15/02          650           650,298
  Long Island Power Authority Electrical
   System Subordinated RB DN (MBIA
   Insurance) (A-1+, VMIG-1)
   1.50%(b)         05/07/02        3,000         3,000,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)           Value
                   --------       --------   -------------
MUNICIPAL BONDS (continued)
New York (continued)
  Long Island Power Authority Electrical
   System Subordinated RB Series 2002
   Pa966 DN (MBIA Insurance)
   1.64%(b)        05/07/02     $  5,600     $   5,600,000
  Long Island Power Authority RB (Electric
   System Subordinated Project) Series
   1998B DN (Bayerische Landesbank
   Girozentrale LOC) (A-1+, VMIG-1)
   1.65%(b)        05/07/02          200           200,000
  Long Island Power Authority TECP
   (Bayerische Landesbank Girozentrale
   LOC) (A-1+, P-1)
   1.50%           06/14/02        3,000         3,000,000
  Metropolitan Transportation Authority
   Facilities RB Series 1992K MB
   (BBB+, Aaa)
   6.63%           07/01/02          300           306,382
  Metropolitan Transportation Authority
   Facilities RB Series 2000F DN (First
   Union Bank LOC) (VMIG-1)
   1.72%(b)        05/07/02        5,000         5,000,000
  Metropolitan Transportation Authority
   TECP (ABN-AMRO Bank N.V. LOC)
   (A-1+, P-1)
   1.50%           05/15/02       12,000        12,000,000
  Monroe County Industrial Development
   Agency RB Series 2002A DN
   (VMIG-1)
   1.65%(b)        05/07/02        2,500         2,500,000
  Nassau County GO Series 1994P MB
   (AAA, Aaa)
   6.30%           11/01/02        2,000         2,046,861
  New York Energy Research &
   Development Authority PCRB (Niagara
   Mohawk Power Corporation) Series
   1985C DN (Bank One LOC) (P-1)
   1.65%(b)        05/01/02        8,200         8,200,000
  New York City Industrial Development
   Agency RB Series 2002 DN
   (VMIG-1)
   1.80%(b)        05/07/02        2,000         2,000,000
  New York GO Series 1991A MB (MBIA
   Insurance) (AAA, Aaa)
   3.00%           08/15/02        5,000         5,014,286
  New York GO Series 1995F MB (A, A2)
   6.20%           02/15/03          500           515,514
  New York GO Series 1999F MB (A, A2)
   4.00%           08/01/02        1,000         1,003,135

                                Par
                   Maturity    (000)         Value
                   --------    --------  -------------
MUNICIPAL BONDS (continued)
New York (continued)
  New York GO Series 2000A-8 DN
   (AMBAC Insurance) (A-1+, VMIG-1)
   1.60%(b)        05/07/02   $    300   $     300,000
  New York GO Series Pt-878 MB (MBIA
   Insurance) (A-1C+)
   2.60%           07/11/02     10,920      10,920,000
  New York State Energy Research &
   Development Authority PCRB (New
   York State Electric & Gas Corporation
   Project) Series 1994B DN (UBS LOC)
   (A-1+, VMIG-1)
   1.70%(b)        05/01/02      1,000       1,000,000
  New York State Energy Research &
   Development Authority PCRB (New
   York State Electric & Gas Corporation
   Project) Series 1994D-2 DN (Bank One
   N.A. LOC) (A-1+, VMIG-1)
   1.65%(b)        05/01/02      7,400       7,400,000
  New York State Energy Research &
   Development Authority PCRB (Niagara
   Mohawk Power) Series 1985B DN
   (Toronto Dominion LOC) (A-2, P-1)
   1.65%(b)        05/01/02      1,250       1,250,000
  New York State Housing Finance Agency
   (Liberty View Apartments Project)
   Series 1997A DN (Federal National
   Mortgage Association Guaranty) (A-1+)
   1.65%(b)        05/07/02      2,000       2,000,000
  New York State Medical Care Facilities
   Authority RB Series 1994 DN (Federal
   Home Loan Bank & Merril Lynch SBPA)
   (A-1+)
   1.60%(b)        05/07/02      8,595       8,595,000
  New York State Power Authority RB DN
   (Morgan Guaranty Trust LOC)
   (A-1, VMIG-1)
   1.65%(b)        05/07/02      6,000       6,000,000
  New York State Power Authority TECP
   (A-1, P-1)
   1.25%           06/10/02      4,000       4,000,000
  New York State Thruway MB
   (Landesbank Hessen Thuringen
   Girozentrale LOC) (A-1+, P-1)
   1.60%           06/14/02      2,000       2,000,000
  New York State Thruway TECP (A-1, P-1)
   1.25%           05/10/02      5,000       5,000,000
  Niagara Falls Bridge Commission Toll RB
   Series 1992 MB (AAA, Aaa)
   6.13%           10/01/02        500         518,770

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  Par
                   Maturity      (000)          Value
                   --------      --------   -------------
MUNICIPAL BONDS (continued)
New York (continued)
  Poland Central School District Series
   2002 BAN
   2.25%           02/14/03     $  3,219    $   3,232,270
  Port Authority of New York & New Jersey
   RB (Versatile Structure Obligations
   Project) Series 1995-03 DN (Morgan
   Guaranty Trust LOC) (A-1+, VMIG-1)
   1.70%(b)        05/01/02        4,210        4,210,000
  Port Authority of New York & New Jersey
   RB Series 200-19 DN (MBIA
   Insurance) (VMIG-1, F1+)
   1.65%(b)        05/07/02        6,670        6,670,000
  State of New York Urban Development
   Corporation RB DN (Societe Generale
   LOC) (A-1C+)
   1.60%(b)        05/07/02        8,800        8,800,000
  Tompkins County IDRB Series 2001A DN
   (HSBC LOC) (VMIG-1)
   1.55%(b)        05/07/02        3,240        3,240,000
  Tompkins County Industrial Development
   Agency RB (Civic Facility Project)
   Series 2002A DN (Toronto Dominion
   LOC), (A-1+, VMIG-1)
   1.60%(b)        05/07/02        5,000        5,000,000
  Triborough Bridge & Tunnel Authority RB
   (Merrill Lynch Trust Receipts) Series
   Pa-956 DN (A-1+)
   1.62%(b)        05/07/02        5,000        5,000,000

                                            -------------
                                              339,573,838

                                            -------------
Puerto Rico--1.7%
  Commonwealth of Puerto Rico Highway &
   Transportation Authority RB Series
   2000B DN (MBIA Insurance, First
   Union National Bank SBPA) (AAA,
   VMIG-1)
   1.72%(b)        05/07/02        2,725        2,725,000
  Puerto Rico Electric Power Authority RB
   Series 1997 DN (Societe Generale
   LOC) (A-1+)
   1.65%(b)        05/07/02        3,000        3,000,000

                                            -------------
                                                5,725,000

                                            -------------

                                          Value
                                       ------------
TOTAL INVESTMENTS IN
 SECURITIES
   (Cost $345,298,838(a))        99.7% $345,298,838
OTHER ASSETS IN EXCESS OF
 LIABILITIES                      0.3%    1,070,890
                                -----  ------------
NET ASSETS (Equivalent to $1.00
 per share based on 343,360,323
 Institutional Shares and
 3,023,249 Dollar Shares
 outstanding)                   100.0% $346,369,728
                                =====  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($346,369,728 / 346,383,572)                 $1.00
                                              =====

--------
(a)Cost for federal income tax purposes.
(b)Variable Rate Obligations--The interest rate shown is as of April 30, 2002 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------


                         New York Money Fund Portfolio
                             Maturity Information
                                April 30, 2002

                        Maturity        Par     Percentage
                      ------------- ----------- ----------
                          1-30 Days 267,510,000    77.6%
                         31-60 Days  17,521,000     5.1
                         61-90 Days  13,920,000     4.0
                        91-120 Days   6,000,000     1.7
                      Over 150 Days  39,918,000    11.6

                      Average Weighted Maturity--41 days
Investment Abbreviations:

                    AMT  Alternative Minimum Tax
                    BAN  Bond Anticipation Note
                    DN   Demand Note (Variable Rate)
                    GO   General Obligation
                    IDA  Industrial Development Authority
                    IDRB Industrial Development Revenue Bond
                    LOC  Letter of Credit
                    MB   Municipal Bond
                    PCRB Pollution Control Revenue Bond
                    RB   Revenue Bond
                    RAN  Revenue Anticipation Note
                    SBPA Stand-by Bond Purchase Agreement
                    TAN  Tax Anticipation Note
                    TECP Tax Exempt Commercial Paper
                    TRAN Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2002.

                See accompanying notes to financial statements.

                          [Intentionally Left Blank]

                    BlackRock Provident Institutional Funds
                           Statements of Operations
                    For the Six months Ended April 30, 2002
                                  (Unaudited)


                                                        TEMPFUND     TEMPCASH      FEDFUND
                                                        PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      ------------  -----------  -----------

Investment Income:
 Interest income..................................... $375,328,157  $75,199,548  $31,614,654
                                                      ------------  -----------  -----------

Expenses:
 Investment advisory fee.............................   13,747,742    3,961,690    1,627,377
 Administration fee..................................   13,747,742    3,961,690    1,627,377
 Custodian fee.......................................    1,455,937      333,150      180,034
 Transfer agent fee..................................      486,000       50,400       30,000
 Service Organization fees--Dollar Shares............    6,148,434      525,596      955,367
 Service Organization fees--Cash Management Shares...      131,864           --           --
 Service Organization fees--Cash Reserve Shares......      408,009           --           --
 Service fees--Administration Shares.................           --           --           --
 Legal fees..........................................      152,799       24,711       12,999
 Audit fees..........................................       75,427       12,338        5,728
 Printing............................................       38,896        9,520       17,640
 Registration fees and expenses......................       12,134        5,305       30,576
 Trustees' fees and expenses.........................      120,240       13,745        9,404
 Other...............................................      241,785       46,807       37,302
                                                      ------------  -----------  -----------
                                                        36,767,009    8,944,952    4,533,804
                                                      ------------  -----------  -----------
Less fees waived.....................................           --   (2,374,052)    (658,350)
Less custody fees paid indirectly....................           --       (1,960)      (1,396)
                                                      ------------  -----------  -----------
Total expenses.......................................   36,767,009    6,568,940    3,874,058
                                                      ------------  -----------  -----------
Net investment income................................  338,561,148   68,630,608   27,740,596
Net realized gain (loss) from investment transactions     (525,526)      11,159       (1,158)
                                                      ------------  -----------  -----------
Net increase in net assets resulting from operations. $338,035,622  $68,641,767  $27,739,438
                                                      ============  ===========  ===========

                See accompanying notes to financial statements.

              FEDERAL      TREASURY                            CALIFORNIA   NEW YORK
  T-FUND     TRUST FUND   TRUST FUND  MUNIFUND      MUNICASH   MONEY FUND  MONEY FUND
 PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO  PORTFOLIO   PORTFOLIO
-----------  ----------  -----------  ----------   ----------  ----------  ----------

$39,790,512  $2,218,269  $12,295,913  $7,459,305   $9,793,564  $4,215,809  $2,996,152
-----------  ----------  -----------  ----------   ----------  ----------  ----------

  2,109,945     112,881      683,588     781,129      945,267     549,047     386,877
  2,109,945     112,881      683,588     781,129      945,267     549,047     386,877
    216,352      25,397      106,207      85,712       97,334      59,943      44,961
     87,600       7,200       37,200      37,800       18,600      17,400      13,200
    618,162      12,325      402,293      82,279       56,269      18,185       5,112
    152,621          --       36,723      23,053       10,931          --          --
         --          --           --      10,970           --          --          --
        112          --           --         475           --          --          --
      9,654          --        5,821       1,207        3,004       5,410       1,170
      6,149         403        2,736       1,291        2,469         395         556
      2,751          --        2,966       1,425          319          --          --
     29,172       6,107        4,364      23,001       39,035       2,914       8,135
      7,539          --          690          --           --          --          --
     33,097       4,557       14,998      11,519       13,721       4,126       3,277
-----------  ----------  -----------  ----------   ----------  ----------  ----------
  5,383,099     281,751    1,981,174   1,840,990    2,132,216   1,206,467     850,165
-----------  ----------  -----------  ----------   ----------  ----------  ----------
   (829,372)    (66,553)    (317,413)  (831,462)     (966,012)   (639,236)   (458,177)
    (24,756)         --           --    (24,933)      (33,019)    (12,848)     (9,892)
-----------  ----------  -----------  ----------   ----------  ----------  ----------
  4,528,971     215,198    1,663,761     984,595    1,133,185     554,383     382,096
-----------  ----------  -----------  ----------   ----------  ----------  ----------
 35,261,541   2,003,071   10,632,152   6,474,710    8,660,379   3,661,426   2,614,056
    (10,804)     (1,534)     156,267      10,164       38,173      19,010          --
-----------  ----------  -----------  ----------   ----------  ----------  ----------
$35,250,737  $2,001,537  $10,788,419  $6,484,874   $8,698,552  $3,680,436  $2,614,056
===========  ==========  ===========  ==========   ==========  ==========  ==========

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets

                                              TEMPFUND PORTFOLIO                         TEMPCASH PORTFOLIO
                                      ---------------------------------           --------------------------------
                                      SIX MONTHS ENDED     YEAR ENDED             SIX MONTHS ENDED    YEAR ENDED
                                       APRIL 30, 2002   OCTOBER 31, 2001           APRIL 30, 2002  OCTOBER 31, 2001
                                      ----------------  ----------------          ---------------- ----------------
                                        (UNAUDITED)                                 (UNAUDITED)

Increase (decrease) in net assets:

  Operations:
    Net investment income............ $    338,561,148  $ 1,219,618,218            $   68,630,608   $  228,501,830
    Net gain (loss) on investments...         (525,526)       1,082,540                    11,159          517,197
                                      ----------------  ---------------            --------------   --------------
    Net increase in net assets
     resulting from operations.......      338,035,622    1,220,700,758                68,641,767      229,019,027
                                      ----------------  ---------------            --------------   --------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares.............     (293,102,959)  (1,014,311,889)              (64,773,703)    (206,850,906)
    Dollar Shares....................      (43,442,147)    (193,595,990)               (3,856,905)     (21,650,924)
    Cash Management Shares...........         (389,886)      (1,814,102)                       --               --
    Cash Reserve Shares..............       (1,626,154)      (9,896,237)                       --               --
    Administration Shares............               (2)              --                        --               --
                                      ----------------  ---------------            --------------   --------------
     Total distributions from net
      investment income..............     (338,561,148)  (1,219,618,218)              (68,630,608)    (228,501,830)
                                      ----------------  ---------------            --------------   --------------
  Short-term gains:
    Institutional Shares.............         (576,623)              --                  (129,250)              --
    Dollar Shares....................          (97,932)              --                    (7,909)              --
    Cash Management Shares...........           (1,703)              --                        --               --
    Cash Reserve Shares..............           (4,685)              --                        --               --
    Administration Shares............               --               --                        --               --
                                      ----------------  ---------------            --------------   --------------
     Total distributions from
      short-term gains...............         (680,943)              --                  (137,159)              --
                                      ----------------  ---------------            --------------   --------------
     Total distributions to
      shareholders...................     (339,242,091)  (1,219,618,218)              (68,767,767)    (228,501,830)
                                      ----------------  ---------------            --------------   --------------
  Capital share transactions.........  (1,234,623,552)   15,161,966,786             3,648,827,780    1,156,602,442
                                      ----------------  ---------------            --------------   --------------
     Total increase (decrease) in
      net assets.....................   (1,235,830,021)  15,163,049,326             3,648,701,780    1,157,119,639

Net assets:
    Beginning of period..............   32,093,718,724   16,930,669,398             5,370,272,150    4,213,152,511
                                      ----------------  ---------------            --------------   --------------
    End of period.................... $ 30,857,888,703  $32,093,718,724            $9,018,973,930   $5,370,272,150
                                      ================  ===============            ==============   ==============


                See accompanying notes to financial statements.

                                                                              FEDERAL TRUST
        FEDFUND PORTFOLIO                 T-FUND PORTFOLIO                   FUND PORTFOLIO
--------------------------------  --------------------------------  --------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2002  OCTOBER 31, 2001  APRIL 30, 2002  OCTOBER 31, 2001  APRIL 30, 2002  OCTOBER 31, 2001
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)


 $   27,740,596   $   93,538,456   $   35,261,541   $  133,215,552    $  2,003,071     $  7,932,131
         (1,158)         162,320          (10,804)          31,252          (1,534)          63,412
 --------------   --------------   --------------   --------------    ------------     ------------

     27,739,438       93,700,776       35,250,737      133,246,804       2,001,537        7,995,543
 --------------   --------------   --------------   --------------    ------------     ------------

    (21,055,424)     (69,875,311)     (30,698,771)    (105,041,088)     (1,915,526)      (7,340,847)
     (6,685,172)     (23,663,145)      (4,134,094)     (25,355,982)        (87,545)        (591,284)
             --               --         (426,790)      (2,818,482)             --               --
             --               --               --               --              --               --
             --               --           (1,886)              --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

    (27,740,596)     (93,538,456)     (35,261,541)    (133,215,552)     (2,003,071)      (7,932,131)
 --------------   --------------   --------------   --------------    ------------     ------------
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
             --               --               --               --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

             --               --               --               --              --               --
 --------------   --------------   --------------   --------------    ------------     ------------

    (27,740,596)     (93,538,456)     (35,261,541)    (133,215,552)     (2,003,071)      (7,932,131)
 --------------   --------------   --------------   --------------    ------------     ------------
    758,475,125      881,877,575      610,365,137      267,280,007      32,976,244       49,598,616
 --------------   --------------   --------------   --------------    ------------     ------------

    758,473,967      882,039,895      610,354,333      267,311,259      32,974,710       49,662,028

  2,498,783,245    1,616,743,350    3,169,988,377    2,902,677,118     201,258,069      151,596,041
 --------------   --------------   --------------   --------------    ------------     ------------
 $3,257,257,212   $2,498,783,245   $3,780,342,710   $3,169,988,377    $234,232,779     $201,258,069
 ==============   ==============   ==============   ==============    ============     ============

                    BlackRock Provident Institutional Funds
                      Statements of Changes in Net Assets

                                               TREASURY TRUST
                                               FUND PORTFOLIO                  MUNIFUND PORTFOLIO
                                      --------------------------------  --------------------------------
                                      SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                       APRIL 30, 2002  OCTOBER 31, 2001  APRIL 30, 2002  OCTOBER 31, 2001
                                      ---------------- ---------------- ---------------- ----------------
                                        (UNAUDITED)                       (UNAUDITED)

Increase (decrease) in net assets:

  Operations:
    Net investment income............  $   10,632,152   $   52,021,166    $  6,474,710     $ 24,125,280
    Net gain (loss) on investments...         156,267          (72,803)         10,164           95,481
                                       --------------   --------------    ------------     ------------
    Net increase in net assets
     resulting from operations.......      10,788,419       51,948,363       6,484,874       24,220,761
                                       --------------   --------------    ------------     ------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares.............      (7,994,005)     (35,854,570)     (5,975,650)     (22,101,777)
    Dollar Shares....................      (2,542,032)     (15,838,971)       (408,768)      (1,517,981)
    Cash Management Shares...........         (96,115)        (327,625)        (22,658)        (121,863)
    Cash Reserve Shares..............              --               --         (60,536)        (383,659)
    Administration Shares............              --               --          (7,098)              --
                                       --------------   --------------    ------------     ------------
     Total distributions from net
      investment income..............     (10,632,152)     (52,021,166)     (6,474,710)     (24,125,280)
                                       --------------   --------------    ------------     ------------
  Capital share transactions.........    (24,198,280)       (2,056,680)    168,195,068       86,440,047
                                       --------------   --------------    ------------     ------------
     Total increase (decrease) in
      net assets.....................     (24,042,013)      (2,129,483)    168,205,232       86,535,528

Net assets:
    Beginning of period..............   1,155,110,351    1,157,239,834     776,679,132      690,143,604
                                       --------------   --------------    ------------     ------------
    End of period....................  $1,131,068,338   $1,155,110,351    $944,884,364     $776,679,132
                                       ==============   ==============    ============     ============


                See accompanying notes to financial statements.

                                          CALIFORNIA MONEY                   NEW YORK MONEY
       MUNICASH PORTFOLIO                  FUND PORTFOLIO                    FUND PORTFOLIO
--------------------------------  --------------------------------  --------------------------------
SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
 APRIL 30, 2002  OCTOBER 31, 2001  APRIL 30, 2002  OCTOBER 31, 2001  APRIL 30, 2002  OCTOBER 31, 2001
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)


 $    8,660,379    $ 15,714,065     $  3,661,426     $ 15,328,620     $  2,614,056     $ 10,463,504
         38,173          24,183           19,010          (65,827)              --            3,335
 --------------    ------------     ------------     ------------     ------------     ------------

      8,698,552      15,738,248        3,680,436       15,262,793        2,614,056       10,466,839
 --------------    ------------     ------------     ------------     ------------     ------------

     (8,333,681)    (13,951,283)      (3,580,496)     (15,027,511)      (2,591,388)     (10,399,310)
       (302,358)     (1,697,757)         (80,930)        (301,109)         (22,668)         (64,194)
        (24,340)        (65,025)              --               --               --               --
             --              --               --               --               --               --
             --              --               --               --               --               --
 --------------    ------------     ------------     ------------     ------------     ------------

     (8,660,379)    (15,714,065)      (3,661,426)     (15,328,620)      (2,614,056)     (10,463,504)
 --------------    ------------     ------------     ------------     ------------     ------------
    256,884,137     455,084,492      (66,964,821)     (15,880,580)     (27,514,987)      70,040,121
 --------------    ------------     ------------     ------------     ------------     ------------

    256,922,310     455,108,675      (66,945,811)     (15,946,407)     (27,514,987)      70,043,456

    855,313,687     400,205,012      570,000,618      585,947,025      373,884,715      303,841,259
 --------------    ------------     ------------     ------------     ------------     ------------
 $1,112,235,997    $855,313,687     $503,054,807     $570,000,618     $346,369,728     $373,884,715
 ==============    ============     ============     ============     ============     ============

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                      DIVIDENDS TO
                                 NET ASSET            SHARESHOLDERS
                                   VALUE      NET       FROM NET
                                 BEGINNING INVESTMENT  INVESTMENT
TempFund Portfolio               OF PERIOD   INCOME      INCOME
------------------               --------- ---------- -------------
 Institutional Shares
 11/01/01 through 04/30/02/5/      $1.00    $0.0099     ($0.0099)
 10/31/01                           1.00     0.0477      (0.0477)
 10/31/00                           1.00     0.0611      (0.0611)
 10/01/99 through 10/31/99          1.00     0.0045      (0.0045)
 09/30/99                           1.00     0.0495      (0.0495)
 09/30/98                           1.00     0.0549      (0.0549)
 09/30/97                           1.00     0.0539      (0.0539)
 Dollar Shares
 11/01/01 through 04/30/02/5/      $1.00    $0.0086     ($0.0086)
 10/31/01                           1.00     0.0452      (0.0452)
 10/31/00                           1.00     0.0586      (0.0586)
 10/01/99 through 10/31/99          1.00     0.0043      (0.0043)
 09/30/99                           1.00     0.0470      (0.0470)
 09/30/98                           1.00     0.0524      (0.0524)
 09/30/97                           1.00     0.0514      (0.0514)
 Cash Management Shares
 11/01/01 through 04/30/02/5/      $1.00    $0.0074     ($0.0074)
 10/31/01                           1.00     0.0427      (0.0427)
 10/31/00                           1.00     0.0561      (0.0561)
 10/01/99 through 10/31/99          1.00     0.0041      (0.0041)
 06/14/99/2/ through 09/30/99       1.00     0.0135      (0.0135)
 Cash Reserve Shares
 11/01/01 through 04/30/02/5/      $1.00    $0.0079     ($0.0079)
 10/31/01                           1.00     0.0437      (0.0437)
 05/30/00/2/ through 10/31/00       1.00     0.0258      (0.0258)
 Administration Shares
 04/04/02/2 /through 4/30/02/5/    $1.00    $0.0013     ($0.0013)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD  RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   2.01%/1/ $26,459,657     0.17%/1/       0.17%/1/      0.17%/1/     1.99%/1/
 1.00   4.87      26,150,330     0.18           0.18          0.20         4.62
 1.00   6.28      15,862,970     0.18           0.18          0.20         6.12
 1.00   5.42      13,884,164     0.18/1/        0.18/1/       0.20/1/      5.31/1/
 1.00   5.06      12,045,566     0.18           0.18          0.22         4.96
 1.00   5.63       9,686,491     0.18           0.18          0.23         5.50
 1.00   5.53       8,060,501     0.18           0.18          0.24         5.39
$1.00   1.75%/1/ $ 4,137,432     0.42%/1/       0.42%/1/      0.42%/1/     1.76%/1/
 1.00   4.61       5,677,232     0.43           0.43          0.45         4.32
 1.00   6.02         815,132     0.43           0.43          0.45         5.94
 1.00   5.15/1/      446,569     0.43/1/        0.43/1/       0.45/1/      5.06/1/
 1.00   4.81         497,178     0.43           0.43          0.47         4.71
 1.00   5.38         302,476     0.43           0.43          0.48         5.25
 1.00   5.27         355,284     0.43           0.43          0.49         5.14
$1.00   1.50%/1/ $    61,602     0.67%/1/       0.67%/1/      0.67%/1/     1.48%/1/
 1.00   4.35          58,043     0.68           0.68          0.70         3.93
 1.00   5.75          30,242     0.68           0.68          0.70         5.68
 1.00   4.92/1/       14,069     0.68/1/        0.68/1/       0.70/1/      4.81/1/
 1.00   4.60/1/       13,789     0.68/1/        0.68/1/       0.71/1/      4.57/1/
$1.00   1.60%/1/ $   199,184     0.57%/1/       0.57%/1/      0.57%/1/     1.59%/1/
 1.00   4.46         208,114     0.58           0.58          0.60         4.42
 1.00   6.24/1/      222,325     0.58/1/        0.58/1/       0.60/1/      6.16/1/
$1.00   1.74%/1/ $        14     0.24%/1/       0.24%/1/      0.24%/1/     1.93%/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHARESHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
TempCash Portfolio             OF PERIOD   INCOME      INCOME
------------------             --------- ---------- -------------
 Institutional Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0102     ($0.0102)
 10/31/01                         1.00     0.0483      (0.0483)
 10/31/00                         1.00     0.0613      (0.0613)
 10/01/99 through 10/31/99        1.00     0.0044      (0.0044)
 09/30/99                         1.00     0.0496      (0.0496)
 09/30/98                         1.00     0.0552      (0.0552)
 09/30/97                         1.00     0.0541      (0.0541)
 Dollar Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0090     ($0.0090)
 10/31/01                         1.00     0.0458      (0.0458)
 10/31/00                         1.00     0.0588      (0.0588)
 10/01/99 through 10/31/99        1.00     0.0042      (0.0042)
 09/30/99                         1.00     0.0471      (0.0471)
 09/30/98                         1.00     0.0527      (0.0527)
 09/30/97                         1.00     0.0516      (0.0516)

FedFund Portfolio
-----------------
 Institutional Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0098     ($0.0098)
 10/31/01                         1.00     0.0469      (0.0469)
 10/31/00                         1.00     0.0594      (0.0594)
 10/31/99                         1.00     0.0483      (0.0483)
 10/31/98                         1.00     0.0535      (0.0535)
 10/31/97                         1.00     0.0530      (0.0530)
 Dollar Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0086     ($0.0086)
 10/31/01                         1.00     0.0444      (0.0444)
 10/31/00                         1.00     0.0569      (0.0569)
 10/31/99                         1.00     0.0458      (0.0458)
 10/31/98                         1.00     0.0510      (0.0510)
 10/31/97                         1.00     0.0505      (0.0505)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD  RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   2.08%/1/  $8,658,503     0.18%/1/       0.18%/1/      0.25%/1/     2.06%/1/
 1.00   4.93       4,923,190     0.18           0.18          0.29         4.76
 1.00   6.30       3,785,528     0.18           0.18          0.31         6.18
 1.00   5.31/1/    1,951,436     0.18/1/        0.18/1/       0.34/1/      5.19/1/
 1.00   5.07       1,968,626     0.18           0.18          0.30         4.95
 1.00   5.66       2,499,114     0.18           0.18          0.32         5.52
 1.00   5.55       1,991,037     0.18           0.18          0.30         5.41
$1.00   1.83%/1/  $  360,471     0.43%/1/       0.43%/1/      0.50%/1/     1.83%/1/
 1.00   4.67         447,082     0.43           0.43          0.54         4.56
 1.00   6.04         427,625     0.43           0.43          0.56         5.89
 1.00   5.06/1/      401,426     0.43/1/        0.43/1/       0.59/1/      4.94/1/
 1.00   4.82         378,010     0.43           0.43          0.55         4.70
 1.00   5.41         503,809     0.43           0.43          0.57         5.27
 1.00   5.29         401,529     0.43           0.43          0.55         5.16

$1.00   2.00%/1/  $2,569,032     0.20%/1/       0.20%/1/      0.25%/1/     1.96%/1/
 1.00   4.79       1,684,597     0.20           0.20          0.27         4.61
 1.00   6.10       1,400,232     0.20           0.20          0.29         6.01
 1.00   4.94         742,744     0.20           0.20          0.28         4.81
 1.00   5.48       1,116,979     0.20           0.20          0.28         5.35
 1.00   5.43       1,220,857     0.20           0.20          0.29         5.30
$1.00   1.75%/1/  $  688,225     0.45%/1/       0.45%/1/      0.50%/1/     1.74%/1/
 1.00   4.53         814,186     0.45           0.45          0.52         4.18
 1.00   5.84         216,511     0.45           0.45          0.54         6.04
 1.00   4.69          34,611     0.45           0.45          0.53         4.56
 1.00   5.23          30,459     0.45           0.45          0.53         5.10
 1.00   5.18         116,316     0.45           0.45          0.54         5.05

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                       DIVIDENDS TO
                                  NET ASSET            SHARESHOLDERS
                                    VALUE      NET       FROM NET
                                  BEGINNING INVESTMENT  INVESTMENT
T-Fund Portfolio                  OF PERIOD   INCOME      INCOME
----------------                  --------- ---------- -------------
 Institutional Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0095     ($0.0095)
 10/31/01                            1.00     0.0454      (0.0454)
 10/31/00                            1.00     0.0579      (0.0579)
 10/31/99                            1.00     0.0473      (0.0473)
 10/31/98                            1.00     0.0532      (0.0532)
 10/31/97                            1.00     0.0528      (0.0528)
 Dollar Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0083     ($0.0083)
 10/31/01                            1.00     0.0429      (0.0429)
 10/31/00                            1.00     0.0554      (0.0554)
 10/31/99                            1.00     0.0448      (0.0448)
 10/31/98                            1.00     0.0507      (0.0507)
 10/31/97                            1.00     0.0503      (0.0503)

 Cash Management Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0070     ($0.0070)
 10/31/01                            1.00     0.0404      (0.0404)
 10/31/00                            1.00     0.0529      (0.0529)
 005/17/99/2/ through 10/31/99       1.00     0.0197      (0.0197)
 Administration Shares
 04/09/02/2/ through 04/30/02/5/    $1.00    $0.0010     ($0.0010)

Federal Trust Fund Portfolio
----------------------------
 Institutional Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0099     ($0.0099)
 10/31/01                            1.00     0.0465      (0.0465)
 10/31/00                            1.00     0.0593      (0.0593)
 10/31/99                            1.00     0.0478      (0.0478)
 10/31/98                            1.00     0.0529      (0.0529)
 10/31/97                            1.00     0.0521      (0.0521)

 Dollar Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0086     ($0.0086)
 10/31/01                            1.00     0.0440      (0.0440)
 10/31/00                            1.00     0.0568      (0.0568)
 10/31/99                            1.00     0.0453      (0.0453)
 10/31/98                            1.00     0.0504      (0.0504)
 10/31/97                            1.00     0.0496      (0.0496)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD  RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   1.93%/1/  $3,244,006     0.20%/1/       0.20%/1/      0.24%/1/     1.91%/1/
 1.00   4.63       2,582,091     0.20           0.19          0.27         4.46
 1.00   5.95       2,209,396     0.20           0.19          0.28         5.77
 1.00   4.83       2,397,386     0.20           0.20          0.26         4.72
 1.00   5.46       2,544,001     0.20           0.20          0.27         5.31
 1.00   5.41       1,765,332     0.20           0.20          0.29         5.28
$1.00   1.68%/1/  $  467,591     0.45%/1/       0.45%/1/      0.49%/1/     1.67%/1/
 1.00   4.37         542,219     0.45           0.44          0.52         4.34
 1.00   5.68         630,801     0.45           0.44          0.53         5.54
 1.00   4.58         612,695     0.45           0.45          0.51         4.47
 1.00   5.21         777,385     0.45           0.45          0.52         5.06
 1.00   5.16         516,092     0.45           0.45          0.54         5.03

$1.00   1.42%/1/  $   66,431     0.70%/1/       0.70%/1/      0.74%/1/     1.40%/1/
 1.00   4.11          45,678     0.70           0.69          0.77         3.99
 1.00   5.42          62,480     0.70           0.69          0.78         5.31
 1.00   4.37/1/        3,252     0.70/1/        0.70/1/       0.78/1/      4.43/1/
$1.00   1.70%/1/  $    2,315     0.30%/1/       0.30%/1/      0.34%/1/     1.68%/1/

$1.00   2.01%/1/  $  229,529     0.20%/1/       0.20%/1/      0.27%/1/     2.00%/1/
 1.00   4.75         187,005     0.20           0.20          0.31         4.53
 1.00   6.10         138,396     0.20           0.20          0.34         5.84
 1.00   4.88         219,344     0.20           0.20          0.32         4.76
 1.00   5.42         280,580     0.20           0.20          0.29         5.29
 1.00   5.33         229,292     0.20           0.20          0.31         5.21

$1.00   1.75%/1/  $    4,704     0.44%/1/       0.44%/1/      0.51%/1/     1.75%/1/
 1.00   4.49          14,253     0.45           0.45          0.56         4.39
 1.00   5.83          13,200     0.45           0.45          0.59         5.59
 1.00   4.63          27,539     0.45           0.45          0.57         4.51
 1.00   5.17          38,633     0.45           0.45          0.54         5.04
 1.00   5.08          38,700     0.45           0.45          0.56         4.96

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHARESHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
Treasury Trust Fund Portfolio  OF PERIOD   INCOME      INCOME
-----------------------------  --------- ---------- -------------
 Institutional Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0090     ($0.0090)
 10/31/01                         1.00     0.0443      (0.0443)
 10/31/00                         1.00     0.0552      (0.0552)
 10/31/99                         1.00     0.0442      (0.0442)
 10/31/98                         1.00     0.0502      (0.0502)
 10/31/97                         1.00     0.0504      (0.0504)
 Dollar Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0077     ($0.0077)
 10/31/01                         1.00     0.0418      (0.0418)
 10/31/00                         1.00     0.0527      (0.0527)
 10/31/99                         1.00     0.0417      (0.0417)
 10/31/98                         1.00     0.0477      (0.0477)
 10/31/97                         1.00     0.0479      (0.0479)

 Cash Management Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0065     ($0.0065)
 12/11/00/2/ through 10/31/01     1.00     0.0331      (0.0331)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD  RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   1.82%/1/  $  858,870     0.20%/1/       0.20%/1/      0.25%/1/     1.81%/1/
 1.00   4.52         766,758     0.19           0.19          0.27         4.48
 1.00   5.66         846,651     0.20           0.20          0.29         5.49
 1.00   4.51         826,167     0.20           0.20          0.28         4.41
 1.00   5.14       1,091,366     0.20           0.20          0.28         5.02
 1.00   5.16         786,556     0.20           0.20          0.30         5.04
$1.00   1.57%/1/  $  264,492     0.45%/1/       0.45%/1/      0.50%/1/     1.57%/1/
 1.00   4.26         379,989     0.44           0.44          0.52         4.17
 1.00   5.40         310,589     0.45           0.45          0.54         5.23
 1.00   4.26         398,972     0.45           0.45          0.53         4.14
 1.00   4.89         471,767     0.45           0.45          0.53         4.77
 1.00   4.91         331,498     0.45           0.45          0.55         4.79

$1.00   1.32%/1/  $    7,706     0.69%/1/       0.69%/1/      0.74%/1/     1.29%/1/
 1.00   3.78/1/        8,363     0.76/1/        0.76/1/       0.85/1/      4.42/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                       DIVIDENDS TO
                                  NET ASSET            SHARESHOLDERS
                                    VALUE      NET       FROM NET
                                  BEGINNING INVESTMENT  INVESTMENT
MuniFund Portfolio                OF PERIOD   INCOME      INCOME
------------------                --------- ---------- -------------
 Institutional Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0073     ($0.0073)
 10/31/01                            1.00     0.0302      (0.0302)
 10/31/00                            1.00     0.0379      (0.0379)
 12/01/98 through 10/31/99           1.00     0.0273      (0.0273)
 11/30/98                            1.00     0.0327      (0.0327)
 11/30/97                            1.00     0.0338      (0.0338)
 11/30/96                            1.00     0.0326      (0.0326)
 Dollar Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0061     ($0.0061)
 10/31/01                            1.00     0.0277      (0.0277)
 10/31/00                            1.00     0.0354      (0.0354)
 12/01/98 through 10/31/99           1.00     0.0250      (0.0250)
 11/30/98                            1.00     0.0302      (0.0302)
 11/30/97                            1.00     0.0313      (0.0313)
 11/30/96                            1.00     0.0301      (0.0301)

 Cash Management Shares/4/
 11/01/01 through 04/30/02/5/       $1.00    $0.0042     ($0.0042)
 10/31/01                            1.00     0.0252      (0.0252)
 10/31/00                            1.00     0.0329      (0.0329)
 06/14/99/2/ through 10/31/99        1.00     0.0099      (0.0099)
 Cash Reserve Shares
 11/01/01 through 04/30/02/5/       $1.00    $0.0054     ($0.0054)
 10/31/01                            1.00     0.0262      (0.0262)
 08/04/00/2/ through 10/31/00        1.00     0.0090      (0.0090)
 Administration Shares
 04/18/02/2/ through 04/30/02/5/    $1.00    $0.0005     ($0.0005)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD  RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   1.49%/1/   $854,140      0.20%/1/       0.19%/1/      0.38%/1/     1.48%/1/
 1.00   3.06        688,837      0.20           0.19          0.39         3.02
 1.00   3.86        605,741      0.20           0.19          0.41         3.79
 1.00   3.02/1/     483,033      0.20/1/        0.20/1/       0.41/1/      2.96/1/
 1.00   3.32        467,760      0.25           0.25          0.41         3.26
 1.00   3.43        536,794      0.27           0.27          0.41         3.38
 1.00   3.31        530,204      0.27           0.27          0.42         3.26
$1.00   1.24%/1/   $ 60,608      0.45%/1/       0.44%/1/      0.65%/1/     1.24%/1/
 1.00   2.81         70,990      0.45           0.44          0.64         2.66
 1.00   3.60         63,619      0.45           0.44          0.66         3.55
 1.00   2.77/1/      56,238      0.45/1/        0.45/1/       0.66/1/      2.71/1/
 1.00   3.07         51,736      0.50           0.50          0.66         3.01
 1.00   3.18         67,387      0.52           0.52          0.66         3.13
 1.00   3.06         61,396      0.52           0.52          0.67         3.01

$1.00   1.01%/1/   $  5,764      0.67%/1/       0.66%/1/      0.84%/1/     0.92%/1/
 1.00   2.55          4,763      0.70           0.69          0.89         2.39
 1.00   3.34          3,663      0.70           0.69          0.90         3.33
 1.00   2.61/1/       2,712      0.70/1/        0.70/1/       0.92/1/      2.58/1/
$1.00   1.09%/1/   $ 10,968      0.60%/1/       0.59%/1/      0.78%/1/     1.08%/1/
 1.00   2.65         12,089      0.60           0.59          0.79         2.68
 1.00   3.74/1/      17,151      0.60/1/        0.59/1/       0.79/1/      3.69/1/
$1.00   1.50%/1/   $ 13,404      0.30%/1/       0.29%/1/      0.48%/1/     1.49%/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                    DIVIDENDS TO
                               NET ASSET            SHARESHOLDERS
                                 VALUE      NET       FROM NET
                               BEGINNING INVESTMENT  INVESTMENT
MuniCash Portfolio             OF PERIOD   INCOME      INCOME
------------------             --------- ---------- -------------
 Institutional Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0080     ($0.0080)
 10/31/01                         1.00     0.0325      (0.0325)
 10/31/00                         1.00     0.0392      (0.0392)
 12/01/98 through 10/31/99        1.00     0.0281      (0.0281)
 11/30/98                         1.00     0.0346      (0.0346)
 11/30/97                         1.00     0.0358      (0.0358)
 11/30/96                         1.00     0.0350      (0.0350)
 Dollar Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0067     ($0.0067)
 10/31/01                         1.00     0.0300      (0.0300)
 10/31/00                         1.00     0.0367      (0.0367)
 12/01/98 through 10/31/99        1.00     0.0258      (0.0258)
 11/30/98                         1.00     0.0321      (0.0321)
 11/30/97                         1.00     0.0333      (0.0333)
 11/30/96                         1.00     0.0325      (0.0325)
 Cash Management Shares
 11/01/01 through 04/30/02/5/    $1.00    $0.0055     ($0.0055)
 3/2/01/2/ through 10/31/01       1.00     0.0163      (0.0163)

                See accompanying notes to financial statements.

                                                            RATIO OF
                                              RATIO OF     EXPENSES TO RATIO OF NET
 NET                           RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                         EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,           NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF  TOTAL       END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD  RETURN   PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ ------    ------------ ----------- ---------------- ----------- ------------
$1.00   1.62%/1/  $1,061,416     0.20%/1/       0.19%/1/      0.37%/1/     1.59%/1/
 1.00   3.30         809,890     0.20           0.19          0.40         3.04
 1.00   3.99         298,832     0.20           0.20          0.40         3.91
 1.00   3.11/1/      308,212     0.20/1/        0.20/1/       0.41/1/      3.05/1/
 1.00   3.51         500,254     0.18           0.18          0.40         3.47
 1.00   3.63         397,681     0.18           0.18          0.41         3.58
 1.00   3.56         281,544     0.18           0.18          0.42         3.50
$1.00   1.37%/1/  $   47,863     0.45%/1/       0.44%/1/      0.62%/1/     1.34%/1/
 1.00   3.04          40,306     0.45           0.45          0.65         3.19
 1.00   3.73         101,373     0.45           0.45          0.65         3.63
 1.00   2.86/1/      123,017     0.45/1/        0.45/1/       0.66/1/      2.80/1/
 1.00   3.26          91,404     0.43           0.43          0.65         3.22
 1.00   3.38         150,089     0.43           0.43          0.66         3.33
 1.00   3.31         101,528     0.43           0.43          0.67         3.25
$1.00   1.11%/1/  $    2,957     0.70%/1/       0.69%/1/      0.88%/1/     1.11%/1/
 1.00   2.47/1/        5,118     0.69/1/        0.69/1/       0.89/1/      2.36/1/

                    BlackRock Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)


                                                            DIVIDENDS TO
                                       NET ASSET            SHARESHOLDERS
                                         VALUE      NET       FROM NET
                                       BEGINNING INVESTMENT  INVESTMENT
       California Money Fund Portfolio OF PERIOD   INCOME      INCOME
       ------------------------------- --------- ---------- -------------
         Institutional Shares
        11/01/01 through 04/30/02/5/     $1.00    $0.0066     ($0.0066)
         10/31/01                         1.00     0.0271      (0.0271)
         10/31/00                         1.00     0.0326      (0.0326)
         02/01/99 through 10/31/99        1.00     0.0201      (0.0201)
         01/31/99                         1.00     0.0305      (0.0305)
         01/31/98                         1.00     0.0334      (0.0334)
         01/31/97                         1.00     0.0316      (0.0316)
         Dollar Shares
         11/01/01 through 4/30/02/5/     $1.00    $0.0054     ($0.0054)
         10/31/01                         1.00     0.0246      (0.0246)
         10/31/00                         1.00     0.0301      (0.0301)
         02/01/99 through 10/31/99        1.00     0.0182      (0.0182)
         01/31/99                         1.00     0.0280      (0.0280)
         01/31/98                         1.00     0.0309      (0.0309)
         01/31/97                         1.00     0.0291      (0.0291)

        New York Money Fund Portfolio
        -----------------------------
         Institutional Shares
        11/01/01 through 04/30/02/5/     $1.00    $0.0067     ($0.0067)
         10/31/01                         1.00     0.0285      (0.0285)
         10/31/00                         1.00     0.0364      (0.0364)
         08/01/99 through 10/31/99        1.00     0.0076      (0.0076)
         07/31/99                         1.00     0.0289      (0.0289)
         07/31/98                         1.00     0.0336      (0.0336)
         07/31/97                         1.00     0.0334      (0.0334)
         Dollar Shares/3/
        11/01/01 through 04/30.02/5/     $1.00    $0.0055     ($0.0055)
         10/31/01                         1.00     0.0260      (0.0260)
         10/31/00                         1.00     0.0205      (0.0205)
         08/01/99 through 10/31/99        1.00         --           --
         07/31/99                         1.00         --           --
         07/31/98                         1.00     0.0303      (0.0303)
         07/31/97                         1.00     0.0309      (0.0309)

--------
/1/  Annualized.
/2/  Commencement of Operations.
/3/ There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
/4/ There were no Cash Management Shares outstanding during the period December 18, 2001 to January 10, 2002.
/5/  Unaudited.

                See accompanying notes to financial statements.

                                                              RATIO OF
                                                RATIO OF     EXPENSES TO RATIO OF NET
 NET                             RATIO OF     EXPENSES TO      AVERAGE    INVESTMENT
ASSET                           EXPENSES TO  AVERAGE DAILY    DAILY NET   INCOME TO
VALUE,             NET ASSETS,    AVERAGE      NET ASSETS      ASSETS      AVERAGE
END OF   TOTAL        END OF     DAILY NET     (INCLUDING    (EXCLUDING   DAILY NET
PERIOD   RETURN    PERIOD (000)   ASSETS    CUSTODY CREDITS)  WAIVERS)      ASSETS
------ -------     ------------ ----------- ---------------- ----------- ------------
$1.00     1.35%/1/   $497,763      0.20%/1/       0.20%/1/      0.43%/1/     1.34%/1/
 1.00     2.74        542,541      0.20           0.19          0.44         2.72
 1.00     3.31        575,735      0.20           0.20          0.44         3.25
 1.00     2.73/1/     543,476      0.20/1/        0.20/1/       0.45/1/      2.68/1/
 1.00     3.09        549,170      0.20           0.20          0.45         3.02
 1.00     3.39        460,339      0.20           0.20          0.46         3.34
 1.00     3.21        326,521      0.20           0.20          0.48         3.15
$1.00     1.09%/1/   $  5,292      0.45%/1/       0.45%/1/      0.68%/1/     1.11%/1/
 1.00     2.49         27,460      0.45           0.44          0.69         2.45
 1.00     3.05         10,212      0.45           0.45          0.69         2.98
 1.00     2.48/1/       8,288      0.45/1/        0.45/1/       0.70/1/      2.43/1/
 1.00     2.84        139,601      0.45           0.45          0.70         2.77
 1.00     3.14        130,547      0.45           0.45          0.71         3.09
 1.00     2.96        126,321      0.45           0.45          0.73         2.90

$1.00     1.36%/1/   $343,346      0.20%/1/       0.19%/1/      0.43%/1/     1.35%/1/
 1.00     2.89        369,989      0.20           0.19          0.44         2.82
 1.00     3.71        302,194      0.20           0.19          0.46         3.61
 1.00  3.06/1/        323,247      0.20/1/        0.20/1/       0.50/1/      3.02/1/
 1.00     2.93        295,728      0.20           0.20          0.48         2.87
 1.00     3.41        318,091      0.20           0.20          0.48         3.35
 1.00     3.39        269,821      0.20           0.20          0.49         3.34
$1.00     1.11%/1/   $  3,024      0.45%/1/       0.44%/1/      0.68%/1/     1.11%/1/
 1.00     2.63          3,896      0.45           0.44          0.69         2.52
 1.00     3.73/1/       1,647      0.45/1/        0.44/1/       0.70/1/      3.66/1/
 1.00       --             --        --             --            --           --
 1.00       --             --        --             --            --           --
 1.00     3.16/1/          --      0.45/1/        0.45/1/       0.73/1/      3.11/1/
 1.00     3.14          1,148      0.45           0.45          0.74         3.09

                         Notes to Financial Statements
                                  (Unaudited)

   BlackRock Provident Institutional Funds (''BPIF'' or the ''Company'') (formerly Provident Institutional Funds) was organized as a Delaware business trust on October 21, 1998. BPIF is the successor to five investment companies:
(1) Temporary Investment Fund, Inc. (''Temp''), (2) Trust for Federal Securities (''Fed''), (3) Municipal Fund for Temporary Investment (''Muni''),
(4) Municipal Fund for California Investors, Inc. (''Cal Muni'') and (5) Municipal Fund for New York Investors, Inc. (''NY Muni''), (together the ''Predecessor Companies''). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows:
Temp--TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of BPIF. BPIF is a no-load, open-end management investment company.

   TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers five classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares and Administration Shares. TempFund, T-Fund and MuniFund each offers six classes of shares: Institutional Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. California Money Fund and New York Money Fund each offers seven classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Plus Shares and Bear Stearns Shares. Pursuant to a Shareholder Service Plan and as specified in a servicing agreement, institutions other than broker/dealers (''Service Organizations''), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate not to exceed .10% for Administration Shares, ..25% for Dollar Shares and Bear Stearns Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to a Distribution Plan and specified in a related agreement, institutions that are broker/dealers (''Broker/Dealers''), provide certain sales and support services to their clients who beneficially own Plus Shares and Bear Stearns Shares, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value with respect to Plus Shares and .35% of the average daily net asset value with respect to Bear Stearns Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve, Cash Management and Bear Stearns Shares shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with BPIF. As of April 30, 2002, no Plus Shares or Bear Stearns Shares were outstanding.

   Certain California municipal obligations in the California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

   Certain New York municipal obligations in the New York Money Fund may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

(A)  Summary of Significant Accounting Policies

   Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Certain prior year amounts have been restated to conform with current year presentation.

   Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

   Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

   Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Ordinary income includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, are distributed at least annually.

   Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

   Security Transactions and Investment Income--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes based on their relative average daily net assets.

(B)  Transactions with Affiliates and Related Parties

   Under agreements between the Company and BlackRock Institutional Management Corporation (''BIMC''), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC manages the Company's portfolios and maintains their financial accounts. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., is the Company's custodian and PFPC Inc. (''PFPC''), an indirect subsidiary of The PNC Financial Services Group, Inc., is the Company's transfer agent and Co-Administrator.

   BlackRock Distributors, Inc. (''BDI''), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as the Company's distributor. No compensation is payable by the Company to BDI for its distribution services.

   The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the ''Co-Administrators''). Prior to the reorganization as discussed in note A, Provident Distributors, Inc. was co-administrator with PFPC.

   In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators respectively, each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, ..095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to the TempCash, MuniFund and MuniCash portfolios, the fee payable, based on each funds' average daily net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, ..10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC and the Co-Administrators each a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

   The Co-Administrators and BIMC have also agreed to reduce their fees to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of TempFund and TempCash do not exceed ..18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the six months ended April 30, 2002, the Co-Administrators and BIMC, as Adviser, waived a total of $0 of the administration and advisory fees payable to them with respect to TempFund, $2,374,052 with respect to TempCash, $658,350 with respect to FedFund, $829,372 with respect to T-Fund, $66,553 with respect to Federal Trust Fund, $317,413 with respect to Treasury Trust Fund, $831,462 with respect to MuniFund, $966,012 with respect to MuniCash, $639,236 with respect to California Money Fund and $458,177 with respect to New York Money Fund.

   Pursuant to the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("Custody Credits"). For the six months ended April 30, 2002, custody credits earned were as follows: $1,960 with respect to TempCash, $1,396 with respect to FedFund, $24,756 with respect to T-Fund, $24,933 with respect to MuniFund, $33,019 with respect to MuniCash, $12,848 with respect to California Money Fund and $9,892 with respect to New York Money Fund.

   For the six months ended April 30, 2002, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $5,264,218 with respect to TempFund, $12,757 with respect to TempCash, $919,082 with respect to FedFund, $208,994 with respect to T-Fund, $81,251 with respect to Treasury Trust Fund and $3,505 with respect to MuniFund.

(C)  Capital Shares

   The Company's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

   Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

   Transactions in capital shares for each period were as follows:

                                                      TEMPFUND PORTFOLIO
                                            --------------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED
                                               APRIL 30, 2002     OCTOBER 31, 2001
                                            -------------------  -----------------
                                                (Unaudited)
Shares sold:
   Institutional Shares.................... $   177,779,074,126  $ 291,136,390,458
   Dollar Shares...........................      19,095,330,968     42,993,927,492
   Cash Management Shares..................         114,170,217        278,044,782
   Cash Reserve Shares.....................          10,951,319         80,359,252
   Administration Shares...................              13,596                 --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         135,462,251        426,689,861
   Dollar Shares...........................           3,634,236         15,721,595
   Cash Management Shares..................             167,043            485,338
   Cash Reserve Shares.....................           1,817,877         10,739,195
   Administration Shares...................                  --                 --
Shares redeemed:
   Institutional Shares....................    (177,604,299,503)  (281,276,586,327)
   Dollar Shares...........................     (20,638,482,167)   (38,147,754,956)
   Cash Management Shares..................        (110,776,497)      (250,730,743)
   Cash Reserve Shares.....................         (21,687,018)      (105,319,161)
   Administration Shares...................                  --                 --
                                            -------------------  -----------------
Net increase (decrease).................... $    (1,234,623,552) $  15,161,966,786
                                            ===================  =================

                                                      TEMPCASH PORTFOLIO
                                            --------------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED
                                               APRIL 30, 2002     OCTOBER 31, 2001
                                            --------------------  ----------------
                                                (Unaudited)
Shares sold:
   Institutional Shares.................... $     39,489,816,080  $ 46,859,016,730
   Dollar Shares...........................          644,616,475     1,632,750,925
Shares issued in reinvestment of dividends:
   Institutional Shares....................           24,612,406        82,159,514
   Dollar Shares...........................            3,689,057        19,383,231
Shares redeemed:
   Institutional Shares....................      (35,778,958,018)  (45,803,980,558)
   Dollar Shares...........................         (734,948,220)   (1,632,727,400)
                                            --------------------  ----------------
Net increase............................... $      3,648,827,780  $  1,156,602,442
                                            ====================  ================

                                                       FEDFUND PORTFOLIO
                                            --------------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED
                                               APRIL 30, 2002     OCTOBER 31, 2001
                                            --------------------  ----------------
                                                (Unaudited)
Shares sold:
   Institutional Shares.................... $     10,099,254,584  $ 11,947,448,243
   Dollar Shares...........................        5,149,995,384     7,657,470,924
Shares issued in reinvestment of dividends:
   Institutional Shares....................            5,608,934        18,459,433
   Dollar Shares...........................               84,153           298,339
Shares redeemed:
   Institutional Shares....................       (9,220,427,667)  (11,681,659,188)
   Dollar Shares...........................       (5,276,040,263)   (7,060,140,176)
                                            --------------------  ----------------
Net increase............................... $        758,475,125  $    881,877,575
                                            ====================  ================

                                                      T-FUND PORTFOLIO
                                            ------------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED
                                              APRIL 30, 2002    OCTOBER 31, 2001
                                            ------------------  ----------------
                                               (Unaudited)
Shares sold:
   Institutional Shares.................... $   14,911,026,349  $ 21,020,688,397
   Dollar Shares...........................      1,374,049,022     3,898,810,626
   Cash Management Shares..................         66,570,345       156,114,797
   Administration Shares...................          3,652,789                --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         12,021,252        41,500,424
   Dollar Shares...........................            802,585         6,387,396
   Cash Management Shares..................              5,570            27,562
   Administration Shares...................                 --                --
Shares redeemed:
   Institutional Shares....................    (14,261,123,140)  (20,689,519,797)
   Dollar Shares...........................     (1,449,478,567)   (3,993,784,475)
   Cash Management Shares..................        (45,822,987)     (172,944,923)
   Administration Shares...................         (1,338,081)               --
                                            ------------------  ----------------
Net increase............................... $      610,365,137  $    267,280,007
                                            ==================  ================

                                              FEDERAL TRUST FUND PORTFOLIO
                                            --------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 2002  OCTOBER 31, 2001
                                            ---------------- ----------------
                                              (Unaudited)
Shares sold:
   Institutional Shares....................  $ 631,305,251   $ 1,064,950,110
   Dollar Shares...........................     38,190,521       107,721,573
Shares issued in reinvestment of dividends:
   Institutional Shares....................        673,986         2,199,020
   Dollar Shares...........................          1,972             9,662
Shares redeemed:
   Institutional Shares....................   (589,453,451)   (1,018,599,472)
   Dollar Shares...........................    (47,742,035)     (106,682,277)
                                             -------------   ---------------
Net increase...............................  $  32,976,244   $    49,598,616
                                             =============   ===============

                                              TREASURY TRUST FUND PORTFOLIO
                                            --------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 2002  OCTOBER 31, 2001
                                            ---------------- ----------------
                                              (Unaudited)
Shares sold:
   Institutional Shares.................... $ 3,289,453,971  $ 6,547,282,174
   Dollar Shares...........................     340,912,899    1,158,977,136
   Cash Management Shares..................      49,923,140       68,329,894
Shares issued in reinvestment of dividends:
   Institutional Shares....................       2,725,771       13,833,822
   Dollar Shares...........................       1,954,667       11,636,123
   Cash Management Shares..................          63,494          156,260
Shares redeemed:
   Institutional Shares....................  (3,200,179,734)  (6,640,965,615)
   Dollar Shares...........................    (458,407,394)  (1,101,184,727)
   Cash Management Shares..................     (50,645,094)     (60,121,747)
                                            ---------------  ---------------
Net decrease............................... $   (24,198,280) $    (2,056,680)
                                            ===============  ===============

                                                   MUNIFUND PORTFOLIO
                                            --------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 2002  OCTOBER 31, 2001
                                            ---------------- ----------------
                                              (Unaudited)
Shares sold:
   Institutional Shares.................... $ 2,818,493,164  $ 6,147,675,424
   Dollar Shares...........................     156,695,044      243,871,021
   Cash Management Shares..................      14,694,480       25,738,407
   Cash Reserve Shares.....................         922,059        7,313,940
   Administration Shares...................      13,823,799               --
Shares issued in reinvestment of dividends:
   Institutional Shares....................         815,354        2,085,368
   Dollar Shares...........................         203,722        1,010,967
   Cash Management Shares..................              --               --
   Cash Reserve Shares.....................          68,689          429,907
   Administration Shares...................              --               --
Shares redeemed:
   Institutional Shares....................  (2,654,011,079)  (6,066,755,393)
   Dollar Shares...........................    (167,287,789)    (237,513,350)
   Cash Management Shares..................     (13,693,402)     (24,609,069)
   Cash Reserve Shares.....................      (2,109,704)     (12,807,175)
   Administration Shares...................        (419,269)              --
                                            ---------------  ---------------
Net increase............................... $   168,195,068  $    86,440,047
                                            ===============  ===============

                                                    MUNICASH PORTFOLIO
                                            ---------------------------------
                                             SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 2002   OCTOBER 31, 2001
                                            ----------------- ----------------
                                               (Unaudited)
Shares sold:
   Institutional Shares....................  $ 4,142,831,542  $ 5,743,733,721
   Dollar Shares...........................       63,835,877      138,091,031
   Cash Management Shares..................          350,102        7,070,022
Shares issued in reinvestment of dividends:
   Institutional Shares....................        2,635,660        3,061,736
   Dollar Shares...........................          316,658        1,213,100
   Cash Management Shares..................           28,834           57,290
Shares redeemed:
   Institutional Shares....................   (3,893,977,537)  (5,235,758,816)
   Dollar Shares...........................      (56,597,266)    (200,373,471)
   Cash Management Shares..................       (2,539,733)      (2,010,121)
                                             ---------------  ---------------
Net increase...............................  $   256,884,137  $   455,084,492
                                             ===============  ===============

                                             CALIFORNIA MONEY FUND PORTFOLIO
                                            --------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 2002  OCTOBER 31, 2001
                                            ---------------- ----------------
                                              (Unaudited)
Shares sold:
   Institutional Shares.................... $   977,701,637  $ 2,308,153,711
   Dollar Shares...........................       9,176,917       52,583,491
Shares issued in reinvestment of dividends:
   Institutional Shares....................          87,769          323,172
   Dollar Shares...........................              --               --
Shares redeemed:
   Institutional Shares....................  (1,022,586,771)  (2,341,607,368)
   Dollar Shares...........................     (31,344,373)     (35,333,586)
                                            ---------------  ---------------
Net decrease............................... $   (66,964,821) $   (15,880,580)
                                            ===============  ===============

                                              NEW YORK MONEY FUND PORTFOLIO
                                            --------------------------------
                                            SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 2002  OCTOBER 31, 2001
                                            ---------------- ----------------
                                              (Unaudited)
Shares sold:
   Institutional Shares....................  $ 876,466,510   $ 2,010,283,403
   Dollar Shares...........................      5,424,549         9,063,686
Shares issued in reinvestment of dividends:
   Institutional Shares....................         50,157           123,729
   Dollar Shares...........................         24,387            65,059
Shares redeemed:
   Institutional Shares....................   (903,159,420)   (1,942,615,167)
   Dollar Shares...........................     (6,321,170)       (6,880,589)
                                             -------------   ---------------
Net increase (decrease)....................  $ (27,514,987)  $    70,040,121
                                             =============   ===============

   On April 30, 2002, two shareholders held approximately 37% of T-Fund, two shareholders held approximately 28% of Federal Trust Fund, two shareholders held approximately 32% of MuniFund and one shareholder held approximately 23% of California Money Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(D)   At April 30, 2002, net assets consisted of :

                                                     TEMPFUND                 TEMPCASH              FEDFUND
                                                     PORTFOLIO               PORTFOLIO             PORTFOLIO
                                              -----------------------  ----------------------  ------------------
Paid-in capital..............................         $30,858,414,229          $9,018,962,771      $3,257,296,651
Accumulated net realized gain (loss) on
  security transactions......................                (525,526)                 11,159             (39,439)
                                              -----------------------  ----------------------  ------------------
   Net Assets................................     $    30,857,888,703      $    9,018,973,930  $    3,257,257,212
                                              =======================  ======================  ==================

                                                      T-FUND               FEDERAL TRUST         TREASURY TRUST
                                                     PORTFOLIO             FUND PORTFOLIO        FUND PORTFOLIO
                                              -----------------------  ----------------------  ------------------
Paid-in capital..............................      $    3,780,412,684        $    234,291,976  $    1,131,360,246
Accumulated net realized loss on security
  transactions...............................                 (69,974)                (59,197)           (291,908)
                                              -----------------------  ----------------------  ------------------
   Net Assets................................      $3,780,342,710            $234,232,779      $    1,131,068,338
                                              =======================  ======================  ==================

                                                       MUNIFUND           MUNICASH
                                                      PORTFOLIO          PORTFOLIO
                                                   ---------------  --------------------
Paid-in capital................................... $   944,942,242  $   1,112,349,592
Accumulated net realized loss on security
  transactions....................................         (57,878)             (113,595)
                                                   ---------------  --------------------
   Net Assets..................................... $   944,884,364     $   1,112,235,997
                                                   ===============  ====================

                                                      CALIFORNIA
                                                      MONEY FUND       NEW YORK MONEY
                                                      PORTFOLIO        FUND PORTFOLIO
                                                   ---------------  --------------------
Paid-in capital................................... $   503,175,983          $346,371,118
Accumulated net realized loss on security
  transactions....................................        (121,176)               (1,390)
                                                   ---------------  --------------------
   Net Assets..................................... $   503,054,807          $346,369,728
                                                   ===============  ====================

                   Notes to Financial Statements (Concluded)


(E)  Capital Loss Carryover

   At October 31, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                 CAPITAL LOSS  YEAR OF
                                 CARRYFORWARD EXPIRATION
                                 ------------ ----------
FedFund Portfolio:                 $ 14,950      2004
                                     23,331      2005

T-Fund Portfolio:                    59,170      2008

Federal Trust Fund Portfolio:        32,894      2003
                                     16,364      2004
                                      8,405      2005

Treasury Trust Fund Portfolio:      154,882      2004
                                     66,491      2007
                                    123,242      2008
                                     91,820      2009

MuniFund Portfolio:                  16,434      2006
                                     30,617      2007
                                     13,753      2008

MuniCash Portfolio:                  96,978      2002
                                     28,918      2007
                                     21,869      2008

California Money Fund Portfolio:     61,170      2002
                                      1,064      2003
                                     12,123      2005
                                     65,827      2009

New York Money Fund Portfolio:        1,390      2006

   In accordance with Statement of Position 93-2 ''DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTION BY INVESTMENT COMPANIES'', New York Money Fund made reductions to accumulated net realized loss on investments and to paid-in-capital to reflect the expiration of capital loss carryovers for Federal Income Tax purposes of $97 as of 10/31/01 and $10,920 as of 10/31/00. California Money Fund made reductions to accumulated net realized loss on investments and to paid-in-capital to reflect the expiration of capital loss carryovers for federal income tax purposes of $51,940 as of 10/31/00.

Trustees
   Ralph Schlosstein
      Chairman & President

   G. Nicholas Beckwith
   Jerrold B. Harris
   Rodney D. Johnson
   Joseph Platt
   Robert C. Robb, Jr.
   Kenneth L. Urish
   Frederick W. Winter

Investment Adviser
      BlackRock Institutional Management Corporation
      100 Bellevue Parkway
      Wilmington, DE 19809

Co-Administrators
      PFPC Inc.
      400 Bellevue Parkway
      Wilmington, DE 19809

      BlackRock Institutional Management Corporation
      100 Bellevue Parkway
      Wilmington, DE 19809

Distributor
      BlackRock Distributors, Inc.
      3200 Horizon Drive
      King of Prussia, PA 19406

Transfer Agent
      PFPC Inc.
      PO Box 8950
      Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                                                    BPIF-SA-001